As filed with the Securities and Exchange Commission on April 29, 2022
1933 Act Registration No. 2-90201
1940 Act Registration No. 811-03996

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 59	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 187	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

320 Park Avenue New York, New York 10022-6839
(Address of Depositor’s Principal Executive Office) (Zip Code)
Depositor’s Telephone Number, including Area Code: (212) 224-1600
Amy Latkin Vice President and Associate General Counsel
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2022 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2022 pursuant to paragraph (a)(1) of Rule 485.
Title of Securities Being Registered:
Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

INDIVIDUAL RETIREMENT ANNUITY AND
FLEXIBLE PREMIUM ANNUITY CONTRACTS
VARIABLE ACCUMULATION ANNUITY CONTRACTS
(IRA AND FPA CONTRACTS)
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue, New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

We offer Individual Retirement Annuity Contracts (“IRA Contracts”), including Traditional IRA, Roth IRA, Inherited IRA (subject to state insurance department approval), Savings Incentive Match Plan for Employees (SIMPLE) IRA and Simplified Employee Pension (SEP) IRA Contracts. We also offer Individual Flexible Premium Deferred Annuity Contracts ("FPA Contracts").
You, as a Contractholder, or as a person to whom we have issued an IRA Contract, or as a person or entity to which we have issued an FPA Contract, may make Contributions in the amounts and at the frequency you choose (subject to certain minimums), and some of the Contracts permit your employer to make Contributions on your behalf. Under IRA Contracts, the amount of your Contributions and those of your employer are limited by federal tax laws. A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date.
You may allocate your Account Value to the subaccounts of Mutual of America Separate Account No. 2 or to our General Account, unless your Plan restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Subaccounts of the Separate Account invest in similarly named funds or portfolios of mutual funds, which are set forth and described in the Appendix to this Prospectus.
Before you invest, you should review this Prospectus, which contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at https://dfinview.com/mutualofamerica/tadf/IRA/AP and at https://dfinview.com/mutualofamerica/tadf/FPA/AP. You can also get this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated: May 1, 2022

Definitions We Use in this Prospectus
Account Value—The value of a Contractholder’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Contractholder, during the Accumulation Period. Depending on its use in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.
Accumulation Period—For a Contractholder, the period under a Contract when Contributions are made or held for the Contractholder. The Accumulation Period ends at the Annuity Commencement Date, or the date the Contractholder withdraws the Account Value in full before the Annuity Commencement Date.
Accumulation Unit—A measure we use to calculate the value of a Contractholder’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.
Allocation Funds—The Mutual of America Investment Corporation Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.
Allocation Portfolios—The Mutual of America Variable Insurance Portfolios Conservative Allocation Portfolio, Moderation Allocation Portfolio and Aggressive Allocation Portfolio.
Annuitant—The individual named in the application for a Contract. Under a death benefit in the form of an annuity, the Beneficiary will be the annuitant/payee. We use the life expectancy of the Annuitant(s), or of the annuitant/payee, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.
Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. A Contractholder, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments.
Annuity Payments—A series of equal monthly payments from us. The amount of the Annuity Payments will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant’s joint Annuitant, or for such other specified period as we may permit.
Beneficiary(ies)—The person(s) named by a Contractholder to receive: (1) the death benefit under the Contract if during the Accumulation Period the Contractholder dies (or if the Contractholder is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments if the Annuitant dies and the joint Annuitant, if any, dies.
Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.
Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.
Contract(s)—One (or more) of the individual (IRA and FPA) variable accumulation annuity contracts described in this Prospectus.
Contractholder—The individual to whom we have issued an IRA or FPA Contract, or the entity to which we have issued an FPA Contract to fund a deferred compensation plan.
Contributions— Amounts contributed from time to time under a Contract during the Accumulation Period.
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eDocuments—A feature that offers Contractholders a way to electronically receive communications and reports, such as quarterly statements, prospectuses (including summary prospectuses), and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Contractholders enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.
Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios of Fidelity® Variable Insurance Products Funds.
General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. Amounts allocated under the Contracts to the General Account earn interest at a fixed rate that we change from time to time. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.
Inherited IRA—An IRA Contract that is funded with the death benefit proceeds of an IRA Contract or another qualified retirement plan by the beneficiary of such IRA or plan.
Investment Alternatives—Our General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives.
Joint Annuitant—An additional person (usually the Spouse) whose life expectancy is taken into account for a life annuity and who will receive Annuity Payments upon the death of the Annuitant in accordance with the form of annuity selected. A joint annuitant may be designated by the owner at any time before the Annuity Commencement Date.
Retirement Funds—The Mutual of America Investment Corporation Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement 2060 Retirement and 2065 Retirement Funds.
Retirement Portfolios—The Mutual of America Variable Insurance Portfolios Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Portfolios.
Roth IRA—An IRA Contract designated as a Roth IRA, in accordance with Code Section 408A.
Separate Account—Mutual of America Separate Account No. 2, a separate account we established to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.
SEP IRA—An IRA Contract purchased by an employee in connection with a Simplified Employee Pension (SEP) adopted by the employer.
SIMPLE IRA—An IRA Contract purchased by an employee under a Savings Incentive Match Plan for Employees (SIMPLE) adopted by the employer.
Spouse—Unless otherwise specified, the person to whom a Contractholder or Annuitant is legally married in a marriage recognized under federal law.
Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.
Traditional IRA—An IRA Contract other than a Roth IRA, Inherited IRA, SEP IRA or SIMPLE IRA Contract.
Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.
Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.
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Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.
Waived Annual Contract Fee—The waiver of the annual contract fee for Contractholders who agree to use eDocuments.
We, us, our, Company or Mutual of America—Refers to Mutual of America Life Insurance Company.
You, or your—Refers to a Contractholder.
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Important Information You Should Consider About the
IRA Contract
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Charges
Transaction Charges	There are no charges for other transactions under the Contract.			Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please
refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.91%[1]	1.40%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	1.37%[2]
	3. Investment options (Underlying Fund fees and expenses - Net)	0.14%[3]	0.89%[3]
[1] See the “Charges” section of this Prospectus for a description of the Base Contract Fee and related charges.
2As a percentage of Underlying Fund assets.
[3]Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement
arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30,
2023.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	LOWEST ANNUAL COST ESTIMATE: $1,073	HIGHEST ANNUAL COST ESTIMATE: $2,840
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes and Underlying
Fund fees and expenses
•No sales charges
•No additional Contributions,
transfers, or withdrawals

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	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term investment time horizon.
•Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account ), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
RESTRICTIONS
Investments
Your ability to allocate Contributions among the Investment
Alternatives Separate Account is subject to any restrictions contained in your Employer’s Plan. If your Employer’s Plan
permits transfers to other contracts, you may transfer your
Account Value but only to a provider specifically identified in the
Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
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	TAXES	LOCATION IN PROSPECTUS
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Because of the favorable tax treatment provided for all IRAs, there are no additional tax benefits to the contract.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of
the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.
Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on
aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual
performance in relation to individual sales objectives.
With regard to non-cash compensation, representatives and
certain staff from the top five performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a registered representative to recommend this Contract over
another investment.
Purchases and Contract Value
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Important Information You Should Consider About the
FPA Contract
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Charges
Transaction Charges	There are no charges for other transactions under the Contract.			Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please
refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.91%[1]	0.91%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	21.30%[2]
	3. Investment options (Underlying Fund fees and expenses - Net)	0.14%[3]	0.89%[3]
[1] See the “Charges” section of this Prospectus for a description of the Base Contract Fee and related charges.
2 As a percentage of Underlying Fund assets.
[3] Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement
arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30,
2023.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	LOWEST ANNUAL COST ESTIMATE: $1,071	HIGHEST ANNUAL COST ESTIMATE: $22,752
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
Classes and Underlying
Fund fees and expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

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	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access on earning to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term investment time horizon.
•Withdrawals are subject to ordinary income tax of earnings
and may be subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix: Underlying FundsAvailable Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
RESTRICTIONS
Investments
Your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
10

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Withdrawals of earnings will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of
the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.
Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on
aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual
performance in relation to individual sales objectives.
With regard to non-cash compensation, representatives and
certain staff from the top five performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a registered representative to recommend this Contract over
another investment.
Purchases and Contract Value
Overview of the IRA Contracts
Purpose

We offer the individual variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and a payout (income) period.
Accumulation (Savings) Period
During the accumulation period, you may allocate Contributions among the Investment Alternatives. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives. You may also allocate your Account Value to our General Account. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying
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Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-eight Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A1 to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions during the Accumulation Period. You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer.
Who May Make Contributions. The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.
•
Under a Roth IRA, a Traditional IRA Contract, or a SEP IRA, you may make Contributions directly to us, or you may also make Contributions through a payroll deduction agreement with your employer.
•
Under an Inherited IRA contract, you may not make Contributions. You may only purchase an Inherited IRA by a rollover of a death benefit that is payable to you from an IRA (other than a Roth IRA) and/or another qualified retirement plan, but only with respect to one decedent under each Contract. The decedent must have died prior to 2020.
•
Under a SIMPLE IRA Contract, you may make Contributions only by salary reduction agreement with your employer.
•
For both SEP IRAs and SIMPLE IRAs, the employer also may contribute amounts on your behalf, within the limits established by the Code. Under a SIMPLE IRA, an employer must match certain Contributions by an employee or make a Contribution for each employee who is eligible to contribute under the SIMPLE.
Minimum Required. For a Traditional IRA or Roth IRA, your initial contribution and any subsequent contributions must be at least $10. You are not required to make any minimum amount of Contributions to a SEP IRA or Simple IRA.
Limits on Amounts of Contributions. The aggregate amount that you may contribute to a Traditional IRA, SEP IRA and/or Roth IRA Contract is limited under the Code. Your Contributions may be fully or partially deductible, depending on the level of your federal adjusted gross income and the type of IRA Contract.
Payout (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
Contract Features

We offer individual variable accumulation annuity contracts to help you accumulate funds for retirement and other long-term financial needs.
Individuals may purchase IRA Contracts for retirement savings. The term “IRA Contracts” refers to Traditional IRA, Roth IRA, Inherited IRA, SEP IRA and SIMPLE IRA Contracts, which are described in more detail in the Statutory Prospectus. An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) Plan or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE) if the individual’s employer has established one of those plans.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.
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The death benefit amount will be your Account Value as of the date we receive proof of your death (or the death of the Annuitant, if different), the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. Unless the owner selected the death benefit, the Beneficiary selects the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
•
Under an IRA Contract (other than an Inherited IRA), if the Spouse of the Owner is the sole Beneficiary, the surviving Spouse may be able to continue the Contract instead of receiving a death benefit, subject to the terms of the Contract.
•
Under an Inherited IRA, the beneficiary may continue to receive minimum distributions in accordance with the distribution schedule applicable to the owner.
Transfers and Withdrawals of Account Value. During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. We do not assess a charge for transfers under the Contracts.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under all Contracts. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. You may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name.
We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value, except in the case of certain withdrawals from Roth IRA Contracts. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any). The taxable portion of withdrawals, and in certain cases the nontaxable portion of withdrawals from Roth IRAs, may be subject to a 10% tax penalty, or 25% for SIMPLE IRAs in limited cases. The tax penalty is not due if you have reached the age of 59½, are disabled or in certain other circumstances (including special rules for IRA Contracts).
The Code imposes minimum distribution requirements for IRA Contracts, other than Roth IRAs. You may be required to make partial withdrawals of Account Value, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.
Overview of the FPA Contracts
Purpose

We offer the individual variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and a payout (income) period.
Accumulation (Savings) Period
During the accumulation period, you may allocate Contributions among the Investment Alternatives. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives. You may also allocate your Account Value to our General Account. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to
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the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-six Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions during the Accumulation Period. You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer.
Who May Make Contributions. The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.
•
Under an FPA Contract purchased by an employer in connection with deferred compensation of an employee, the employer makes the Contributions.
•
Under an FPA Contract issued to an individual, you may make Contributions through a payroll deduction agreement with your employer, and you may make Contributions directly to us.
Minimum Required. Your initial contribution and any subsequent contributions must be at least $10.
Limits on Amounts of Contributions. There is no limit on the amount of Contributions that you may make to an FPA Contract if you are an individual.
Payout (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
Contract Features

We offer individual variable accumulation annuity contracts to help you accumulate funds for retirement and other long-term financial needs.
Individuals may purchase FPA Contracts to accumulate assets for retirement. An employer may purchase FPA Contracts to serve as a depository for the employer’s deferred compensation obligations to employees.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.
•
Under an FPA Contract when you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant’s death.
•
Under an FPA Contract with joint owners, we will pay the death benefit upon the first death of an owner or the Annuitant.
The death benefit amount will be your Account Value as of the date we receive proof of your death (or the death of the Annuitant, if different), the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. Unless the owner selected the death benefit, the Beneficiary selects the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
•
Under an FPA Contract, if the Spouse of the Owner is the sole Beneficiary, the surviving Spouse may be able to continue the Contract instead of receiving a death benefit, subject to the terms of the Contract.
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Transfers and Withdrawals of Account Value. During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. We do not assess a charge for transfers under the Contracts.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under all Contracts. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. You may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name.
We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value to the extent of your earnings. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your Contributions. The taxable portion of withdrawals may be subject to a 10% tax penalty. The tax penalty is not due if you have reached the age of 59½, are disabled or in certain other circumstances.
15

Fee Table – IRA Contracts
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year.
  I.The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
  II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).

	Maximum	SEP IRA, SIMPLE IRA Standard	Traditional IRA, Roth IRA, and Inherited IRA Standard
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	1.35%(2)	.90%(2)

(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
(2)
Reductions in Separate Account Annual Expenses. All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such Investment Alternatives equal to reimbursements we receive from service providers to those Investment Alternatives. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts.
(3)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.
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The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets	0.14%	1.37%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)	0.14%	0.89%

*Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2023.
Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
This example also assumes the maximum fees and expenses of the Underlying Funds during 2021, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$2,840	$8,952	$15,690	$35,714
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Fee Table – FPA Contracts
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year.
  I.The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
  II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).

	Maximum	FPA Standard
Administrative Expenses (Annual Contract Fee)	$24	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	.90%(2)

(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
(2)
Reductions in Separate Account Annual Expenses. All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such Investment Alternatives equal to reimbursements we receive from service providers to those Investment Alternatives. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts.
(3)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.
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The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets	0.14%	21.30%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.14%	0.89%

*Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2023.
Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
This example also assumes the maximum fees and expenses of the Underlying Funds during 2021, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$22,752	$71,714	$125,677	$285,944
Principal Risks of Investing in the Contract
Contract Risks
You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected.
The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
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Investment Risk
You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
General Account Risk
With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Tax Consequences
Withdrawals are generally taxable (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), are taxable as ordinary income rather than capital gains. Different rules apply for Roth IRAs.
Business Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
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General Description of Mutual of America,
the Separate Account and the Underlying Funds
Mutual of America

We are obligated to pay all amounts required on the part of the insurer under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals including variable accumulation annuity contracts and variable life insurance policies. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2021, we had total assets, on a consolidated basis, of approximately $28.3 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940, as amended, for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, S&P Global Ratings, and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.
We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.
We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund. See Appendix A to this Prospectus, which sets forth certain information about each Underlying Fund.
The assets of the Separate Account are our property. The Separate Account assets attributable to Contractholders’ Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.
The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.
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Underlying Funds in Which Our Separate Account Invests

Information regarding each of the Underlying Funds including its name, its investment objectives, its investment adviser and subadviser, current expenses, and performance is available in Appendix A1 (for IRA Contracts) or Appendix A2 (for FPA Contracts) to the Prospectus. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. The prospectuses and summary prospectuses for the Underlying Funds are available on our website mutualofamerica.com/prospectus or you can request them by writing to us at 320 Park Avenue, New York, NY 10022-6839 or by calling 800.574.9267.
The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Subaccounts may decline in value. The Underlying Funds sell their shares to the separate accounts of other insurance companies and may also offer them for sale to the general public.
Selection of Underlying Funds. The Underlying Funds offered through the Contracts are selected by us. Before adding an Underlying Fund, we evaluate a number of important criteria, including, but not limited to, a fund’s category and style; its investment policy and objectives; the investment manager’s investment processes; the fund’s fit within the mix of the existing investment alternatives and managers offered through the Company’s contracts; the fund’s investment management fees; the appropriateness of the fund for long-term investment of retirement plan assets; the expertise and reputation of the investment manager and the experience and stability of the management team, including the portfolio managers; the effectiveness of the investment manager’s research; the competitive historical fund performance; and the manager’s adherence to the stated investment objectives and style. Consideration is also given to the appeal of the investment management firm to current and future Contractholders and Participants.
Shared and Mixed Fund Arrangements. Shares of the Underlying Funds currently are available to the Separate Accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or participants in retirement plans that use our group annuity contract as the funding vehicle, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.
Your Voting Rights for Meetings of the Underlying Funds

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Contractholders. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.
We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Contractholders. We will determine the number of Accumulation Units attributable to each Contractholder for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of Contractholders may control the outcome of the vote.
Each Contractholder who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.
We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.
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Charges
Charges under the Contracts

We deduct several charges from the net assets of each Subaccount. All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursement we receive from service providers to those funds.
Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are as follows.
Traditional IRA, Roth IRA, Inherited IRA and FPA Standard Fees and Maximum Fees
The standard Separate Account charges (Base Contract Expenses), totaling 0.90%, subject to reduction as noted below for assets in the Fidelity VP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series include:
•
An administrative expense charge at an annual rate of 0.35%;
•
A charge at an annual rate of 0.35% for expenses related to the distribution of the Contracts; and
•
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers.
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
SEP IRA and SIMPLE IRA Standard Fees and Maximum Fees
For SEP IRA and SIMPLE IRA, the standard Separate Account charges (Base Contract Expenses), totaling 1.35%, subject to reduction as noted below for assets in the Fidelity VP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, include:
•
An administrative expense charge at an annual rate of 0.60%;
•
A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and
•
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers.
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
Components of Separate Account Charge

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 0.90% for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts and, the standard Annual Separate Account Expense is 1.35% for SEP IRA and SIMPLE IRA Contracts.
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We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.
Separate Account charges may not exceed 2.00% in the aggregate under IRA and FPA Contracts. The Monthly Contractholder Charge may not exceed $2 per month under IRA and FPA Contracts.
Administrative Charges
We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses:
For each Subaccount, the Administrative Charges are at an annual rate indicated for each contract type:
Type of Contract	Administrative Charges
Traditional IRA, Roth IRA, Inherited IRA or FPA	.35%
SEP IRA or SIMPLE IRA	.60%
The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Distribution Expense Charge
Mutual of America Securities LLC as principal underwriter, performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses:
For each Subaccount, the Distribution Expense Charge is at an annual rate indicated for each contract type:
Type of Contract	Distribution Expense Charge
Traditional IRA, Roth IRA, Inherited IRA or FPA	.35%
SEP IRA or SIMPLE IRA	.55%
The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Expense Risk Charge
We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts, including the limitations on administrative charges and our obligation to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the term of the Contracts prior to annuitization and the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.
For each Subaccount, the Expense Risk Charge is at an annual rate of 0.20% for all contracts offered by this prospectus.
The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.
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Separate Account Charge Reduction—Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price and Victory
We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge (Base Contract Expenses) applicable to assets invested in those Subaccounts for all contracts. We currently receive the following reimbursements:
•
the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide;
•
the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimburses us at an annual rate of 0.25% for certain services we provide;
•
the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;
•
the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.25% for administrative services we provide, or at an annual rate of 0.15% if the aggregate dollar value of the shares of that Subaccount held in Mutual of America separate accounts falls below $250,000,000 at any time during a month; and
•
the distributor for the Victory RS Small Cap Growth Equity VIP Series reimburses us at an annual rate of 0.05% for certain services we provide.
For each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives, the following reductions in the Separate Account Charge (Base Contract Expenses) apply:
	Separate Account Annual Expenses (Base Contract Expenses)
Assets invested in:	Traditional IRA, Roth IRA, Inherited IRA and FPA Standard Fees	SEP IRA and SIMPLE IRA Standard Fees
Fidelity Funds	0.80%	1.25%
MFS VIT III Mid Cap Value Portfolio	0.65%	1.10%
PIMCO VIT Real Return Portfolio	0.80%	1.25%
T. Rowe Price Blue Chip Growth Portfolio	0.65%[1]	1.10%[1]
Victory RS Small Cap Growth Equity VIP Series	0.85%	1.30%
All Other Funds	0.90%	1.35%

1If Mutual of America Separate Account assets in the T. Rowe Price Blue Chip Growth Portfolio fall below $250,000,000 at any time during a month, and we therefore will receive the reduced reimbursement, the Separate Account Annual Expenses (Base Contract Expenses) for investments in that Subaccount will be: Traditional IRA, Roth IRA, Inherited IRA and FPA Standard Fees of 0.75%; and SEP IRA and SIMPLE IRA Standard Fees of 1.20%.
Monthly Contractholder Charge

Annual Contract Fees. We also deduct from your Account Value an Annual Contract Fee on a monthly basis. Beginning in May 2022, we will begin migrating Plans to a new recordkeeping platform that will determine and charge fees as of the 15th day of each month (or the first Valuation Day after the 15th day if the 15th day is not a Valuation Day). You will receive a notice when your Plan is migrated to the new recordkeeping platform. Participants added to the Plan after it has been migrated or any Annuity Plans added after May 2022 will automatically be placed in the new recordkeeping platform and will not receive a notice. For those in the new recordkeeping platform, the monthly charge is $2.00 if you have an Account Value of $2,400 or more at the 15th day of the month, or  1∕12 of 1% of the Account Value at the 15th day of the month if your Account Value is less than $2,400 at the 15th day of the month (which will be less than $2.00). We do not impose the Annual
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Contract Fee on a monthly basis for any month that your Account Value at the 15th day of the month is less than $300. For those in the old recordkeeping platform, the monthly charge is currently $2.00 if you have an Account Value of $2,400 or more at the end of the month, or 1/12 of 1% of the Account Value at the end of the month if your Account Value is less than $2,400 at the end of the month (which will be less than $2.00). We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the end of the month is less than $300.
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Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Contractholders a way to electronically receive communications and reports (see “Definitions we use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.
Additional Information About eDocuments. We offer eDocuments, a feature that offers Contractholders a way to electronically receive communications and reports, such as quarterly statements, prospectuses, (including summary prospectuses) and Underlying Fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.
When you sign up for eDocuments we will waive the Monthly Contractholder Charge for each month, beginning with the month in which you submit the consent form. Waiver of the Monthly Contractholder Charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a Monthly Contractholder Charge. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 800.468.3785 and instructing a customer service representative to revoke your consent, and the Monthly Contractholder Charge will resume in the month you revoke your consent. Your consent to eDocuments will be revoked when we are notified of your death. If you elect to use eDocuments, and if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 800.468.3785 and we will provide a copy of the requested documents free of charge.
Deduction of Monthly Contractholder Charge
We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value.
Monthly Charge. We make an additional deduction for administrative expenses each month, referred to, on an annual basis in the Fee Table as the Administrative Expenses (Annual Contract Fee), from each Individual IRA or FPA Contractowner’s Account Value. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Contractholder Charge.” The Monthly Contractholder Charge is currently the lesser of:
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$2.00 per month, or
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1/12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.
Under SEP IRA and SIMPLE IRA Contracts, your employer may elect to pay this charge on your behalf, in which case it will not be deducted each month from your Account Values.
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Expenses of the Underlying Funds

A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. Charges are deducted from and expenses paid out of the assets of the Underlying Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets. In addition, please see Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts”.
Contractholders and the Subaccounts do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Subaccounts own.
Premium Taxes

We currently do not deduct state and municipal premium taxes from Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.
General Description of Contracts
Contract Rights

The Contractholder is an individual that has purchased an IRA Contract. We also issued Inherited IRA Contracts to individuals (other than a spousal beneficiary) and trusts that are the beneficiaries of the death benefit payable under an IRA or other eligible retirement plan. To purchase a Roth IRA (except for rollovers), an individual must have federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual’s employer. We require an initial Contribution of at least the minimum required amount of $10, except for SEP IRA Contracts or SIMPLE IRA Contracts.
We issue FPA Contracts to individuals, and we also issue FPA Contracts to employers (including tax-exempt organizations) that may use the Contracts to accumulate funds to meet their deferred compensation obligations to employees. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount of $10. A person to whom we issue an FPA Contract, whether or not such person is the Annuitant, will be the Contractholder of the Contract and will possess all the rights under the Contract. For example, the employer to which we issue an FPA Contract for deferred compensation purposes is the Contractholder of the Contract and may receive all payments under the Contract.
The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA, SIMPLE IRA, or Roth IRA Contract during a tax year. An employer must match the employee’s contributions in a SIMPLE IRA up to a certain amount, as required by the Code.
For FPA Contracts, you may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10.
Contractholders may allocate Contributions among the Investment Alternatives.
You may also designate a Beneficiary to receive any payments due upon your death, subject to any limits under the Contract or the Code. We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first.
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You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. You may elect to withdraw your Account Value as discussed in this Prospectus, subject to the terms of the Contract, and you may elect to commence annuity payments as discussed in this Prospectus.
Under an IRA or FPA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period. If you have reached age 59½, or for Inherited IRAs, regardless of age, you may elect automatic withdrawals of your Account Value.
For FPAs and IRAs, except Inherited IRAs, at your Annuity Commencement Date, we will apply your Account Value to purchase a stream of monthly Annuity Payments (an annuity). All of our annuities provide monthly payments. Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. The amounts of our Annuity Payments for the type of annuity you select will be fixed.
Inherited IRA Contracts do not have an Annuity Commencement Date and you cannot obtain an annuity with your account value.
You may elect to receive your Account Value by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments.
Contract Provisions and Limitations

The two types of contracts are:
  1.Individual Retirement Annuity Contracts (IRA Contracts)
The term “IRA Contracts” refers to Traditional IRA, Roth IRA, Inherited IRA, SEP IRA and SIMPLE IRA Contracts, which are described below. Individuals may purchase IRA Contracts for retirement savings. A married individual who is not a wage earner may purchase an IRA Contract (a spousal IRA), and the individual’s Spouse (if a wage earner) may make Contributions on behalf of the non-wage earning Spouse, provided their federal income tax filing status is married, filing jointly. Individuals who have adjusted gross income for federal income tax purposes below certain levels are eligible to purchase Roth IRAs. Individuals, other than a surviving Spouse, may purchase an Inherited IRA, if the Inherited IRA contract has been approved in your state, using death benefit proceeds payable under an IRA or another qualified retirement plan of an individual who died prior to 2020. An individual may purchase an IRA Contract directly from us, and must designate whether the Contract is a Traditional IRA, or a Roth IRA.
An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) Plan or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE), if the individual’s employer has established one of those plans.
For federal income tax purposes:
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You may be able to deduct Contributions under a Traditional IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA contributions. Under an IRA contract (other than a Roth IRA), you do not pay federal income tax on the earnings from Contributions until you begin receiving Annuity Payments or otherwise withdraw all or a portion of your Account Value.
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You may not deduct Contributions under a Roth IRA for federal income tax purposes. Under a Roth IRA, you may withdraw earnings tax-free if you began contributions to a Roth IRA at least five years earlier and you are 59½ years old or older, or in certain other circumstances.
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You may not make Contributions to an Inherited IRA, except death benefit proceeds under an IRA or an eligible employer retirement plan of an individual who died prior to 2020. Under an Inherited IRA, you must receive a distribution of the entire Account Value in accordance with the Code, generally either by the end of the fifth calendar year following the year of the decedent’s death or as a series of annual required minimum distributions based upon your life expectancy.
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You may be able to deduct Contributions under a SEP IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA Contributions.
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You may exclude Contributions to a SIMPLE IRA from gross income, within certain limits.
  2.Flexible Premium Annuity Contracts (FPA Contracts)
Individuals may purchase FPA Contracts to accumulate assets for retirement. An employer may purchase FPA Contracts to serve as a depository for the employer’s deferred compensation obligations to employees.
For federal income tax purposes:
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If you are an individual (not a corporation, for example), you make Contributions to an FPA Contract with “after-tax” dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for federal income tax purposes. If you are an individual, you do not pay federal taxes on the earnings on Contributions to an FPA Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Value, in most circumstances.
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There is no deferral of federal income taxation of the earnings on Contributions for employers who purchase FPA Contracts for deferred compensation obligations or for other Contractholders who are not individuals.
Minimum. You are not required to make any minimum amount of Contributions.
Allocation of Contributions. You may allocate Contributions among the Investment Alternatives.
We will allocate a Contribution when we receive it from you or your employer, along with a Complete Order containing all information and completed documents necessary to process the Contribution, (see “Definitions We Use in this Prospectus” for a description of Complete Order) according to instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.
You may change the allocation instructions for future Contributions from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.
Your Right to Transfer Among Investment Alternatives

Subject to certain restrictions, you may transfer all or a portion of your Account Value among Subaccounts, and between the Separate Account and the General Account. There are no tax consequences to you for transfers among Investment Alternatives.
Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units.”
Transfers, Allocation Changes and Withdrawals by Telephone or Internet. You may generally make requests by telephone or Internet for transfers or withdrawals of Account Value or to change the Investment Alternatives to which we will allocate your future Contributions. We do not accept Internet requests for withdrawals from any Contract or telephone requests for withdrawals from a Roth IRA Contract, or from any FPA Contract where the annuitant and owner are not the same person. We do not accept telephone or Internet requests for IRA rollovers.
On any Valuation Day, we will consider requests by telephone or Internet that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. (or the Exchange close) as received the next Valuation Day.
You must use a password to make Internet requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our Internet website. To make telephone requests, you will be asked to provide your personal identification number (PIN) or identifying personal information to our Customer Service Representative.
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We reserve the right to suspend or terminate at any time the right of Contractholders to request transfers or reallocations by telephone or Internet. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Contractholder to a third party. Either telephone or Internet transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or Internet transfers.
We will not be liable for following instructions communicated by telephone or Internet that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or Internet are genuine, we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide written confirmation of transactions, except for allocation changes made over the Internet.
How to Tell Us an Amount to Transfer or Withdraw. To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:
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the dollar amount to be taken from each Investment Alternative; or
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for Subaccounts, the number of Accumulation Units to be transferred or withdrawn; or
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the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.
For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request on the required forms by U.S.P.S. regular mail to our Financial Transaction Processing Center.
Designation of Beneficiary

You may designate a Beneficiary or Beneficiaries, subject to any limits under the Code, to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your employer when the employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you are living at the time we receive the notice. Designations or changes in designations made via your employer will be deemed to be received by us at the time your employer enters the information on our system. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.
You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.
If no Beneficiary designated by you is living at the time of your death during the Accumulation Period (or the Annuitant under an FPA Contract, if different, dies during the Accumulation Period), or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.
If you are the owner of an FPA contract and you have designated someone else as the Annuitant, if no Beneficiary designated by you is living at the time of your death or the Annuitant’s death during the Accumulation Period (or the Annuitant’s or joint Annuitant’s death during the Annuity Period), we will pay the surviving family member(s) of the Annuitant, not you, in the order set forth above, or, if we do not find family members in these classes, the executors or administrators of the Annuitant’s estate. For FPAs issued on or after July 1, 2004, if no Beneficiary designated by you is living at the time of your death during the Accumulation Period, we will pay the Annuitant, if the Annuitant survives you.
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Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after utilizing Department of Labor guidance regarding locating missing participants and conducting a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.
Our General Account

Scope of Prospectus. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, see the Contracts themselves.
General Description. Amounts you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.
We bear the full investment risk for all amounts that Contractholders allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of your Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract. IRA Contracts and FPA Contracts being newly issued by the Company provide for a minimum rate determined in accordance with the National Association of Insurance Commissioners (“NAIC”) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula set forth in your Contract that is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under that formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, mutualofamerica.com.
We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the employer uses the online retirement plan administration system provided by us or a subsidiary for the transmission and receipt of certain information regarding Contractholders, Contributions and other Contract information, and in certain other circumstances.
You may refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.
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Transfers and Withdrawals. You may transfer any portion of your Account Value to or from the General Account and, to the extent permitted by the Code, may withdraw any portion of your Account Value from the General Account prior to the Annuity Commencement Date. We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.
Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Contractholders share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.
Contract or Separate Account Changes

Funding and Other Changes We May Make
We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all Contractholders or only for certain classes of Contractholders. New or substitute Subaccounts may have different fees and expenses, and may only be offered to certain classes of Contractholders. In making changes, we will comply with applicable state and federal law and will obtain the approval of Contractholders, if required.
Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The underlying funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.
We also may:
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create new Subaccounts of the Separate Account at any time;
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to the extent permitted by state and federal law, modify, combine or remove Subaccounts;
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transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount to another Subaccount;
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create additional separate accounts or combine any two or more accounts including the Separate Account;
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transfer assets we have determined to be attributable to the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;
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operate the Separate Account as a management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;
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deregister the Separate Account under the 1940 Act and/or cease to maintain the registration under the Securities Act of 1933 for sales of units of interest under the Contracts ; and
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operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.
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We may modify the provisions of the contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide the Contractholder and Participants with written notice as may be required under applicable law or regulation.
Frequent Transfers Among Subaccounts

Frequent Purchases and Redemptions of Subaccount Accumulation Units
The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.
Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.
Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with their Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders.
In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.
We reserve the right to adopt additional rules that would apply to Contractholders who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts.
We work with the Underlying Funds to discourage Contractholders from engaging in excessive frequent transfers that could harm any Subaccount’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on Contractholder transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Subaccounts and appropriately using Fair Value Pricing, where required.
We aggregate all daily purchase or redemption orders received from all Contractholders under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.
Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to
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reject a net purchase order on behalf of all Contractholders. In this regard, we can review individual purchase and redemption requests by Contractholders. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Contractholders engaging in market timing. We will take the following actions in the following order:
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contact the Contractholder and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;
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if the activity does not cease, suspend the Contractholder’s internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);
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then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.
These procedures are applied uniformly to all Contractholders, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.
There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some Contractholders may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other Contractholders in the Separate Account.
Annuity Period
Annuitants

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Under an IRA Contract, you must be the Annuitant, and the Annuitant cannot be changed.
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Under an Inherited IRA Contract, the owner must be the Annuitant.
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Under an FPA Contract issued to an individual, you may be the Annuitant or you may name another person as the Annuitant. Under an FPA Contract issued to an employer as a depository for deferred compensation obligations to an employee, the employee will be the Annuitant.
The Annuitant named in the application for a Contract may not be changed. You should refer to the terms of the Contract for rights that you or a Beneficiary may have. When electing annuity payments, you or a Beneficiary beginning to receive death benefits also may name a joint Annuitant.
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Available Forms of Annuity

We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent annuitant if a joint and survivor annuity) dies before the minimum time period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the source of income, since the payments continue for the life of the Annuitant.
You may select the annuity form when you designate the Annuity Commencement Date. You must select an annuity option that provides monthly Annuity Payments of at least $50. If the annuity option does not meet this minimum amount, then you must select another option or select a lump sum distribution.
Under an IRA (except for Inherited IRA) or FPA Contract, you select the form of annuity at the time you designate an Annuity Commencement Date.
You may select a form of annuity from the following list. You will be the Annuitant, unless under an FPA Contract you named someone else as the Annuitant.
Life Annuity with Ten Years Period Certain. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime, but if the Annuitant dies before the end of the ten year period, Annuity Payments will be paid to the Beneficiary until the end of the ten year period. If the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary.
Joint and 66 2∕3% Survivor Life Annuity with Ten Year Period Certain. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime and 66 2∕3% of that monthly Annuity Payment to the joint annuitant after the Annuitant’s death if the joint annuitant survives the Annuitant. If both the Annuitant and the joint annuitant die before the end of the ten year period, payments continue in the amount last paid until the end of ten years to the Beneficiary. If the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary. If a person named as an Annuitant’s joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically.
Full Cash Refund Annuity. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime. If the aggregate amount of the monthly Annuity Payments that we made to the Annuitant is less than your Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary in a single sum.
In addition to the forms of annuity listed above, under an IRA Contract, you may also select the form of annuities listed below. As of the date of this prospectus, we also currently offer the forms of annuity listed below under our FPA Contract, but have the right to discontinue offering these forms at any time.
Joint and Survivor Life Annuity. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint annuitant. There is no guaranteed minimum payment period.
Non-Refund Life Annuity. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any joint annuitant or Beneficiary.
Other Forms. We may permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of periods certain of three, five and fifteen years. Additionally, we may permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2∕3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time.
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Amount of Annuity Payments

For FPAs and IRAs, except Inherited IRAs, at your Annuity Commencement Date, we will apply your Account Value to purchase a stream of monthly Annuity Payments (an annuity). All of our annuities provide monthly payments. Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. The amounts of our Annuity Payments for the type of annuity you select will be fixed.
Inherited IRA Contracts do not have an Annuity Commencement Date and you cannot obtain an annuity with your account value.
You may elect to receive your Account Value by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments.
Annuity Payments will be fixed at the same amount every month and will be based on your Account Value at the Annuity Commencement Date, the age of the Annuitant, and the form of annuity you select. Each Contract contains tables of annuity purchase rates.
We will fix the amount of each Annuity Payment and we guarantee that we will make the payments, according to the form of annuity you select. Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The amount of the Annuity Payments depends on the annuity form you choose, your age, your joint annuitant’s age, if applicable, the applicable annuity purchase rates and your Account Value. The duration of an annuity can affect your level of benefit, with longer durations generally producing a lower monthly payment, all things being equal.
We guarantee that the purchase rates we use to determine the amount of Annuity Payments will be the better of the guaranteed rates in the Contract or our then-current annuity purchase rate at the time of your Annuity Commencement Date.
The annuity benefits generally are set forth in the Contract we issue. We will send Annuity Payments directly to Annuitants at their last known address, as filed with us. If Annuity Payments are made in connection with an FPA Contract purchased by an employer to fund deferred compensation obligations under a plan adopted pursuant to Section 457(b) of the Code, all payments are payable to the employer, but the employer may specify where we should send the Annuity Payments. In such case, the employer may change the instruction at any time with respect to payments that have not yet been made.
Annuity Commencement Date

You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures.
IRA Contracts. For IRA Contracts issued prior to July 1, 2007, the Annuity Commencement Date must be the first of a month after you have reached the age of 55. For IRA Contracts issued on or after July 1, 2007, the Annuity Commencement Date must be on the first day of a month and must be at least 12 months after the Contract issue date. For Roth IRAs, you may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. Inherited IRAs do not have an Annuity Commencement Date, and are subject to minimum distribution rules as determined under the Code and/or the election of the owner as permitted by the Code.
In addition to the conditions stated in the preceding sentences, for all SEP IRA Contracts, the Annuity Commencement Date must occur after the later of (a) the 30th day following the day you terminate employment with every employer that contributes to the Contract on your behalf or (b) the 30th day following the day that the last employer contribution is received by the Company under the Contract. Please refer to your Contract for more details.
FPA Contracts. For FPA Contracts issued prior to July 1, 2004, the Annuity Commencement Date must be on the first day of a month and must be after you have reached the age of 55.
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For FPA Contracts issued on or after July 1, 2004, the Annuity Commencement Date must be on the first day of a month at least 12 months after the Contract issue date. You may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. For an FPA Contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, the Annuity Commencement Date must be the first day of a month at least 12 months after the Contract issue date but not later than April 1 of the calendar year following the latter of the calendar year when the employee reaches age 70½ or the calendar year the employee terminates employment with the employer.
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the IRA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during accumulation period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
The following table summarizes information about the benefits available under the FPA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during accumulation period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Death Benefit Prior to Annuity Commencement Date

We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first.
We will pay the death benefit after we have received at our Home Office:
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due proof of your (or under an FPA Contract, any co-owner’s or the Annuitant’s) death, generally a certified copy of your death certificate;
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notification of election by the Beneficiary(ies) of the form of payment of death benefit; and
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claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.
The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Spouse is the Beneficiary, special rules apply as described below.) If you
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have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.
Form of Payment of Death Benefit. The Beneficiary will elect the form of payment of death benefit, unless the Owner previously selected a form. Payout options include a lump sum or annuity payments, but the Code imposes special requirements on the payment of a death benefit, as described below. We will pay the death benefit in a single sum if an option has not been selected by the date the Code requires a payout.
In addition, IRA Contractholders (other than Roth IRAs and Inherited IRAs) are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date), and certain requirements depend on whether the Contractholder had reached that age at the time of death. When minimum distribution requirements are applicable, they can be satisfied by withdrawals from other eligible IRA contracts, as the case may be. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances.
IRA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following:
(a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is ten calendar years after the year of your death, unless we pay the death benefit in accordance with (b), (c) or (d) below.
(b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Contractholder’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Contractholder’s death, is also (a) the Contractholder’s surviving spouse; (b) the Contractholder’s minor child; (c) an individual who is no more than 10 years younger than the Contractholder; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority.
(c) Beneficiary is your Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. The Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Eligible Spouse Beneficiary does not have to begin receiving benefits until the April 1 following the calendar year in which you would have reached age 72 (provided you didn’t turn age 70 ½ before 2020). Alternatively, a Beneficiary who is an Eligible Spouse, may roll your account balance over to his or her own qualified plan, 403(b) plan, or to his or her own eligible IRA.
(d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy.
FPA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following:
(a) Five Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five calendar years after the year of your death (or co-owner’s or annuitant’s death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.
(b) Life Annuity Rule. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments beginning within one year of your (or any co-owner’s or the Annuitant’s) death and which are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer.
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(c) Beneficiary is your Spouse. Under an FPA Contract, when you are the owner, your spouse, if the sole Beneficiary, may choose to be considered as the Contractholder for purposes of determining when distributions must begin. In effect, your Spouse can be substituted for you under the FPA Contract and the death benefit distribution requirements will not apply until your Spouse’s death.
In addition to a single sum payment or annuity payments, we may offer additional forms of payment of death benefit to a Beneficiary as of the date a death benefit is payable. We will provide information to each Beneficiary of the available death benefit payment forms and resulting tax consequences.
For Inherited IRAs, your beneficiary may continue your minimum distributions or may elect to take distributions at any time, but at least as quickly as the minimum distribution schedule determined under the Code and/or your elections as permitted by the Code.
Death Benefit After the Annuity Commencement Date

If an Annuitant (and the joint annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date.
Single Sum for Small Annuity Payments. If your annuity benefit payable would be less than $50 each month (or $20 each month for IRA Contracts issued generally prior to July 1, 2007 and FPA Contracts issued generally prior to July 1, 2004), we may elect to pay the Account Value in a single payment to the Annuitant.
If your Account Value will purchase an annuity that will provide $50 or less per month, then on the Annuity Commencement Date you have requested, or at your Required Beginning Date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you.
Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.
Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.
If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract.
Information and Determination. Contractholders must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder. We may rely on reports and other information furnished by Contractholders, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.
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Purchases and Contract Value
Purchase of an IRA Contract; Participation

IRA Contracts. We issue IRA Contracts (other than Inherited IRAs) to individuals, and each purchaser must complete the prescribed application. We require an initial Contribution of at least the minimum required amount of $10, except for SEP IRA Contracts or SIMPLE IRA Contracts. We issue Inherited IRAs to individuals (other than a spousal beneficiary) and trusts, that are the beneficiaries of the death benefit payable under an IRA or other eligible retirement plan.
To purchase a Roth IRA (except for rollovers), an individual must have federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual’s employer.
The Code provides certain tax benefits for IRAs, and the purchase of our IRA Contract will not result in additional tax benefits for the purchaser.
Purchase of an FPA Contract; Participation

FPA Contracts. We issue FPA Contracts to individuals, and we also issue FPA Contracts to employers (including tax-exempt organizations) that may use the Contract to accumulate funds to meet their deferred compensation obligations to employees. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount of $10.
A person to whom we issue an FPA Contract, whether or not such person is the Annuitant, will be the Contractholder of the Contract and will possess all the rights under the Contract. For example, the employer to which we issue an FPA Contract for deferred compensation purposes is the Contractholder of the Contract and may receive all payments under the Contract.
Customer Identification

We will require information from you necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001, and other applicable laws & regulations.
In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution, issue a Contract or effect subsequent transactions, including, for example, accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.
Confirmation Statements to Contractholders

We will send you a confirmation statement each time you change your allocation instructions (except when you change them via our website); we receive a new Contribution from or for you, you transfer any portion of your Account Value among the Investment Alternatives; or you make a withdrawal. The confirmation for a new Contribution or a change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee may be an individual statement for FPA and certain IRA Contracts or may be part of your next quarterly (or monthly, if applicable) account statement for certain IRA Contracts. You must notify us of any error in a statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly (or monthly) statement that serves as the confirmation statement, or you will give up your right to have us correct the error.
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Payment of Contributions

Contributions can be made by check, wire transfer or electronic funds transfer. Contributions made by check should be sent to: Mutual of America, P.O. Box 70249, Philadelphia, PA 19176-0249. For Traditional IRA, Roth IRA and FPA Contracts, in order to accept a remittance by wire transfer or electronic funds transfer and to allocate such remittance properly, we will require certain information to be sent to us in advance of the transfer. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 800.468.3785 or by visiting our website at mutualofamerica.com.
IRA Contracts. Generally, contributions must be at least $10. The method of making Contributions depends on the type of IRA Contract.
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For Traditional IRA, Roth IRA and SEP IRA Contracts, you may make Contributions directly to us.
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Under a Traditional IRA Contract or Roth IRA Contract, you also may make Contributions under a payroll deduction agreement between you and your employer, where your employer forwards to us on your behalf the amounts deducted from your salary.
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For a SIMPLE IRA Contract, you may make Contributions only by salary reduction under the SIMPLE arrangement adopted by your employer.
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For an Inherited IRA, contributions must be a direct rollover of a death benefit that is payable to you from an IRA and/or other eligible retirement plan, but only with respect to one decedent under each Inherited IRA contract. The decedent must have died prior to 2020.
The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA or Roth IRA Contract during a tax year to the lesser of $6,000 for year 2022 and later years (indexed for inflation in subsequent years) and 100% of your compensation for that year. Individuals who are age 50 or older by the end of the calendar year may make an additional contribution of $1,000 per year for 2022 and later years.
The Code limits the amount of Contributions to a Roth IRA (excluding rollovers) as follows:
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A single individual with adjusted gross income of $129,000 in 2022 (indexed for inflation in later years) or less, and a married individual who files a joint tax return with adjusted gross income of $204,000 in 2022 (indexed for inflation in later years) or less, may contribute up to the applicable limit for a year to a Roth IRA. This amount is reduced by contributions to other IRAs during the tax year, other than salary reduction contributions to a SIMPLE and any rollover distributions.
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The applicable Roth IRA contribution limit for 2022 declines according to a schedule until it becomes zero for a single individual with adjusted gross income between $129,000 and $144,000 and for a married individual filing a joint return with adjusted gross income between $204,000 and $214,000.
The Code limits Contractholder Contributions to a SIMPLE IRA, as follows:
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You may contribute up to $14,000 for 2022 (indexed for inflation in later years) or 100% of compensation if less. In addition, Contractholders who are age 50 or older may make an additional contribution of $3,000 for 2022, indexed for inflation in later years.
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If an individual has more than one employer, the maximum amount that an employee may contribute under a SIMPLE IRA and other salary reduction arrangements in any year is the applicable limit for a year for the salary reduction arrangements.
Code provisions also regulate an employer’s Contributions to a SIMPLE IRA:
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An employer generally must match an employee’s contribution up to an amount equal to 3% of the employee’s compensation, but the employer may lower the percentage to as low as 1% for two years out of a five year period. The employer may not have to match additional contributions made by Contractholders age 50 or older.
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Instead of matching a Contribution, the employer may make a “nonelective” Contribution to each Contractholder’s SIMPLE IRA. The amount of the nonelective Contribution is equal to 2% of compensation for each eligible employee earning at least $5,000, whether or not the employee has
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made Contributions during the year. The maximum amount of compensation considered for each employee in this calculation is $305,000 for 2022 (to be adjusted for cost-of-living increases in the future). An employer must notify its employees of an election to reduce the percentage of the employer’s matching Contributions or to make a nonelective Contribution instead of matching Contributions for the coming year.
Under a SEP, an employer can contribute to the employee’s SEP IRA an amount up to 25% of the employee’s compensation (with compensation limited to $305,000 for 2022, (to be adjusted for inflation in future years), but not more than $61,000 for 2022. These limits may be reduced, however, by contributions that the employer makes to other tax-qualified plans for the employee.
At any age you may make Contributions to a Roth IRA, as long as you are eligible based on federal adjusted gross income requirements. You may not make any Contributions to a Traditional IRA or SEP IRA Contract beginning in the tax year you reach age 70½, with the following exceptions:
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You may purchase an IRA Contract, or you may use an existing IRA Contract, to receive rollover Contributions from certain other plans, as described below, even after age 70½.
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An employer may make contributions for its employees under a SEP IRA or a SIMPLE IRA, and an employee may contribute to a SIMPLE IRA, after the employee has reached age 70½.
You may make Contributions to an IRA Contract (other than a SIMPLE IRA or an Inherited IRA) by rollover of eligible distributions from certain other pension or retirement arrangements that qualify for favorable tax treatment under the Code, under the following rules:
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Generally, amounts that you roll over do not count against the limitations on the amount of Contributions during a tax year, except for the portion that represents Contributions made to an IRA of the same type for the same tax year as the rollover.
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Qualified plans and arrangements include other IRA contracts, SEP IRAs and SIMPLE IRAs, tax-sheltered annuities under Code Section 403(b), pension and profit-sharing plans, including 401(k) plans, under Code Section 401(a) and eligible deferred compensation plans of a governmental employer under Code Section 457(b). (Withdrawals from a Section 457(b) plan if you have not yet reached age 59½ are not subject to a 10% tax penalty, but withdrawals from an IRA or other eligible plan after rollover from a Section 457(b) plan are subject to this penalty.) Not all distributions from these plans and arrangements may be rolled over to an IRA Contract, and the tax implications of rolling over distributions may vary depending on federal tax rules that apply to the plan or arrangement.
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You may roll over amounts to a SIMPLE IRA only from another SIMPLE IRA.
Special rules apply for rollovers to a Roth IRA or for conversions from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA. A conversion from a SIMPLE IRA to a Roth IRA is permitted only if the SIMPLE IRA has been in effect for at least 2 years. You can roll over or “convert” a Traditional IRA to a Roth IRA Contract, subject to the following:
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You may directly roll over eligible transfer distributions from an employer-sponsored plan to a Roth IRA or you may roll over eligible distributions you receive first to a Traditional IRA, a SEP IRA or a SIMPLE IRA and subsequently to a Roth IRA. Income tax treatment of distributions from employer-sponsored plans directly rolled over to Roth IRAs will be the same as if such distributions were first rolled over to a Traditional IRA, a SEP IRA, or a SIMPLE IRA and subsequently to a Roth IRA, as described below.
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You must include in gross income amounts rolled over from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA (excluding “after-tax” Contributions), but no early withdrawal penalty applies to the taxable amount. The entire taxable portion of a converted Traditional IRA is includable in the year of conversion.
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You will owe a penalty tax on withdrawals of amounts that were rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA if the withdrawal is made within five tax years after the rollover, even if the amount withdrawn is nontaxable.
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Individuals considering converting or rolling over a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA should take into account various issues, including state and local tax consequences.
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In certain circumstances, federal income tax law permits you to change or “recharacterize” the type of IRA contribution you made from a Roth IRA contribution to a Traditional IRA contribution or vice versa.
FPA Contracts. You may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10.
If an employer purchases an FPA Contract as a depository for employee deferred compensation obligations that do not constitute deferrals under an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are no limits on the amount of compensation that employees may defer. However, if the employer is a tax-exempt entity, other than a church or a state or local government, amounts deferred under the employer’s plan and held under the Contract are subject to a substantial risk of forfeiture as defined in Section 457(f) of the Code and to claims of the employer’s creditors. Certain deferred compensation plans or arrangements may also have to satisfy the requirements of Section 409A of the Code.
If a tax-exempt organization purchases an FPA Contract as a depository for employee deferred compensation obligations in connection with an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are annual limits on the amount of total deferrals under the plan that may be made for employees. Contributions (total deferrals), which may be comprised of deferred salary amounts, employer contributions and/or other deferred compensation, for any employee during a calendar year are limited to the lesser of $20,500 for 2022 (indexed for cost of living adjustments thereafter) or 100% of the employee’s includible compensation (as defined in the Code). Special “catch-up” provisions during the last three years before an employee’s normal retirement age under the plan may increase the annual limit to the lesser of double the otherwise applicable annual limit or the annual limit plus the aggregate amount unused by the employee under limits in prior years while eligible under the plan. Deferral limits for eligible deferred compensation plans are not reduced by contributions to other retirement plans or arrangements such as 403(b) plans, SEP-IRAs, SIMPLE IRAs or 401(k) plans. Amounts held under the Contract are subject to the claims of the employer’s creditors until the Account Value is distributed to an employee.
Your Account Value in the Subaccounts

Accumulation Unit Values for the Subaccounts
The Accumulation Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 800.468.3785.
Accumulation Units in Subaccounts
We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.
We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.
Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.
Calculation of Accumulation Unit Values
We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange on that day). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.
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The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:
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changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and
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Separate Account charges under the Contracts, with the annual rates calculated as a daily charge.
Accumulation Unit Values for Transactions
When you allocate Contributions to a Subaccount or transfer any Account Value to a Subaccount, we credit Accumulation Units to your Account Value. When you withdraw or transfer any Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.
The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the Contribution or request in Complete Order. As a result, we will process the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.
We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value for the Subaccount for that Valuation Period.
Principal Underwriter

Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
Our Payment of Account Value to You or a Beneficiary
Your Right to Make Withdrawals under IRA Contracts

Under an IRA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period.
A full withdrawal results in a surrender of your IRA Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. If you have reached age 59½, or for Inherited IRAs, regardless of age, you may elect automatic withdrawals of your Account Value.
You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken. We will send the Specified Payments to you.
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When you are receiving Specified Payments under an IRA Contract, you may not make payroll deduction Contributions, but you (and your employer under an IRA) may make single sum Contributions. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.
Specified Payments will continue until the earliest of:
•
your death;
•
our receipt of your written request to change or end the Specified Payments;
•
your Account Value (or your balance in any Investment Alternative that you have designated for withdrawals) declines so that the remaining balance is not large enough to cover the next Specified Payment due; or
•
your Annuity Commencement Date (except for Inherited IRAs).
If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution.
Income Tax Consequences of Withdrawals. You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions.
Your withdrawals under a Roth IRA Contract that are made after the five year period beginning with the tax year in which you made your first Roth IRA contribution are not taxable if:
•
you have reached age 59½, or
•
the withdrawals are to pay for qualified first-time home buyer expenses of up to $10,000 per lifetime (taking into account all withdrawals from all IRAs), or
•
you have died or become disabled.
A withdrawal that does not meet these requirements is nevertheless not taxable if it is not more than the amount of your Contributions to the Roth IRA and contributions to other Roth IRAs you own.
Penalty Tax on Taxable Portion of Withdrawals and on Certain Roth IRA Withdrawals. There is a 10% federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless
•
you have reached age 59½
•
you are disabled or have died
•
the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or
•
in certain other circumstances.
The 10% penalty tax you pay increases to 25% if you make a withdrawal from a SIMPLE IRA during the first two years of your participation in the employer’s SIMPLE.
You may owe a 10% penalty tax on withdrawals of amounts that you converted or rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA even though the withdrawal is tax-free to you.
Your Right to Make Withdrawals under FPA Contracts

Under an FPA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period.
A full withdrawal results in a surrender of your FPA Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
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Specified Payments Option. If you have reached age 59½, you may elect automatic withdrawals of your Account Value.
You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken. We will send the Specified Payments to you, except that we will send the Specified Payments to the Annuitant if you have an FPA Contract and have named someone else as the Annuitant.
When you are receiving Specified Payments under an FPA Contract, you may not make payroll deduction Contributions, but you may make single sum Contributions. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.
Specified Payments will continue until the earliest of:
•
your death or the Annuitant’s death, when you have an FPA Contract and someone else is the Annuitant;
•
our receipt of your written request to change or end the Specified Payments;
•
your Account Value (or your balance in any Investment Alternative that you have designated for withdrawals) declines so that the remaining balance is not large enough to cover the next Specified Payment due; or
•
your Annuity Commencement Date.
If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution. FPA Contracts owned by an employer do not permit the Specified Payments Option.
Income Tax Consequences of Withdrawals. You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions.
Penalty Tax on Taxable Portion of Withdrawals. There is a 10% federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless
•
you have reached age 59½
•
you are disabled or have died
•
the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or
•
in certain other circumstances.
When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:
•
The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or
•
The SEC by order permits postponement for the protection of Contractholders; or
•
An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.
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Additionally, we may postpone any payment from the Subaccount that is invested in the Mutual of America Investment Corporation Money Market Fund or Mutual of America Variable Insurance Portfolios Money Market Portfolio (together, the “Money Market Funds”), in the event that the Money Market Funds temporarily suspend redemption of shares because the Money Market Funds’ liquidity has fallen below required minimums because of market conditions or other factors.
In order to comply with federal laws and regulations intended to deter money-laundering, terrorism or other suspicious activities, we may refuse to accept, or decline to implement, your withdrawal or transfer orders until it is legally permissible for us to do so.
Loans
There are no loan provisions under the Contracts.
Administrative Provisions
How to Make Allocation Changes, Transfers and Withdrawals

In Writing. For all Contracts, you may request allocation changes for future Contributions, transfers of Account Value among Investment Alternatives, and withdrawals of Account Value in writing, and you must provide your transaction instructions on our forms.
•
For IRA Contracts, rollover requests to transfer balances to another provider must be made in writing and in accordance with our procedures. For Roth IRA and Inherited IRA Contracts, withdrawal requests must be made in writing.
•
For FPA Contracts where the Contractholder and the Annuitant are different, all transaction requests must be made in writing and in accordance with our procedures by the Contractholder. Withdrawals from an FPA Contract related to a Section 1035 exchange must be in writing and in accordance with our procedures.
Our Home Office, Processing Center and Regional Offices. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where certain withdrawals are processed and for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives by United States Postal Service (“U.S.P.S.”) regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.
You may obtain the address for the Regional Office that provides other services for your Contract by calling 800.468.3785 or by visiting our website at mutualofamerica.com.
By Telephone or Internet. You may call us at 800.468.3785 or visit our website at www.mutualofamerica.com to obtain information about your Account Value, to change allocation instructions among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) or identifying personal information to provide instructions by telephone. You may not make withdrawals by telephone or Internet.
•
Note that rollover requests under IRA Contracts, withdrawal requests under Roth IRA Contracts, and transaction requests under certain employer-owned FPA Contracts, as described above must be made in writing and cannot be made by telephone or Internet.
Confirmation Statements. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes (except those done over the Internet) and for your Contributions, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement or you will give up your right to have us correct the error.
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Contacting Mutual of America. Our Home Office address is:
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
You can obtain the address of your Regional Office by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
Contractholders must send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or over the Internet, as described above.
Where You Should Direct Requests. You may request an allocation change or a transfer of any portion of your Account Value among Investment Alternatives by calling our toll-free number, 800.468.3785, visiting our website at mutualofamerica.com or writing to our Financial Transaction Processing Center. The address is:
Mutual of America Life Insurance Company
Financial Transaction Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you may make a withdrawal request:
•
from any IRA Contract or FPA Contract (except as noted below) by writing to our Withdrawal Processing Center. Written requests to the Withdrawal Processing Center should be sent to:
Mutual of America Life Insurance Company
Withdrawal Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
•
You may also request a withdrawal from a traditional IRA, Inherited IRA, SEP IRA, SIMPLE IRA or FPA by calling our toll-free number, 877.567.9662. Rollover requests, requests for withdrawals without tax withholding, and requests regarding FPA contracts with joint owners or where the owner and the annuitant are different must be in writing.
•
from an FPA contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, and for Section 1035 exchanges, by writing to your Regional Office.
If you wish to obtain an annuity with your account value, or wish to receive payment under our Specified Payment Option, you should contact your Regional Office. You should use our forms to submit written requests to us; incomplete or unclear forms will be returned without action.
Assignment, Modification or Termination of Contracts

Assignment of Contracts. There are restrictions on assignments of the Contract or Contractholders’ interests under the Contracts.
•
Owners of IRA Contracts may not assign or transfer the Contract or any rights under a Contract, except as otherwise required or permitted by law.
•
The owner of an FPA Contract may assign the Contract. An assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. Your assignment of your FPA Contract may be a taxable event.
Modification or Amendment of Contracts. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.
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Cancellation Right. You may surrender for cancellation an IRA Contract or FPA Contract within ten days after you have received it (or within a longer period as provided by state law). We will refund all Contributions allocated to the General Account, plus the value on the surrender date of your Account Value allocated to the Separate Account. In addition, you may withdraw all of your assets at any time and receive your Account Value at that time. Some states require that all Contributions to the Separate Account be refunded without deductions, or adjustments for changes in Separate Account market value, which we will do in those states upon cancellation. You should consult the Contract for applicable provisions.
Termination of Contracts. We may, in our sole discretion, return your Account Value and terminate an IRA or FPA Contract (other than an Inherited IRA Contract) prior to the Annuity Commencement Date. We may terminate an IRA Contract and may terminate an FPA Contract issued on our previously approved contract form (generally used prior to July 1, 2004), if:
•
you have not made Contributions for three consecutive years,
•
your Account Value is less than the specified minimum for FPA Contracts of $500 and for IRA Contracts of either $2,000 or the amount needed to provide the minimum monthly Annuity Payment amount provided under your Contract under the form of annuity you selected, and
•
Under an FPA, you have reached the age of 59½; under an IRA, you have reached the age of 55.
We may terminate an FPA Contract on our new contract form (generally issued on or after July 1, 2004), if:
•
you have not made Contributions for three consecutive years, and
•
your Account Value is less than $2,000.
Before we elect to terminate an IRA or FPA Contract, we will notify you of our intention to do so and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. We will pay your Account Value to you in a single sum if we terminate your IRA or FPA Contract.
SEP and SIMPLE IRAs—Notice of Amendment and Option to Terminate. In certain instances, we will provide to Contractholders who have SEP or SIMPLE IRAs and to employers who have SEP or SIMPLE Plans a written notice concerning an amendment of the Contracts. A Contractholder who does not want the amendment to apply may notify us that he or she wishes to reject the amendment, including amendments necessary to comply with changes to the Code or rules or regulations adopted by the Internal Revenue Service. In that event, the Contractholder may notify us that he or she wishes to terminate the Contract.
Taxes
For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.
Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Contractholders under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the federal tax provisions. For these reasons, you or the Beneficiary should consult a qualified tax adviser for complete tax information, including advice concerning the form of IRA Contract to purchase and any state or local tax law limitations or other considerations.
This Prospectus does not discuss the requirements and limitations under the Code applicable to employers in establishing and maintaining SEPs and SIMPLEs or for the deductibility of employer contributions. Employers should consult their own qualified tax advisers for this information.
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Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under FPA and IRA Contracts issued directly to individual Contractholders. Special rules may apply to determine amounts that are subject to income taxation of payments made from FPA Contracts that were issued to the same individual in the same calendar year or if payments are made from FPA Contracts received in a tax free exchange within 180 days of the date of such exchange. Other provisions of the Code will apply to payments we make under an FPA Contract issued to an employer for its deferred compensation plan obligations.
Special Treatment for Withdrawals under Roth IRAs. The discussion below on the taxation of IRA Contract withdrawals is applicable to IRA Contracts, other than distributions from Roth IRA Contracts. Contractholders receive special tax treatment for withdrawals from Roth IRA Contracts, as discussed under “Roth IRA Contracts—Qualified Distributions” and “Roth IRA Contracts—Nonqualified Distributions; When Penalty Tax is Not Due.”
General Rules for Withdrawals under Contracts other than Roth IRAs. The general rule is that you must receive a payment under a Contract in order to be subject to income taxation. If you are an individual, you do not include in gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. If the owner of an FPA Contract is not a natural person, or if requirements of the Code relating to deferred compensation are not met, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.
When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the contract, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn. You must report to the IRS the amount of your after-tax Contributions to an IRA Contract, other than for a Roth IRA, and you are responsible for determining the investment in the IRA Contract.
The following are general concepts, and you should refer to the discussions below for your type of Contract.
•
If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.
•
If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.
•
The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.
•
Generally, the simplified method is used in determining the percentage of a distribution that you may exclude from gross income for a tax year. The nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your investment in the contract (less amounts previously received tax free) and the denominator of which is the total anticipated payments from the Contract.
Distributions under an FPA Contract

Annuity Payments. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. After you have received back all of your investment in the contract, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that a Contractholder whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method. You can exchange an existing annuity contract for a new or multiple contracts tax-free provided certain Internal Revenue Service requirements are met. However, a Contractholder should consult a tax advisor before exchanging any FPA Contract.
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If an FPA Contract is not individually owned, including a Contract purchased by an employer to fund obligations under a 457 plan, earnings on Contributions are taxable each year to the Contractholder and the exclusion ratio method is not used to determine taxation of Annuity Payments and withdrawals. Special tax rules apply to distributions by employers to their employees of deferred amounts under 457 plans.
Aggregation of Contracts. All FPA Contracts issued to the same Contractholder during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same Contractholder. Accordingly, a Contractholder should consult a tax adviser before purchasing more than one FPA or other annuity Contract.
Withdrawals. If you make cash withdrawals (that are not annuity payments), you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the FPA Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the FPA Contract before you may recover the investment in the contract. A different method may be applicable for withdrawals under FPA Contracts issued on or before August 14, 1982.
Single Sum Payments. If you receive a single sum payment of the total Account Value under the FPA Contract, you must include in gross income, for the tax year in which you receive the single sum, the difference between the amount of the single sum payment and the amount of your investment in the contract.
Distributions under IRA Contracts (other than Roth IRAs)

An IRA Contractholder (other than a Roth IRA) who makes any “after-tax” Contributions will have an investment in the contract.
Annuity Payments. If you have an investment in the contract and begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. The exclusion ratio method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year.
Withdrawals. If you receive amounts (that are not Annuity Payments) under an IRA Contract (other than a Roth IRA) and you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Value as of the date of the distribution and multiplying by the amount of the distribution. The Internal Revenue Service may indicate another date for valuing your Account Value for this purpose.
Single Sum Payments. If you receive a single sum payment of the Account Value under an IRA Contract (other than a Roth IRA), you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any.
Traditional IRA and SEP IRA Contracts—Deduction of Contributions from Gross Income

You may deduct from gross income part or all of your Contributions to a Traditional or SEP IRA Contract up to a maximum of $6,000 for 2022 (indexed for inflation in subsequent years) or 100% of annual compensation, whichever is less. For a spousal IRA, special rules apply to determine the maximum deduction. Individuals who are age 50 or older may make an additional contribution of $1,000 per year for 2022 and later years. The deductible amount depends on whether or not you participate (and if you are married*, whether or not your Spouse participates) in a pension, profit-sharing or 401(k) plan, a tax-sheltered annuity arrangement, a SEP, a SIMPLE IRA or an eligible deferred compensation plan described in section 457(b) of the Code (a pension arrangement) and, if so, on your federal adjusted gross income (AGI).
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*
For purposes of this section, “married” means being in a marriage as recognized under federal law.
•
If you are not married and do not participate in a pension arrangement, or if you are married and neither you nor your Spouse participates in a pension arrangement, you may deduct the maximum deductible amount.
•
When (1) you (whether or not married) participate in a pension arrangement, or if you are married and do not participate in a pension arrangement but your Spouse participates in a pension arrangement, and (2) you have AGI over a specified amount, then you either will not be able to deduct Contributions, or the amount that you may deduct will be reduced.
If you are unmarried, your maximum deductible amount for 2022 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $68,000, and you may not deduct Contributions under an IRA Contract once your AGI for 2022 reaches $78,000. If you are a married taxpayer filing a joint return, your maximum deductible amount for 2022 is reduced by a fraction, the denominator of which is $20,000 and the numerator of which is the amount of your AGI over $109,000, and you may not deduct Contributions under an IRA Contract once your AGI for 2022 reaches $129,000. If you are a married taxpayer filing separately from your spouse, your maximum deductible amount for 2022 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $0, such that you may not deduct your Contributions if your AGI for 2022 reaches $10,000. Regardless of your filing status, the amount of reduction in your maximum deductible amount is rounded down to the next lowest multiple of $10. In any case where your maximum deductible amount is greater than zero, you may take a minimum deduction of $200.
•
If you are married, participate in a pension arrangement, and make Contributions to a spousal IRA of up to the applicable limit for a year (minus any amount the Spouse contributes to an IRA for the same tax year) for a Spouse who does not participate in a pension arrangement, you may deduct the Contribution to the spousal IRA from gross income if you and your Spouse file a joint federal income tax return and your combined AGI is not more than $204,000. The deduction is reduced by multiplying the maximum deduction by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $204,000, except that the minimum deduction is $200 before it is reduced to $0 at $214,000 AGI and reductions are rounded down to the nearest multiple of $10.
Non-Deductible Contributions. If you do not qualify to deduct all or part of your Contributions to an IRA under the above rules, you may still make non-deductible Contributions. The maximum non-deductible Contribution is $6,000 for 2022, and indexed for inflation in later years or 100% of annual compensation, whichever is less, reduced by the amount of your deductible contribution for the year and by any contribution you make to a Roth IRA, other than rollovers to a Roth IRA. Contractholders who are age 50 or older by the end of the calendar year may make an additional contribution of $1,000 for the year 2022 and later years. You also may make non-deductible Contributions up to the applicable limit for a year to a spousal IRA for your Spouse for any tax year, reduced by any contributions to an IRA (including a Roth IRA) made by your Spouse for the same tax year and any deductible Contribution for the year. Excess Contributions may result in adverse income tax consequences to you.
If you make a non-deductible contribution to an IRA, you must report the amount of that contribution to the IRS when filing an income tax return for the year. You are responsible for maintaining your own records regarding non-deductible contributions. We will presume that all Contributions to our Traditional IRA and SEP IRA Contracts are deductible, including for tax reporting purposes. When we make distributions to you, it is your responsibility to make any appropriate adjustments when you report the distributions to the IRS on your income tax return for the year of distribution.
These limits on Contributions, however, do not apply to tax-free rollovers from other qualified retirement plans.
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SIMPLE IRAs—Exclusion of Contributions from Gross Income; Rollover Limitation

You may exclude Contributions to a SIMPLE IRA from gross income for federal income tax purposes in an amount up to $14,000 for 2022 (indexed for inflation in later years). Contractholders who are age 50 or older by the end of the calendar year may exclude an additional $3,000 in 2022 (indexed for inflation in subsequent years). If your includible compensation is less than the applicable limit for a year, you are limited to 100% of your compensation.
During the first two years of participation in a SIMPLE IRA, you may rollover amounts from a SIMPLE IRA only to another SIMPLE IRA. After the two year period, you may rollover amounts from a SIMPLE IRA to any IRA (including a Roth IRA) and to any qualified plan that accepts rollovers.
Penalty Taxes for Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59½ (except for Inherited IRAs, for which there is no withdrawal penalty). This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income. However, if you make any withdrawals from a SIMPLE IRA within the first two years of your participation in the employer’s SIMPLE IRA, the early withdrawal penalty tax increases to 25% from 10%. Other federal income tax penalties may apply to amounts or withdrawals under IRA Contracts.
FPA Contracts—When No Penalty Tax is Due

In general, the taxable amount of a withdrawal you make before you reach age 59½ is not subject to a penalty tax if:
1.
You have died or become disabled;
2.
The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary; or
3.
The withdrawn amount is attributable to Contributions made prior to August 14, 1982;
For premature payments received under FPA Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts.
IRA Contracts—When No Penalty Tax is Due

The taxable amount of a withdrawal you make before you reach age 59½ is not subject to a penalty tax if:
1.
You have died or become disabled;
2.
The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;
3.
The withdrawals are to pay your medical expenses, or those of your Eligible Spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 10% of the taxpayer’s adjusted gross income);
4.
Under an IRA Contract, the withdrawal is to pay your health insurance premiums, or the premiums for your Spouse or dependents, if you have received unemployment compensation for at least 12 weeks and you meet certain other eligibility requirements;
5.
Under an IRA Contract, the withdrawal is for the payment of qualifying post-secondary (college) education expenses;
6.
Under an IRA Contract, the withdrawal is for qualified first-time home buyer expenses (up to $10,000 per lifetime);
7.
Under an Inherited IRA Contract, the withdrawal is part of the required distributions that must occur within five years following the end of the calendar year in which the decedent’s death occurred or as part of a series of required minimum distributions based upon the life expectancy of the Annuitant;
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8.
Under an IRA Contract, the withdrawal is a qualified birth or adoption distribution; or
9.
Under an IRA Contract, you are a qualified individual within the meaning of the Coronavirus Aid, Recovery, and Economy Security Act (“CARES Act”) and your withdrawal is within the limits under the CARES Act.
Roth IRA Contracts—Qualified Distributions. You receive tax-free any distribution that is a qualified distribution from a Roth IRA Contract. The distribution also is penalty tax free, except for certain withdrawals from rollover or conversion Contributions as described below.
A qualified distribution is a distribution made:
1.
After the end of the five-year period beginning with the year in which you first contributed to a Roth IRA; and
2.
In one of the following circumstances:
a)
You are age 59½ or older;
b)
You have died or become disabled; or
c)
For qualified first-time home buyer expenses (up to $10,000 per lifetime).
Roth IRA Contracts—Non-Qualified Distributions; When Penalty Tax is Not Due. Any withdrawal by you that is not a “qualified distribution” is first considered to be a return of your after-tax Contributions. Withdrawals of after-tax Contributions are not subject to taxation or, except as noted below for rollover or conversion Contributions, subject to the 10% penalty tax. After you have recovered all Contributions under the Roth IRA Contract, you will be taxed at ordinary income rates on the amount of investment earnings withdrawn and may be subject to the penalty tax on the taxable amount. (For purposes of this rule, you must aggregate all of your Roth IRA contracts.)
There is no penalty tax for withdrawals that are not Qualified Distributions if one of the Traditional IRA exceptions to the penalty tax applies.
Roth IRA Contracts—Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions. Your withdrawal from a Roth IRA Contract is subject to the 10% penalty for premature withdrawals, even though the amount withdrawn is not taxable, if:
•
the amount withdrawn was rolled over or converted from a Traditional IRA Contract, and
•
the withdrawal is within the 5 tax year period beginning with the tax year in which you made the rollover or conversion.
Each rollover or conversion contribution has its own separate 5 tax year period for purposes of this special penalty tax. If you make Contributions from rollovers or conversions to the same Roth IRA Contract to which you make other Contributions, then:
•
your withdrawals will be considered to come first from Contributions other than the rollover or conversion Contributions, and
•
withdrawals of rollover or conversion Contributions will be considered to come first from the oldest of these Contributions, for purposes of calculating the 5 tax year period.
Minimum Distributions under IRA Contracts

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions under IRA Contracts beginning at a certain time (called the “Required Beginning Date”). Distributions under Roth IRAs are not required until the death of the Contractholder. Generally, you may take the required amount from the IRA Contract we have issued, or from other non-Roth IRA contracts that you have.
Under the Coronavirus Aid, Recovery, and Economy Security Act (“CARES Act”), no distributions of Account Value are required in 2020. Beginning in 2021, Distributions under IRA Contracts (other than Roth IRAs and Inherited IRAs) must begin by April 1 of the year following the year in which you reach age 72, even if you do not retire.
54

Distributions under Inherited IRA Contracts must begin by the end of the year following the year of death of the decedent for whom you were the beneficiary if you have elected or are required to receive distributions based on your life expectancy. If the decedent had not reached his Required Beginning Date at the time of his death, you may elect not to take distributions based on your life expectancy, but then you must withdraw the entire account value no later than the end of year that includes the fifth anniversary of the death of the decedent, except that under the CARES Act, you are not required to take a distribution in 2020 and you can disregard 2020 in counting the five years.
We will provide explanatory information to Contractholders before their Required Beginning Dates. If you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew.
Federal tax law provisions concerning distributions upon the death of a Contractholder may reduce the period over which a Beneficiary may take or defer receipt of the death benefit.
Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes in most circumstances. An exception to this rule may apply for an FPA Contract if you did not own or control the Contract at the time of (and for a period before) death.
A Beneficiary will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (“IRD”), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.
Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if federal income tax withholding is applicable. In some instances, you may elect to have us not withhold federal income tax.
When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or your Beneficiary) of possible elections to be made. Contractholders and Beneficiaries should carefully review information they receive from us.
We are required to withhold federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid written election not to have federal income tax withheld and except that withholding is not required for Roth IRAs in certain circumstances. You at any time may revoke an election not to withhold. If you revoke an election, we will begin withholding.
We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).
•
For Annuity Payments, we will withhold federal tax in accordance with the Annuitant’s withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.
•
For most withdrawals, we will withhold federal tax at a flat 10% rate of the amount withdrawn.
Legal Proceedings
We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of Mutual of America Securities LLC to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.
55

Financial Statements
The required financial statements for each of Mutual of America and the Separate Account appear in the Statement of Additional Information, which you can obtain from us free of charge.
56

Appendix A1: Underlying Funds Available As Investment Options Under the IRA Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Fundsis available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/IRAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	Mutual of America Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	28.50%	18.28%	16.63%
Equity Fund Seeks to outperform S&P 500® Index* by investing in a diversified portfolio of primarily common stocks	Mutual of America All America Fund Adviser: Mutual of America Capital Management LLC	0.49%	27.07%	15.82%	14.61%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.80%	32.29%	6.94%	9.80%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.80%	10.38%	16.72%	13.66%
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	Mutual of America Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	26.56%			10.74%[2]
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.65%	34.35%	11.62%	12.11%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	Mutual of America Mid-Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	24.56%	12.89%	14.01%
Equity Fund Seeks capital appreciation	Mutual of America International Fund Adviser: Mutual of America Capital Management LLC	0.31%	10.37%	9.27%	7.79%
Equity Fund Seeks capital growth	American Century VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.56%	11.57%			20.29%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company.	0.57%	5.16%	13.53%	8.94%
Equity Fund Seeks capital appreciation	Delaware VIP® Small Cap Value Series Adviser: Delaware Management Company	0.75%	34.42%	9.54%	12.08%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas Inc.	0.48%	22.78%	23.81%	19.25%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.51%	24.89%	11.95%	12.53%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.60%	27.83%	20.17%	16.64%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.61%	25.60%	13.60%	13.29%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P,	0.81%	23.79%	11.33%	12.92%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	29.41%	17.25%	16.18%
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	0.79%	27.57%	15.63%	15.06%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	30.99%	12.42%	13.59%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.89%	23.48%	15.72%	14.36%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	17.62%	23.28%	19.23%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC.	0.28%	30.47%	13.52%	13.15%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.38%	-1.54%	20.47%	13.57%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	-10.43%	16.82%	15.54%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	40.21%	11.25%	11.43%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	Mutual of America Money Market Fund Adviser: Mutual of America Capital Management LLC	0.26%	-0.17%	0.90%	0.41%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital.	Mutual of America Mid-Term Bond Fund Adviser: Mutual of America Capital Management LLC	0.44%	-2.02%	2.35%	2.18%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	Mutual of America Bond Fund Adviser: Mutual of America Capital Management LLC	0.43%	-2.45%	2.99%	3.11%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.	0.52%	5.74%	5.49%	3.21%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	-1.72%	3.50%	2.77%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.	Mutual of America Composite Fund Adviser: Mutual of America Capital Management LLC	0.46%	16.48%	11.25%	10.14%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.59%	9.92%	10.01%	8.65%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management.	0.63%	15.12%	12.49%	10.48%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	Mutual of America Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.37%	7.82%	7.46%	6.56%
Balanced Fund Seeks capital appreciation and current income	Mutual of America Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.27%	14.19%	10.55%	9.56%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.29%	18.21%	12.32%	11.59%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	Mutual of America Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.44%	5.77%	6.16%	5.84%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2015 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.44%	8.11%	7.57%	7.78%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2020 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.39%	9.80%	8.74%	8.84%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2025 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.37%	11.96%	9.91%	10.02%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2030 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.34%	15.29%	11.23%	11.11%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2035 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.33%	17.84%	12.22%	11.90%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2040 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.30%	19.89%	12.79%	12.26%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2045 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.31%	20.57%	12.90%	12.31%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2050 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.30%	20.82%	12.93%		11.98%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2055 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.33%	21.11%	13.03%		13.22%[5]

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2060 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.40%	21.60%			13.24%[6]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America 2065 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.27%	21.73%			29.37%[7]
1
The reported expense ratio for the following funds is net of fee waivers that may not continue: Mutual of America Small Cap Equity Index Fund, American Century VP Capital Appreciation Fund, American Funds Insurance Series New World Fund, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio, Victory RS Small Cap Growth Equity VIP Series, Mutual of America 2065 Retirement Fund. Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date July 2, 2018.
3
Since inception date September 22, 2017.
4
Since Inception date October 1, 2012.
5
Since inception date October 1, 2016.
6
Since inception date July 2, 2018.
7
Since inception date August 3, 2020.

Appendix A2: Underlying Funds Available As Investment Options Under the FPA Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	Mutual of America VIP Equity Index Portfolio Adviser: Mutual of America Capital Management LLC	0.13%	28.51%			22.93%[2]
Equity Fund Seeks to outperform S&P 500® Index* by investing in a diversified portfolio of primarily common stocks	Mutual of America VIP All America Portfolio Adviser: Mutual of America Capital Management LLC	0.52%	27.10%			21.72%[2]
Equity Fund Seeks capital appreciation	Mutual of America VIP Small Cap Value Portfolio Adviser: Mutual of America Capital Management LLC	0.81%	31.86%			14.16%[2]
Equity Fund Seeks capital appreciation	Mutual of America VIP Small Cap Growth Portfolio Adviser: Mutual of America Capital Management LLC	0.81%	10.26%			25.13%[2]
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	Mutual of America VIP Small Cap Equity Index Portfolio Adviser: Mutual of America Capital Management LLC	0.14%	26.57%			19.51%[2]
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America VIP Mid Cap Value Portfolio Adviser: Mutual of America Capital Management LLC	0.65%	33.91%			18.19%[2]
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	Mutual of America VIP Mid-Cap Equity Index Portfolio Adviser: Mutual of America Capital Management LLC	0.14%	24.56%			19.30%[2]
Equity Fund Seeks capital appreciation	Mutual of America VIP International Portfolio Adviser: Mutual of America Capital Management LLC	0.31%	10.53%			9.83%[2]
Equity Fund Seeks capital growth	American Century VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.56%	11.57%			20.29%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company.	0.57%	5.16%	13.53%	8.94%
Equity Fund Seeks capital appreciation	Delaware VIP® Small Cap Value Series Adviser: Delaware Management Company	0.75%	34.42%	9.54%	12.08%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas Inc.	0.48%	22.78%	23.81%	19.25%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.51%	24.89%	11.95%	12.53%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.60%	27.83%	20.17%	16.64%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.61%	25.60%	13.60%	13.29%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P,	0.81%	23.79%	11.33%	12.92%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	29.41%	17.25%	16.18%
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	0.79%	27.57%	15.63%	15.06%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	30.99%	12.42%	13.59%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.89%	23.48%	15.72%	14.36%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	17.62%	23.28%	19.23%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC.	0.28%	30.47%	13.52%	13.15%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.38%	-1.54%	20.47%	13.57%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	-10.43%	16.82%	15.54%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	40.21%	11.25%	11.43%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	Mutual of America VIP Money Market Portfolio Adviser: Mutual of America Capital Management LLC	0.20%	-0.16%			0.06%[2]
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital.	Mutual of America VIP Mid-Term Bond Portfolio Adviser: Mutual of America Capital Management LLC	0.45%	-1.74%			1.31%[2]
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	Mutual of America VIP Bond Portfolio Adviser: Mutual of America Capital Management LLC	0.45%	-2.52%			1.19%[2]

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.	0.52%	5.74%	5.49%	3.21%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	-1.72%	3.50%	2.77%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. Other investment advisers assist FMR with foreign investments.	0.59%	9.92%	10.01%	8.65%
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management.	0.63%	15.12%	12.49%	10.48%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	Mutual of America VIP Conservative Allocation Portfolio Adviser: Mutual of America Capital Management LLC	0.34%	8.28%			8.47%[2]

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks capital appreciation and current income	Mutual of America VIP Moderate Allocation Portfolio Adviser: Mutual of America Capital Management LLC	0.26%	14.70%			12.82%[2]
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America VIP Aggressive Allocation Portfolio Adviser: Mutual of America Capital Management LLC	0.28%	18.44%			16.00%[2]
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	Mutual of America VIP Retirement Income Portfolio Adviser: Mutual of America Capital Management LLC	0.40%	6.05%			6.69%[2]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2015 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.38%	7.37%			7.64%[2]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2020 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.38%	9.52%			9.39%[2]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2025 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.36%	12.15%			11.28%[2]

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2030 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.33%	15.57%			13.68%[2]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2035 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.32%	17.55%			15.28%[2]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2040 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.30%	19.22%			16.47%[2]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2045 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.31%	19.61%			16.75%[2]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2050 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.30%	19.95%			16.98%[2]

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/21
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2055 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.29%	20.28%			17.04%[2]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America VIP 2060 Retirement Portfolio Adviser: Mutual of America Capital Management LLC	0.28%	20.02%			17.16%[2]

The reported expense ratio for the following funds is net of fee waivers that may not continue: all Mutual of America VIP Portfolios, American Century VP Capital Appreciation Fund, American Funds Insurance Series New World Fund, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, MFS VIT III Mid Cap Value Portfolio,T. Rowe Price Blue Chip Growth Portfolio, Victory RS Small Cap Growth Equity VIP Series. Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date January 24, 2020.
3
Since inception date September 22, 2017.

Appendix B: General Account Operations
This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Contractholders than Contributions supported by assets of our Separate Account.
When a Contractholder allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.
We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.
Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Contractholders. Contractholders should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:
•
Reasonable classifications of different types of policies.
•
Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.
•
The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combinations with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.
•
The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market.
•
Compliance with applicable statutory and regulatory requirements.
•
Competitiveness of rates in light of industry practices and trends current at the time.
We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were placed in our General Account. The credited interest rate, when declared, is applied on a daily
B-1

basis to all funds accumulated in the General Account. We reserve the right to change this credited rate at any time. The credited interest rate may not be less than the minimum annual yield, if any, set forth in a Contract. If we declare a credited interest rate higher than such minimum, the higher credited interest rate will remain in effect until changed.
All amounts accumulated in our General Account (including credited interest) for Contractholders are guaranteed by us. Amounts held for a Contractholder are payable in full upon the Contractholder’s request for transfer, payment, withdrawal or Contract surrender, subject to the deduction of any otherwise payable administrative charges. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Contractholders’ quarterly statements.
We determine the administrative charges, fees, expenses or other amounts (referred to as administrative charges) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Contractholders in the General Account and Subaccounts, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders. We will provide written notices to Contractholders when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Contractholder’s quarterly statements reflect direct deductions from the Contractholder’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.
A plan’s legal rights vary for contract amounts under our General Account and Separate Account. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely in the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.
State regulation is typically more restrictive with respect to our General Account than our Separate Account. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.
B-2

Mutual of America Separate Account No. 2
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about this Contract and Separate Account No. 2. The Registration Statement includes this Prospectus, a Statement of Additional Information (the “SAI”), and exhibits.
Statement of Additional Information. The SAI contains additional information about this Contract, the Separate Account, and our operations. We incorporate the SAI into this Prospectus by reference.
How to Obtain the SAI and Reports. You may obtain a free copy of the SAI by:
•
writing to Mutual of America at 320 Park Avenue, New York, NY 10022-6839, or
•
calling 800.574.9267 and asking for Mutual of America.
You may obtain the SAI and other information free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.
The SEC has an Internet website at http://www.sec.gov. You may obtain the Contract registration statement, including the SAI, through that SEC Internet site. You also may obtain copies of reports and other information about the Separate Account, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.
Where to Direct Questions. To request other information about the Contracts, or to make investor inquiries about the Separate Account, you also can contact your registered representative at Mutual of America Securities LLC.
Investment Company Act of 1940 File Number 811-03996
Securities Act of 1933 Registration Number 2-90201
EDGAR Contract identifier C000025767.

Prospectus dated May 1, 2022

STATEMENT OF ADDITIONAL INFORMATION
FOR
GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS
including
Thrift Plan Contracts
Tax-Deferred Annuity Contracts
Voluntary Employee Contribution Contracts
Section 457 Contracts
Individual Retirement Annuity Contracts
Flexible Premium Annuity Contracts
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue
New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current Prospectuses and Summary Prospectuses for the Contracts that we offer (“Contracts”).
You may obtain a copy of the Prospectus or Summary Prospectus, dated May 1, 2022, by calling 800.574.9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.
This Statement Of Additional Information Is Not A Prospectus, And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2022

GENERAL INFORMATION
Mutual of America

Mutual of America Life Insurance Company (“Mutual of America,” or the “Company,” “we,” “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2021, we had total assets, on a consolidated basis, of approximately $28.3 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
The Prospectus discusses the principal risks associated with the Contracts, which include the financial risks associated with an investment in the Subaccounts and the Interest Accumulation Account, and that as designed to serve the pension, retirement or long-term savings needs, the Contracts are not designed to be source of ready liquidity. Some non-principal risks include, among other things:
•
Contribution limits. As discussed in the “Taxes” section of the Prospectus, an employee participating in certain tax-qualified defined contribution plans is subject to an annual contribution limit. Thus, the Contract is not an investment vehicle to which an employee can make unlimited Contributions (if such a feature were desired).
•
Low interest rates. The low interest rate environment that has persisted since 2008 has impacted annuities in several ways, including (a) low crediting rates for fixed general account products (like the Interest Accumulation Account) and (b) possible reductions to annuity purchase rates – thereby lowering annuity payments.

SERVICES
Expenses Paid by Third Parties

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive, and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those Subaccounts. Those reimbursements are described in detail in the Separate Account Charge Reduction – Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price, and Victory section of the Prospectus.
Service Providers

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts. Mid-Atlantic Trust Company, located at 1251 Waterfront Place, Suite 510, Pittsburgh, PA 15222, provides trading and custodial services for the shares of the Underlying Funds owned by us.
KPMG LLP, located at 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm of the Separate Account. They have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002. They have audited the accompanying statements of assets and liabilities of the subaccounts, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2021, the related statements of operations for the year or period listed, the statements of changes in net assets for each of the years or periods listed, and the related notes, including the financial highlights for each of the years or periods indicated (collectively, the financial statements).
PURCHASE OF SECURITIES BEING OFFERED
Information on purchase of the Contracts and exchange privileges between the subaccounts is set forth in the Prospectus. We do not charge a sales load in connection with sales of the Contract.
We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.
UNDERWRITER
Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
We offer the Contracts for sale on a continuous basis through certain of our employees. Securities LLC has no employees, and all registered representatives of Securities LLC are employees of Mutual of America. Pursuant to a Distribution Agreement between Securities LLC and us, we cover the expenses incurred by Securities LLC to distribute the Contracts.

CALCULATION OF PERFORMANCE DATA
Money Market Fund

Regulations adopted by the SEC require us to disclose the current annualized yield of the Money Market Subaccount of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio or on their respective portfolio securities. This is called yield. The SEC also permits us to disclose the effective yield of the Money Market Subaccount of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.
Yield and effective yield reflect our deductions from the Subaccount for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, and can be negative. The yield excludes the monthly charges equaling the lesser of $2.00 or ½ of 1% of account value.
From time to time, we will include quotations of the yield or performance of the Separate Account’s Money Market Subaccount in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:
A.
Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.
B.
Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:
Effective Yield = [Base Period Return + 1)365/7] – 1.
Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	Traditional IRA, Roth IRA, Inherited IRA
Standard Current Yield for the Seven-Day Period Ended December 31, 2021	-1.60%

Mutual of America Variable Insurance Portfolios Money Market Portfolio Subaccount of the Separate Account	FPA
Standard Current Yield for the Seven-Day Period Ended December 31, 2021	-1.03%

Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	All Other Contracts
Standard Current Yield for the Seven-Day Period Ended December 31, 2021	-2.05%
Tier 1 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2021	-0.95%
Tier 2 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2021	-1.05%
Tier 3 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2021	-1.15%

Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	All Other Contracts
Tier 4 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2021	-1.30%
Tier 5 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2021	-1.65%

Mutual of America Investment Corporation Money Market Subaccount of the Separate Account	The Certain National Accounts
Tier 2 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2021	-1.00%
Tier 3 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2021	-1.05%
Tier 4 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2021	-1.10%
Tier 5 Reduced Fee Current Yield for the Seven-Day Period Ended December 31, 2021	-1.55%

Mutual of America Variable Insurance Portfolios Money Market Portfolio Subaccount of the Separate Account	VEC and Inactive Plan
Current Yield for the Seven-Day Period Ended December 31, 2021	-2.35%
Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Subaccount of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund’s actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, the types and quality of portfolio securities held by the Mutual of America Investment Corporation Money Market Fund and the Mutual of America Variable Insurance Portfolios Money Market Portfolio, and its operating expenses.
When communicating total return to current or prospective Participants, we also may compare the Money Market Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.
Subaccounts Other Than Money Market

From time to time, we may include quotations of a Subaccount’s total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:
Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Subaccount is given. Total return quotations reflect changes in the price of a Subaccount’s units and assume that all dividends and capital gains distributions during the respective periods were reinvested in Subaccount units. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):
T = (ERV/P)1/n – 1.
Where:
P = a hypothetical initial payment of $1,000

T = average annual total return
n = number of years
ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Average Annual Total Returns (Traditional IRA, Roth IRA, and Inherited IRA Standard Separate Account Annual Expenses) (a)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.37%	17.23%	15.16%		02/05/93
Investment Company All America	25.93%	14.80%	13.44%		01/01/85
Investment Company Small Cap Value	31.10%	5.99%	8.66%		07/01/05
Investment Company Small Cap Growth	9.33%	15.68%	12.49%		07/01/05
Investment Company Small Cap Equity Index	25.43%	N/A	N/A	9.74%	07/02/18
Investment Company Mid Cap Value	33.14%	10.62%	10.96%		07/01/05
Investment Company Mid-Cap Equity Index	23.49%	11.90%	12.84%		05/03/99
Investment Company Composite	15.39%	10.26%	9.00%		01/01/85
Investment Company International	9.38%	8.30%	6.67%		11/05/07
Investment Company Money Market	-1.06%	0.00%	-0.64%		01/01/85
Investment Company Mid-Term Bond	-2.90%	1.43%	1.12%		02/05/93
Investment Company Bond	-3.39%	2.06%	2.04%		01/01/85
Investment Company Retirement Income	4.73%	5.21%	4.74%		11/05/07
Investment Company 2015 Retirement	6.91%	6.56%	6.64%		11/05/07
Investment Company 2020 Retirement	8.82%	7.76%	7.71%		11/05/07
Investment Company 2025 Retirement	10.96%	8.92%	8.88%		11/05/07
Investment Company 2030 Retirement	14.25%	10.24%	9.96%		11/05/07
Investment Company 2035 Retirement	16.78%	11.22%	10.75%		11/05/07
Investment Company 2040 Retirement	18.81%	11.79%	11.11%		11/05/07
Investment Company 2045 Retirement	19.49%	11.90%	11.15%		11/05/07
Investment Company 2050 Retirement	19.74%	11.92%	N/A	10.83%	10/01/12
Investment Company 2055 Retirement	20.02%	12.02%	N/A	12.19%	10/01/16
Investment Company 2060 Retirement	20.51%	N/A	N/A	12.21%	07/02/18
Investment Company 2065 Retirement	20.64%	N/A	N/A	28.15%	08/03/20
Investment Company Conservative Allocation	6.85%	6.50%	5.46%		05/20/03
Investment Company Moderate Allocation	13.17%	9.56%	8.43%		05/20/03
Investment Company Aggressive Allocation	17.22%	11.32%	10.43%		05/20/03
Fidelity VIP Equity-Income	23.90%	11.05%	11.48%		05/01/95
Fidelity VIP Asset Manager	9.04%	9.15%	7.63%		05/01/95
Fidelity VIP Contrafund	26.82%	19.21%	15.55%		05/01/95
Fidelity VIP Mid Cap	24.60%	12.70%	12.23%		07/01/05
Vanguard VIF Diversified Value	29.30%	12.50%	11.97%		07/01/05
Vanguard VIF International	-2.42%	19.40%	12.40%		07/01/05
Vanguard VIF Real Estate Index	38.95%	10.25%	N/A	9.65%	08/05/13
Vanguard VIF Total Bond Market Index	-2.60%	N/A	N/A	3.58%	07/02/18
American Century VP Capital Appreciation	10.57%	19.23%	14.80%		01/03/89
American Funds Insurance Series New World	4.22%	12.50%	N/A	7.03%	08/05/13
Calvert VP SRI Balanced	14.09%	11.46%	9.35%		05/13/91
DWS Capital Growth VIP	21.68%	22.70%	18.01%		01/03/89
MFS VIT III Mid Cap Value	30.14%	N/A	N/A	13.09%	07/02/18
Invesco V.I. Main Street Fund	26.43%	14.60%	13.86%		07/01/05
PIMCO VIT Real Return	4.92%	4.59%	N/A	2.63%	08/05/13
T. Rowe Price Blue Chip Growth	16.86%	22.45%	N/A	17.01%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	22.68%	N/A	N/A	14.71%	07/01/19
Goldman Sachs VIT US Equity Insights	28.25%	N/A	N/A	21.04%	07/01/19
Delaware VIP Small Cap Value Series	33.21%	N/A	N/A	14.66%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.37%	N/A	N/A	20.52%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.19%	N/A	N/A	10.15%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(a)
Returns reflect the deduction of Separate Account Annual Expenses of 0.90%, excluding the $2 monthly charge. Returns prior to October 1, 2016 reflect the deduction of Separate Account Annual Expenses of 1.20%.
Average Annual Total Returns (FPA Standard Separate Account Annual Expenses) (b)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Mutual of America VIP Equity Index	27.40%	N/A	N/A	21.78%	01/24/20
Mutual of America VIP All America	26.00%	N/A	N/A	20.59%	01/24/20
Mutual of America VIP Small Cap Value	30.68%	N/A	N/A	13.10%	01/24/20
Mutual of America VIP Small Cap Growth	9.28%	N/A	N/A	23.93%	01/24/20
Mutual of America VIP Small Cap Equity Index	25.44%	N/A	N/A	18.38%	01/24/20
Mutual of America VIP Mid Cap Value	32.71%	N/A	N/A	17.08%	01/24/20
Mutual of America VIP Mid-Cap Equity Index	23.44%	N/A	N/A	18.18%	01/24/20
Mutual of America VIP International	9.54%	N/A	N/A	8.82%	01/24/20
Mutual of America VIP Money Market	-1.06%	N/A	N/A	-0.83%	01/24/20
Mutual of America VIP Mid-Term Bond	-2.62%	N/A	N/A	0.40%	01/24/20
Mutual of America VIP Bond	-3.39%	N/A	N/A	0.28%	01/24/20
Mutual of America VIP Retirement Income	5.10%	N/A	N/A	5.72%	01/24/20
Mutual of America VIP 2015 Retirement	6.41%	N/A	N/A	6.65%	01/24/20
Mutual of America VIP 2020 Retirement	8.54%	N/A	N/A	8.38%	01/24/20
Mutual of America VIP 2025 Retirement	11.15%	N/A	N/A	10.25%	01/24/20
Mutual of America VIP 2030 Retirement	14.53%	N/A	N/A	12.63%	01/24/20
Mutual of America VIP 2035 Retirement	16.50%	N/A	N/A	14.21%	01/24/20
Mutual of America VIP 2040 Retirement	18.16%	N/A	N/A	15.38%	01/24/20
Mutual of America VIP 2045 Retirement	18.54%	N/A	N/A	15.66%	01/24/20
Mutual of America VIP 2050 Retirement	18.87%	N/A	N/A	15.88%	01/24/20
Mutual of America VIP 2055 Retirement	19.13%	N/A	N/A	15.90%	01/24/20
Mutual of America VIP 2060 Retirement	19.61%	N/A	N/A	16.06%	01/24/20
Mutual of America VIP Conservative Allocation	7.31%	N/A	N/A	7.48%	01/24/20
Mutual of America VIP Moderate Allocation	13.67%	N/A	N/A	11.77%	01/24/20
Mutual of America VIP Aggressive Allocation	17.38%	N/A	N/A	14.92%	01/24/20
Fidelity VIP Equity-Income	23.90%	11.05%	11.48%		05/01/95
Fidelity VIP Asset Manager	9.04%	9.15%	7.63%		05/01/95
Fidelity VIP Contrafund	26.82%	19.21%	15.55%		05/01/95
Fidelity VIP Mid Cap	24.60%	12.70%	12.23%		07/01/05
Vanguard VIF Diversified Value	29.30%	12.50%	11.97%		07/01/05
Vanguard VIF International	-2.42%	19.40%	12.40%		07/01/05
Vanguard VIF Real Estate Index	38.95%	10.25%	N/A	9.65%	08/05/13
Vanguard VIF Total Bond Market Index	-2.60%	N/A	N/A	3.58%	07/02/18
American Century VP Capital Appreciation	10.57%	19.23%	14.80%		01/03/89
American Funds Insurance Series New World	4.22%	12.50%	N/A	7.03%	08/05/13
Calvert VP SRI Balanced	14.09%	11.46%	9.35%		05/13/91
DWS Capital Growth VIP	21.68%	22.70%	18.01%		01/03/89
MFS VIT III Mid Cap Value	30.14%	N/A	N/A	13.09%	07/02/18
Invesco V.I. Main Street Fund	26.43%	14.60%	13.86%		07/01/05
PIMCO VIT Real Return	4.92%	4.59%	N/A	2.63%	08/05/13
T. Rowe Price Blue Chip Growth	16.86%	22.45%	N/A	17.01%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	22.68%	N/A	N/A	14.71%	07/01/19
Goldman Sachs VIT US Equity Insights	28.25%	N/A	N/A	21.04%	07/01/19
Delaware VIP Small Cap Value Series	33.21%	N/A	N/A	14.66%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.37%	N/A	N/A	20.52%	07/01/19

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Victory RS Small Cap Growth Equity VIP Series	-11.19%	N/A	N/A	10.15%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(b)
Returns reflect the deduction of Separate Account Annual Expenses of 0.90%, excluding the $2 monthly charge. Returns prior to October 1, 2016 reflect the deduction of Separate Account Annual Expenses of 1.20%. Not applicable to the Mutual of America Variable Insurance Portfolios.
Average Annual Total Returns (All Other Contracts Standard Separate Account Annual Expenses) (c)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	26.80%	16.72%	14.90%		02/05/93
Investment Company All America	25.36%	14.31%	13.19%		01/01/85
Investment Company Small Cap Value	30.51%	5.53%	8.42%		07/01/05
Investment Company Small Cap Growth	8.84%	15.18%	12.24%		07/01/05
Investment Company Small Cap Equity Index	24.86%	N/A	N/A	9.25%	07/02/18
Investment Company Mid Cap Value	32.55%	10.14%	10.71%		07/01/05
Investment Company Mid-Cap Equity Index	22.94%	11.41%	12.59%		05/03/99
Investment Company Composite	14.87%	9.78%	8.76%		01/01/85
Investment Company International	8.89%	7.83%	6.43%		11/05/07
Investment Company Money Market	-1.51%	-0.44%	-0.86%		01/01/85
Investment Company Mid-Term Bond	-3.33%	0.99%	0.89%		02/05/93
Investment Company Bond	-3.83%	1.62%	1.81%		01/01/85
Investment Company Retirement Income	4.26%	4.76%	4.51%		11/05/07
Investment Company 2015 Retirement	6.43%	6.10%	6.40%		11/05/07
Investment Company 2020 Retirement	8.33%	7.30%	7.47%		11/05/07
Investment Company 2025 Retirement	10.46%	8.45%	8.64%		11/05/07
Investment Company 2030 Retirement	13.74%	9.76%	9.72%		11/05/07
Investment Company 2035 Retirement	16.26%	10.74%	10.50%		11/05/07
Investment Company 2040 Retirement	18.28%	11.30%	10.86%		11/05/07
Investment Company 2045 Retirement	18.95%	11.41%	10.90%		11/05/07
Investment Company 2050 Retirement	19.20%	11.43%	N/A	10.56%	10/01/12
Investment Company 2055 Retirement	19.48%	11.54%	N/A	11.72%	10/01/16
Investment Company 2060 Retirement	19.97%	N/A	N/A	11.71%	07/02/18
Investment Company 2065 Retirement	20.09%	N/A	N/A	27.58%	08/03/20
Investment Company Conservative Allocation	6.37%	6.04%	5.22%		05/20/03
Investment Company Moderate Allocation	12.66%	9.09%	8.18%		05/20/03
Investment Company Aggressive Allocation	16.69%	10.84%	10.19%		05/20/03
Fidelity VIP Equity-Income	23.34%	10.57%	11.23%		05/01/95
Fidelity VIP Asset Manager	8.55%	8.68%	7.39%		05/01/95
Fidelity VIP Contrafund	26.25%	18.70%	15.29%		05/01/95
Fidelity VIP Mid Cap	24.04%	12.21%	11.97%		07/01/05
Vanguard VIF Diversified Value	28.72%	12.01%	11.72%		07/01/05
Vanguard VIF International	-2.86%	18.88%	12.15%		07/01/05
Vanguard VIF Real Estate Index	38.33%	9.77%	N/A	9.35%	08/05/13
Vanguard VIF Total Bond Market Index	-3.03%	N/A	N/A	3.11%	07/02/18
American Century VP Capital Appreciation	10.08%	18.72%	14.54%		01/03/89
American Funds Insurance Series New World	3.75%	12.02%	N/A	6.75%	08/05/13
Calvert VP SRI Balanced	13.57%	10.97%	9.10%		05/13/91
DWS Capital Growth VIP	21.13%	22.17%	17.75%		01/03/89
MFS VIT III Mid Cap Value	29.55%	N/A	N/A	12.58%	07/02/18
Invesco V.I. Main Street Fund	25.86%	14.10%	13.60%		07/01/05
PIMCO VIT Real Return	4.45%	4.14%	N/A	2.36%	08/05/13
T. Rowe Price Blue Chip Growth	16.33%	21.92%	N/A	16.70%	08/05/13

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Goldman Sachs VIT Small Cap Equity Insights	22.13%	N/A	N/A	14.20%	07/01/19
Goldman Sachs VIT US Equity Insights	27.67%	N/A	N/A	20.50%	07/01/19
Delaware VIP Small Cap Value Series	32.61%	N/A	N/A	14.14%	07/01/19
Neuberger Berman AMT Sustainable Equity	21.82%	N/A	N/A	19.98%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.59%	N/A	N/A	9.65%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(c)
Returns reflect the deduction of Separate Account Annual Expenses of 1.35%, excluding the $2 monthly charge. Returns prior to July 1, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%.
Average Annual Total Returns (Tier 1 Reduced Separate Account Annual Expenses) (d)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.20%	17.98%	15.95%		02/05/93
Investment Company All America	26.75%	15.54%	14.22%		01/01/85
Investment Company Small Cap Value	31.96%	6.67%	9.41%		07/01/05
Investment Company Small Cap Growth	10.04%	16.43%	13.27%		07/01/05
Investment Company Small Cap Equity Index	26.24%	N/A	N/A	10.46%	07/02/18
Investment Company Mid Cap Value	34.01%	11.33%	11.72%		07/01/05
Investment Company Mid-Cap Equity Index	24.30%	12.61%	13.61%		05/03/99
Investment Company Composite	16.14%	10.96%	9.75%		01/01/85
Investment Company International	10.10%	8.99%	7.40%		11/05/07
Investment Company Money Market	-0.42%	0.64%	0.04%		01/01/85
Investment Company Mid-Term Bond	-2.26%	2.08%	1.81%		02/05/93
Investment Company Bond	-2.76%	2.72%	2.74%		01/01/85
Investment Company Retirement Income	5.42%	5.89%	5.46%		11/05/07
Investment Company 2015 Retirement	7.61%	7.24%	7.38%		11/05/07
Investment Company 2020 Retirement	9.53%	8.46%	8.45%		11/05/07
Investment Company 2025 Retirement	11.68%	9.62%	9.63%		11/05/07
Investment Company 2030 Retirement	15.00%	10.94%	10.72%		11/05/07
Investment Company 2035 Retirement	17.55%	11.93%	11.51%		11/05/07
Investment Company 2040 Retirement	19.59%	12.50%	11.87%		11/05/07
Investment Company 2045 Retirement	20.27%	12.62%	11.91%		11/05/07
Investment Company 2050 Retirement	20.52%	12.64%	N/A	11.60%	10/01/12
Investment Company 2055 Retirement	20.80%	12.74%	N/A	12.91%	10/01/16
Investment Company 2060 Retirement	21.30%	N/A	N/A	12.94%	07/02/18
Investment Company 2065 Retirement	21.42%	N/A	N/A	28.99%	08/03/20
Investment Company Conservative Allocation	7.55%	7.19%	6.18%		05/20/03
Investment Company Moderate Allocation	13.91%	10.27%	9.17%		05/20/03
Investment Company Aggressive Allocation	17.98%	12.03%	11.19%		05/20/03
Fidelity VIP Equity-Income	24.71%	11.77%	12.24%		05/01/95
Fidelity VIP Asset Manager	9.75%	9.85%	8.37%		05/01/95
Fidelity VIP Contrafund	27.64%	19.98%	16.34%		05/01/95
Fidelity VIP Mid Cap	25.41%	13.42%	12.99%		07/01/05
Vanguard VIF Diversified Value	30.14%	13.22%	12.74%		07/01/05
Vanguard VIF International	-1.79%	20.16%	13.17%		07/01/05
Vanguard VIF Real Estate Index	39.86%	10.96%	N/A	10.39%	08/05/13
Vanguard VIF Total Bond Market Index	-1.96%	N/A	N/A	4.25%	07/02/18
American Century VP Capital Appreciation	11.29%	20.00%	15.58%		01/03/89
American Funds Insurance Series New World	4.90%	13.23%	N/A	7.76%	08/05/13
Calvert VP SRI Balanced	14.83%	12.17%	10.10%		05/13/91
DWS Capital Growth VIP	22.47%	23.49%	18.82%		01/03/89

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
MFS VIT III Mid Cap Value	30.99%	N/A	N/A	13.83%	07/02/18
Invesco V.I. Main Street Fund	27.25%	15.33%	14.64%		07/01/05
PIMCO VIT Real Return	5.61%	5.26%	N/A	3.33%	08/05/13
T. Rowe Price Blue Chip Growth	17.62%	23.24%	N/A	17.81%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.48%	N/A	N/A	15.46%	07/01/19
Goldman Sachs VIT US Equity Insights	29.08%	N/A	N/A	21.83%	07/01/19
Delaware VIP Small Cap Value Series	34.08%	N/A	N/A	15.41%	07/01/19
Neuberger Berman AMT Sustainable Equity	23.17%	N/A	N/A	21.31%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.61%	N/A	N/A	10.86%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(d)
Returns reflect the deduction of Separate Account Annual Expenses of 0.25%, excluding the $2 monthly charge. Returns between July 1, 2015 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 0.35%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 2 Reduced Separate Account Annual Expenses) (e)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.07%	17.87%	15.90%		02/05/93
Investment Company All America	26.62%	15.44%	14.17%		01/01/85
Investment Company Small Cap Value	31.82%	6.57%	9.36%		07/01/05
Investment Company Small Cap Growth	9.93%	16.32%	13.21%		07/01/05
Investment Company Small Cap Equity Index	26.12%	N/A	N/A	10.35%	07/02/18
Investment Company Mid Cap Value	33.88%	11.23%	11.67%		07/01/05
Investment Company Mid-Cap Equity Index	24.17%	12.51%	13.56%		05/03/99
Investment Company Composite	16.02%	10.86%	9.70%		01/01/85
Investment Company International	9.99%	8.89%	7.35%		11/05/07
Investment Company Money Market	-0.52%	0.55%	0.00%		01/01/85
Investment Company Mid-Term Bond	-2.36%	1.99%	1.76%		02/05/93
Investment Company Bond	-2.86%	2.63%	2.69%		01/01/85
Investment Company Retirement Income	5.31%	5.79%	5.41%		11/05/07
Investment Company 2015 Retirement	7.50%	7.15%	7.33%		11/05/07
Investment Company 2020 Retirement	9.42%	8.36%	8.40%		11/05/07
Investment Company 2025 Retirement	11.57%	9.52%	9.58%		11/05/07
Investment Company 2030 Retirement	14.88%	10.84%	10.67%		11/05/07
Investment Company 2035 Retirement	17.43%	11.83%	11.46%		11/05/07
Investment Company 2040 Retirement	19.47%	12.40%	11.82%		11/05/07
Investment Company 2045 Retirement	20.15%	12.51%	11.86%		11/05/07
Investment Company 2050 Retirement	20.40%	12.53%	N/A	11.55%	10/01/12
Investment Company 2055 Retirement	20.68%	12.64%	N/A	12.81%	10/01/16
Investment Company 2060 Retirement	21.18%	N/A	N/A	12.83%	07/02/18
Investment Company 2065 Retirement	21.30%	N/A	N/A	28.86%	08/03/20
Investment Company Conservative Allocation	7.44%	7.09%	6.13%		05/20/03
Investment Company Moderate Allocation	13.79%	10.16%	9.12%		05/20/03
Investment Company Aggressive Allocation	17.86%	11.93%	11.14%		05/20/03
Fidelity VIP Equity-Income	24.58%	11.67%	12.19%		05/01/95
Fidelity VIP Asset Manager	9.64%	9.75%	8.32%		05/01/95
Fidelity VIP Contrafund	27.52%	19.87%	16.29%		05/01/95
Fidelity VIP Mid Cap	25.29%	13.32%	12.94%		07/01/05
Vanguard VIF Diversified Value	30.01%	13.12%	12.69%		07/01/05
Vanguard VIF International	-1.89%	20.05%	13.12%		07/01/05
Vanguard VIF Real Estate Index	39.72%	10.86%	N/A	10.33%	08/05/13
Vanguard VIF Total Bond Market Index	-2.06%	N/A	N/A	4.15%	07/02/18

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
American Century VP Capital Appreciation	11.18%	19.89%	15.53%		01/03/89
American Funds Insurance Series New World	4.79%	13.12%	N/A	7.70%	08/05/13
Calvert VP SRI Balanced	14.72%	12.07%	10.05%		05/13/91
DWS Capital Growth VIP	22.35%	23.38%	18.77%		01/03/89
MFS VIT III Mid Cap Value	30.86%	N/A	N/A	13.71%	07/02/18
Invesco V.I. Main Street Fund	27.12%	15.23%	14.59%		07/01/05
PIMCO VIT Real Return	5.50%	5.17%	N/A	3.27%	08/05/13
T. Rowe Price Blue Chip Growth	17.50%	23.12%	N/A	17.74%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.36%	N/A	N/A	15.35%	07/01/19
Goldman Sachs VIT US Equity Insights	28.95%	N/A	N/A	21.71%	07/01/19
Delaware VIP Small Cap Value Series	33.95%	N/A	N/A	15.29%	07/01/19
Neuberger Berman AMT Sustainable Equity	23.05%	N/A	N/A	21.19%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.70%	N/A	N/A	10.75%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(e)
Returns reflect the deduction of Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 3 Reduced Separate Account Annual Expenses) (f)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.95%	17.76%	15.83%		02/05/93
Investment Company All America	26.50%	15.33%	14.10%		01/01/85
Investment Company Small Cap Value	31.69%	6.47%	9.29%		07/01/05
Investment Company Small Cap Growth	9.82%	16.21%	13.14%		07/01/05
Investment Company Small Cap Equity Index	25.99%	N/A	N/A	10.24%	07/02/18
Investment Company Mid Cap Value	33.75%	11.12%	11.60%		07/01/05
Investment Company Mid-Cap Equity Index	24.05%	12.41%	13.49%		05/03/99
Investment Company Composite	15.91%	10.76%	9.63%		01/01/85
Investment Company International	9.88%	8.79%	7.29%		11/05/07
Investment Company Money Market	-0.62%	0.45%	-0.06%		01/01/85
Investment Company Mid-Term Bond	-2.46%	1.89%	1.70%		02/05/93
Investment Company Bond	-2.96%	2.53%	2.63%		01/01/85
Investment Company Retirement Income	5.21%	5.69%	5.35%		11/05/07
Investment Company 2015 Retirement	7.40%	7.05%	7.26%		11/05/07
Investment Company 2020 Retirement	9.31%	8.25%	8.34%		11/05/07
Investment Company 2025 Retirement	11.46%	9.42%	9.51%		11/05/07
Investment Company 2030 Retirement	14.77%	10.74%	10.60%		11/05/07
Investment Company 2035 Retirement	17.31%	11.72%	11.39%		11/05/07
Investment Company 2040 Retirement	19.35%	12.29%	11.75%		11/05/07
Investment Company 2045 Retirement	20.03%	12.41%	11.79%		11/05/07
Investment Company 2050 Retirement	20.28%	12.43%	N/A	11.47%	10/01/12
Investment Company 2055 Retirement	20.56%	12.53%	N/A	12.70%	10/01/16
Investment Company 2060 Retirement	21.06%	N/A	N/A	12.72%	07/02/18
Investment Company 2065 Retirement	21.18%	N/A	N/A	28.73%	08/03/20
Investment Company Conservative Allocation	7.34%	6.99%	6.07%		05/20/03
Investment Company Moderate Allocation	13.68%	10.06%	9.05%		05/20/03
Investment Company Aggressive Allocation	17.75%	11.82%	11.07%		05/20/03
Fidelity VIP Equity-Income	24.46%	11.56%	12.12%		05/01/95
Fidelity VIP Asset Manager	9.54%	9.65%	8.26%		05/01/95
Fidelity VIP Contrafund	27.39%	19.75%	16.22%		05/01/95
Fidelity VIP Mid Cap	25.16%	13.21%	12.87%		07/01/05

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Vanguard VIF Diversified Value	29.88%	13.01%	12.62%		07/01/05
Vanguard VIF International	-1.98%	19.94%	13.05%		07/01/05
Vanguard VIF Real Estate Index	39.58%	10.75%	N/A	10.25%	08/05/13
Vanguard VIF Total Bond Market Index	-2.16%	N/A	N/A	4.04%	07/02/18
American Century VP Capital Appreciation	11.07%	19.78%	15.46%		01/03/89
American Funds Insurance Series New World	4.69%	13.01%	N/A	7.62%	08/05/13
Calvert VP SRI Balanced	14.60%	11.96%	9.98%		05/13/91
DWS Capital Growth VIP	22.23%	23.26%	18.69%		01/03/89
MFS VIT III Mid Cap Value	30.73%	N/A	N/A	13.60%	07/02/18
Invesco V.I. Main Street Fund	27.00%	15.12%	14.52%		07/01/05
PIMCO VIT Real Return	5.40%	5.07%	N/A	3.20%	08/05/13
T. Rowe Price Blue Chip Growth	17.39%	23.01%	N/A	17.66%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.23%	N/A	N/A	15.23%	07/01/19
Goldman Sachs VIT US Equity Insights	28.82%	N/A	N/A	21.59%	07/01/19
Delaware VIP Small Cap Value Series	33.81%	N/A	N/A	15.18%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.92%	N/A	N/A	21.07%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.79%	N/A	N/A	10.64%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(f)
Returns reflect the deduction of Separate Account Annual Expenses of 0.45%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Tier 4 Reduced Separate Account Annual Expenses) (g)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.75%	17.58%	15.68%		02/05/93
Investment Company All America	26.31%	15.15%	13.95%		01/01/85
Investment Company Small Cap Value	31.50%	6.31%	9.15%		07/01/05
Investment Company Small Cap Growth	9.66%	16.03%	12.99%		07/01/05
Investment Company Small Cap Equity Index	25.80%	N/A	N/A	10.07%	07/02/18
Investment Company Mid Cap Value	33.54%	10.95%	11.45%		07/01/05
Investment Company Mid-Cap Equity Index	23.86%	12.24%	13.34%		05/03/99
Investment Company Composite	15.73%	10.59%	9.49%		01/01/85
Investment Company International	9.71%	8.63%	7.15%		11/05/07
Investment Company Money Market	-0.76%	0.30%	-0.19%		01/01/85
Investment Company Mid-Term Bond	-2.61%	1.74%	1.57%		02/05/93
Investment Company Bond	-3.10%	2.38%	2.50%		01/01/85
Investment Company Retirement Income	5.05%	5.53%	5.21%		11/05/07
Investment Company 2015 Retirement	7.23%	6.88%	7.12%		11/05/07
Investment Company 2020 Retirement	9.15%	8.09%	8.19%		11/05/07
Investment Company 2025 Retirement	11.29%	9.26%	9.37%		11/05/07
Investment Company 2030 Retirement	14.60%	10.57%	10.46%		11/05/07
Investment Company 2035 Retirement	17.14%	11.56%	11.25%		11/05/07
Investment Company 2040 Retirement	19.17%	12.12%	11.60%		11/05/07
Investment Company 2045 Retirement	19.85%	12.24%	11.65%		11/05/07
Investment Company 2050 Retirement	20.10%	12.26%	N/A	11.31%	10/01/12
Investment Company 2055 Retirement	20.38%	12.36%	N/A	12.53%	10/01/16
Investment Company 2060 Retirement	20.87%	N/A	N/A	12.55%	07/02/18
Investment Company 2065 Retirement	21.00%	N/A	N/A	28.54%	08/03/20
Investment Company Conservative Allocation	7.17%	6.83%	5.94%		05/20/03
Investment Company Moderate Allocation	13.51%	9.90%	8.91%		05/20/03
Investment Company Aggressive Allocation	17.57%	11.66%	10.93%		05/20/03

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Fidelity VIP Equity-Income	24.27%	11.39%	11.97%		05/01/95
Fidelity VIP Asset Manager	9.37%	9.48%	8.11%		05/01/95
Fidelity VIP Contrafund	27.20%	19.57%	16.06%		05/01/95
Fidelity VIP Mid Cap	24.98%	13.04%	12.72%		07/01/05
Vanguard VIF Diversified Value	29.68%	12.84%	12.47%		07/01/05
Vanguard VIF International	-2.13%	19.76%	12.90%		07/01/05
Vanguard VIF Real Estate Index	39.37%	10.58%	N/A	10.10%	08/05/13
Vanguard VIF Total Bond Market Index	-2.30%	N/A	N/A	3.89%	07/02/18
American Century VP Capital Appreciation	10.91%	19.59%	15.31%		01/03/89
American Funds Insurance Series New World	4.53%	12.84%	N/A	7.47%	08/05/13
Calvert VP SRI Balanced	14.43%	11.79%	9.84%		05/13/91
DWS Capital Growth VIP	22.04%	23.07%	18.54%		01/03/89
MFS VIT III Mid Cap Value	30.53%	N/A	N/A	13.43%	07/02/18
Invesco V.I. Main Street Fund	26.81%	14.94%	14.37%		07/01/05
PIMCO VIT Real Return	5.24%	4.91%	N/A	3.06%	08/05/13
T. Rowe Price Blue Chip Growth	17.21%	22.82%	N/A	17.49%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.05%	N/A	N/A	15.06%	07/01/19
Goldman Sachs VIT US Equity Insights	28.63%	N/A	N/A	21.41%	07/01/19
Delaware VIP Small Cap Value Series	33.61%	N/A	N/A	15.01%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.74%	N/A	N/A	20.89%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.92%	N/A	N/A	10.48%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(g)
Returns reflect the deduction of Separate Account Annual Expenses of 0.60%, excluding the $2 monthly charge.
Average Annual Total Returns (Tier 5 Reduced Separate Account Annual Expenses) (h)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.31%	17.14%	15.11%		02/05/93
Investment Company All America	25.86%	14.72%	13.39%		01/01/85
Investment Company Small Cap Value	31.04%	5.91%	8.62%		07/01/05
Investment Company Small Cap Growth	9.27%	15.60%	12.44%		07/01/05
Investment Company Small Cap Equity Index	25.36%	N/A	N/A	9.69%	07/02/18
Investment Company Mid Cap Value	33.08%	10.54%	10.91%		07/01/05
Investment Company Mid-Cap Equity Index	23.43%	11.81%	12.79%		05/03/99
Investment Company Composite	15.33%	10.17%	8.95%		01/01/85
Investment Company International	9.33%	8.22%	6.62%		11/05/07
Investment Company Money Market	-1.11%	-0.08%	-0.68%		01/01/85
Investment Company Mid-Term Bond	-2.95%	1.36%	1.07%		02/05/93
Investment Company Bond	-3.44%	1.99%	1.99%		01/01/85
Investment Company Retirement Income	4.68%	5.14%	4.70%		11/05/07
Investment Company 2015 Retirement	6.86%	6.48%	6.60%		11/05/07
Investment Company 2020 Retirement	8.77%	7.69%	7.67%		11/05/07
Investment Company 2025 Retirement	10.90%	8.84%	8.83%		11/05/07
Investment Company 2030 Retirement	14.20%	10.15%	9.92%		11/05/07
Investment Company 2035 Retirement	16.73%	11.14%	10.70%		11/05/07
Investment Company 2040 Retirement	18.75%	11.70%	11.06%		11/05/07
Investment Company 2045 Retirement	19.43%	11.82%	11.10%		11/05/07
Investment Company 2050 Retirement	19.68%	11.84%	N/A	10.78%	10/01/12
Investment Company 2055 Retirement	19.96%	11.94%	N/A	12.10%	10/01/16
Investment Company 2060 Retirement	20.45%	N/A	N/A	12.16%	07/02/18
Investment Company 2065 Retirement	20.58%	N/A	N/A	28.09%	08/03/20

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Conservative Allocation	6.80%	6.42%	5.41%		05/20/03
Investment Company Moderate Allocation	13.11%	9.48%	8.38%		05/20/03
Investment Company Aggressive Allocation	17.16%	11.24%	10.39%		05/20/03
Fidelity VIP Equity-Income	23.84%	10.97%	11.43%		05/01/95
Fidelity VIP Asset Manager	8.99%	9.07%	7.58%		05/01/95
Fidelity VIP Contrafund	26.75%	19.12%	15.50%		05/01/95
Fidelity VIP Mid Cap	24.54%	12.61%	12.18%		07/01/05
Vanguard VIF Diversified Value	29.23%	12.42%	11.92%		07/01/05
Vanguard VIF International	-2.47%	19.31%	12.35%		07/01/05
Vanguard VIF Real Estate Index	38.88%	10.17%	N/A	9.59%	08/05/13
Vanguard VIF Total Bond Market Index	-2.65%	N/A	N/A	3.52%	07/02/18
American Century VP Capital Appreciation	10.52%	19.15%	14.75%		01/03/89
American Funds Insurance Series New World	4.17%	12.42%	N/A	6.97%	08/05/13
Calvert VP SRI Balanced	14.03%	11.37%	9.30%		05/13/91
DWS Capital Growth VIP	21.62%	22.61%	17.96%		01/03/89
MFS VIT III Mid Cap Value	30.07%	N/A	N/A	13.03%	07/02/18
Invesco V.I. Main Street Fund	26.36%	14.51%	13.81%		07/01/05
PIMCO VIT Real Return	4.87%	4.51%	N/A	2.58%	08/05/13
T. Rowe Price Blue Chip Growth	16.80%	22.36%	N/A	16.95%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	22.62%	N/A	N/A	14.65%	07/01/19
Goldman Sachs VIT US Equity Insights	28.18%	N/A	N/A	20.98%	07/01/19
Delaware VIP Small Cap Value Series	33.15%	N/A	N/A	14.60%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.31%	N/A	N/A	20.46%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.23%	N/A	N/A	10.09%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(h)
Returns reflect the deduction of Separate Account Annual Expenses of 0.95%, excluding the $2 monthly charge. Returns prior to July 1, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%.
Average Annual Total Returns (Certain National Accounts—Tier 2 Reduced Separate Account
Annual Expenses) (i)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.14%	17.90%	15.91%		02/05/93
Investment Company All America	26.68%	15.47%	14.18%		01/01/85
Investment Company Small Cap Value	31.89%	6.60%	9.37%		07/01/05
Investment Company Small Cap Growth	9.98%	16.35%	13.23%		07/01/05
Investment Company Small Cap Equity Index	26.18%	N/A	N/A	10.39%	07/02/18
Investment Company Mid Cap Value	33.95%	11.26%	11.68%		07/01/05
Investment Company Mid-Cap Equity Index	24.24%	12.54%	13.58%		05/03/99
Investment Company Composite	16.08%	10.89%	9.71%		01/01/85
Investment Company International	10.04%	8.92%	7.37%		11/05/07
Investment Company Money Market	-0.47%	0.57%	0.01%		01/01/85
Investment Company Mid-Term Bond	-2.31%	2.01%	1.78%		02/05/93
Investment Company Bond	-2.81%	2.65%	2.70%		01/01/85
Investment Company Retirement Income	5.36%	5.82%	5.42%		11/05/07
Investment Company 2015 Retirement	7.56%	7.17%	7.34%		11/05/07
Investment Company 2020 Retirement	9.48%	8.38%	8.42%		11/05/07
Investment Company 2025 Retirement	11.63%	9.55%	9.59%		11/05/07
Investment Company 2030 Retirement	14.94%	10.87%	10.68%		11/05/07
Investment Company 2035 Retirement	17.49%	11.86%	11.48%		11/05/07
Investment Company 2040 Retirement	19.53%	12.43%	11.83%		11/05/07

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company 2045 Retirement	20.21%	12.54%	11.88%		11/05/07
Investment Company 2050 Retirement	20.46%	12.56%	N/A	11.56%	10/01/12
Investment Company 2055 Retirement	20.74%	12.67%	N/A	12.84%	10/01/16
Investment Company 2060 Retirement	21.24%	N/A	N/A	12.87%	07/02/18
Investment Company 2065 Retirement	21.36%	N/A	N/A	28.93%	08/03/20
Investment Company Conservative Allocation	7.50%	7.11%	6.15%		05/20/03
Investment Company Moderate Allocation	13.85%	10.19%	9.13%		05/20/03
Investment Company Aggressive Allocation	17.92%	11.96%	11.15%		05/20/03
Fidelity VIP Equity-Income	24.64%	11.69%	12.21%		05/01/95
Fidelity VIP Asset Manager	9.70%	9.78%	8.33%		05/01/95
Fidelity VIP Contrafund	27.58%	19.90%	16.30%		05/01/95
Fidelity VIP Mid Cap	25.35%	13.35%	12.96%		07/01/05
Vanguard VIF Diversified Value	30.07%	13.15%	12.70%		07/01/05
Vanguard VIF International	-1.84%	20.08%	13.14%		07/01/05
Vanguard VIF Real Estate Index	39.79%	10.88%	N/A	10.35%	08/05/13
Vanguard VIF Total Bond Market Index	-2.01%	N/A	N/A	4.18%	07/02/18
American Century VP Capital Appreciation	11.24%	19.92%	15.55%		01/03/89
American Funds Insurance Series New World	4.84%	13.15%	N/A	7.71%	08/05/13
Calvert VP SRI Balanced	14.77%	12.10%	10.06%		05/13/91
DWS Capital Growth VIP	22.41%	23.41%	18.78%		01/03/89
MFS VIT III Mid Cap Value	30.92%	N/A	N/A	13.75%	07/02/18
Invesco V.I. Main Street Fund	27.19%	15.26%	14.60%		07/01/05
PIMCO VIT Real Return	5.56%	5.19%	N/A	3.29%	08/05/13
T. Rowe Price Blue Chip Growth	17.56%	23.16%	N/A	17.76%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.42%	N/A	N/A	15.40%	07/01/19
Goldman Sachs VIT US Equity Insights	29.02%	N/A	N/A	21.77%	07/01/19
Delaware VIP Small Cap Value Series	34.01%	N/A	N/A	15.35%	07/01/19
Neuberger Berman AMT Sustainable Equity	23.11%	N/A	N/A	21.25%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.65%	N/A	N/A	10.81%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(i)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.30%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.35%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Certain National Accounts—Tier 3 Reduced Separate Account
Annual Expenses) (j)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.07%	17.87%	15.90%		02/05/93
Investment Company All America	26.62%	15.44%	14.17%		01/01/85
Investment Company Small Cap Value	31.82%	6.57%	9.36%		07/01/05
Investment Company Small Cap Growth	9.93%	16.32%	13.21%		07/01/05
Investment Company Small Cap Equity Index	26.12%	N/A	N/A	10.35%	07/02/18
Investment Company Mid Cap Value	33.88%	11.23%	11.67%		07/01/05
Investment Company Mid-Cap Equity Index	24.17%	12.51%	13.56%		05/03/99
Investment Company Composite	16.02%	10.86%	9.70%		01/01/85
Investment Company International	9.99%	8.89%	7.35%		11/05/07
Investment Company Money Market	-0.52%	0.55%	0.00%		01/01/85
Investment Company Mid-Term Bond	-2.36%	1.99%	1.76%		02/05/93
Investment Company Bond	-2.86%	2.63%	2.69%		01/01/85
Investment Company Retirement Income	5.31%	5.79%	5.41%		11/05/07
Investment Company 2015 Retirement	7.50%	7.15%	7.33%		11/05/07

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company 2020 Retirement	9.42%	8.36%	8.40%		11/05/07
Investment Company 2025 Retirement	11.57%	9.52%	9.58%		11/05/07
Investment Company 2030 Retirement	14.88%	10.84%	10.67%		11/05/07
Investment Company 2035 Retirement	17.43%	11.83%	11.46%		11/05/07
Investment Company 2040 Retirement	19.47%	12.40%	11.82%		11/05/07
Investment Company 2045 Retirement	20.15%	12.51%	11.86%		11/05/07
Investment Company 2050 Retirement	20.40%	12.53%	N/A	11.55%	10/01/12
Investment Company 2055 Retirement	20.68%	12.64%	N/A	12.81%	10/01/16
Investment Company 2060 Retirement	21.18%	N/A	N/A	12.83%	07/02/18
Investment Company 2065 Retirement	21.30%	N/A	N/A	28.86%	08/03/20
Investment Company Conservative Allocation	7.44%	7.09%	6.13%		05/20/03
Investment Company Moderate Allocation	13.79%	10.16%	9.12%		05/20/03
Investment Company Aggressive Allocation	17.86%	11.93%	11.14%		05/20/03
Fidelity VIP Equity-Income	24.58%	11.67%	12.19%		05/01/95
Fidelity VIP Asset Manager	9.64%	9.75%	8.32%		05/01/95
Fidelity VIP Contrafund	27.52%	19.87%	16.29%		05/01/95
Fidelity VIP Mid Cap	25.29%	13.32%	12.94%		07/01/05
Vanguard VIF Diversified Value	30.01%	13.12%	12.69%		07/01/05
Vanguard VIF International	-1.89%	20.05%	13.12%		07/01/05
Vanguard VIF Real Estate Index	39.72%	10.86%	N/A	10.33%	08/05/13
Vanguard VIF Total Bond Market Index	-2.06%	N/A	N/A	4.15%	07/02/18
American Century VP Capital Appreciation	11.18%	19.89%	15.53%		01/03/89
American Funds Insurance Series New World	4.79%	13.12%	N/A	7.70%	08/05/13
Calvert VP SRI Balanced	14.72%	12.07%	10.05%		05/13/91
DWS Capital Growth VIP	22.35%	23.38%	18.77%		01/03/89
MFS VIT III Mid Cap Value	30.86%	N/A	N/A	13.71%	07/02/18
Invesco V.I. Main Street Fund	27.12%	15.23%	14.59%		07/01/05
PIMCO VIT Real Return	5.50%	5.17%	N/A	3.27%	08/05/13
T. Rowe Price Blue Chip Growth	17.50%	23.12%	N/A	17.74%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.36%	N/A	N/A	15.35%	07/01/19
Goldman Sachs VIT US Equity Insights	28.95%	N/A	N/A	21.71%	07/01/19
Delaware VIP Small Cap Value Series	33.95%	N/A	N/A	15.29%	07/01/19
Neuberger Berman AMT Sustainable Equity	23.05%	N/A	N/A	21.19%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.70%	N/A	N/A	10.75%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(j)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.45%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.
Average Annual Total Returns (Certain National Accounts—Tier 4 Reduced Separate Account
Annual Expenses) (k)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	28.01%	17.79%	15.84%		02/05/93
Investment Company All America	26.56%	15.36%	14.11%		01/01/85
Investment Company Small Cap Value	31.76%	6.49%	9.31%		07/01/05
Investment Company Small Cap Growth	9.88%	16.24%	13.16%		07/01/05
Investment Company Small Cap Equity Index	26.05%	N/A	N/A	10.28%	07/02/18
Investment Company Mid Cap Value	33.81%	11.15%	11.61%		07/01/05
Investment Company Mid-Cap Equity Index	24.11%	12.43%	13.51%		05/03/99
Investment Company Composite	15.96%	10.79%	9.64%		01/01/85
Investment Company International	9.93%	8.82%	7.30%		11/05/07

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Money Market	-0.57%	0.48%	-0.05%		01/01/85
Investment Company Mid-Term Bond	-2.41%	1.92%	1.71%		02/05/93
Investment Company Bond	-2.91%	2.56%	2.64%		01/01/85
Investment Company Retirement Income	5.26%	5.72%	5.36%		11/05/07
Investment Company 2015 Retirement	7.45%	7.07%	7.28%		11/05/07
Investment Company 2020 Retirement	9.37%	8.28%	8.35%		11/05/07
Investment Company 2025 Retirement	11.51%	9.45%	9.53%		11/05/07
Investment Company 2030 Retirement	14.83%	10.76%	10.62%		11/05/07
Investment Company 2035 Retirement	17.37%	11.75%	11.41%		11/05/07
Investment Company 2040 Retirement	19.41%	12.32%	11.76%		11/05/07
Investment Company 2045 Retirement	20.09%	12.44%	11.81%		11/05/07
Investment Company 2050 Retirement	20.34%	12.46%	N/A	11.49%	10/01/12
Investment Company 2055 Retirement	20.62%	12.56%	N/A	12.73%	10/01/16
Investment Company 2060 Retirement	21.12%	N/A	N/A	12.76%	07/02/18
Investment Company 2065 Retirement	21.24%	N/A	N/A	28.80%	08/03/20
Investment Company Conservative Allocation	7.39%	7.01%	6.08%		05/20/03
Investment Company Moderate Allocation	13.74%	10.09%	9.07%		05/20/03
Investment Company Aggressive Allocation	17.81%	11.85%	11.09%		05/20/03
Fidelity VIP Equity-Income	24.52%	11.59%	12.14%		05/01/95
Fidelity VIP Asset Manager	9.59%	9.67%	8.27%		05/01/95
Fidelity VIP Contrafund	27.45%	19.78%	16.23%		05/01/95
Fidelity VIP Mid Cap	25.23%	13.24%	12.89%		07/01/05
Vanguard VIF Diversified Value	29.94%	13.04%	12.63%		07/01/05
Vanguard VIF International	-1.93%	19.97%	13.07%		07/01/05
Vanguard VIF Real Estate Index	39.65%	10.78%	N/A	10.27%	08/05/13
Vanguard VIF Total Bond Market Index	-2.11%	N/A	N/A	4.08%	07/02/18
American Century VP Capital Appreciation	11.13%	19.81%	15.48%		01/03/89
American Funds Insurance Series New World	4.74%	13.04%	N/A	7.64%	08/05/13
Calvert VP SRI Balanced	14.66%	11.99%	9.99%		05/13/91
DWS Capital Growth VIP	22.29%	23.29%	18.71%		01/03/89
MFS VIT III Mid Cap Value	30.79%	N/A	N/A	13.64%	07/02/18
Invesco V.I. Main Street Fund	27.06%	15.15%	14.53%		07/01/05
PIMCO VIT Real Return	5.45%	5.09%	N/A	3.21%	08/05/13
T. Rowe Price Blue Chip Growth	17.44%	23.04%	N/A	17.67%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	23.29%	N/A	N/A	15.29%	07/01/19
Goldman Sachs VIT US Equity Insights	28.89%	N/A	N/A	21.65%	07/01/19
Delaware VIP Small Cap Value Series	33.88%	N/A	N/A	15.24%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.98%	N/A	N/A	21.13%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-10.74%	N/A	N/A	10.70%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(k)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.40%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.60%.
Average Annual Total Returns (Certain National Accounts - Tier 5 Reduced Separate Account Annual Expenses) (l)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	27.43%	17.20%	15.14%		02/05/93
Investment Company All America	25.99%	14.78%	13.42%		01/01/85
Investment Company Small Cap Value	31.17%	5.96%	8.64%		07/01/05
Investment Company Small Cap Growth	9.38%	15.66%	12.47%		07/01/05

	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Small Cap Equity Index	25.49%	N/A	N/A	9.77%	07/02/18
Investment Company Mid Cap Value	33.21%	10.59%	10.93%		07/01/05
Investment Company Mid-Cap Equity Index	23.56%	11.87%	12.82%		05/03/99
Investment Company Composite	15.44%	10.23%	8.98%		01/01/85
Investment Company International	9.44%	8.27%	6.65%		11/05/07
Investment Company Money Market	-1.01%	-0.03%	-0.66%		01/01/85
Investment Company Mid-Term Bond	-2.85%	1.41%	1.10%		02/05/93
Investment Company Bond	-3.34%	2.04%	2.02%		01/01/85
Investment Company Retirement Income	4.79%	5.19%	4.72%		11/05/07
Investment Company 2015 Retirement	6.97%	6.54%	6.62%		11/05/07
Investment Company 2020 Retirement	8.87%	7.74%	7.69%		11/05/07
Investment Company 2025 Retirement	11.01%	8.90%	8.86%		11/05/07
Investment Company 2030 Retirement	14.31%	10.21%	9.94%		11/05/07
Investment Company 2035 Retirement	16.84%	11.19%	10.73%		11/05/07
Investment Company 2040 Retirement	18.87%	11.76%	11.09%		11/05/07
Investment Company 2045 Retirement	19.55%	11.87%	11.13%		11/05/07
Investment Company 2050 Retirement	19.80%	11.89%	N/A	10.81%	10/01/12
Investment Company 2055 Retirement	20.08%	11.99%	N/A	12.15%	10/01/16
Investment Company 2060 Retirement	20.57%	N/A	N/A	12.24%	07/02/18
Investment Company 2065 Retirement	20.70%	N/A	N/A	28.22%	08/03/20
Investment Company Conservative Allocation	6.91%	6.48%	5.44%		05/20/03
Investment Company Moderate Allocation	13.23%	9.54%	8.41%		05/20/03
Investment Company Aggressive Allocation	17.28%	11.29%	10.41%		05/20/03
Fidelity VIP Equity-Income	23.96%	11.03%	11.46%		05/01/95
Fidelity VIP Asset Manager	9.10%	9.12%	7.61%		05/01/95
Fidelity VIP Contrafund	26.88%	19.18%	15.53%		05/01/95
Fidelity VIP Mid Cap	24.66%	12.67%	12.20%		07/01/05
Vanguard VIF Diversified Value	29.36%	12.47%	11.95%		07/01/05
Vanguard VIF International	-2.38%	19.37%	12.38%		07/01/05
Vanguard VIF Real Estate Index	39.02%	10.22%	N/A	9.62%	08/05/13
Vanguard VIF Total Bond Market Index	-2.55%	N/A	N/A	3.60%	07/02/18
American Century VP Capital Appreciation	10.63%	19.21%	14.78%		01/03/89
American Funds Insurance Series New World	4.27%	12.48%	N/A	7.01%	08/05/13
Calvert VP SRI Balanced	14.14%	11.43%	9.33%		05/13/91
DWS Capital Growth VIP	21.74%	22.67%	17.99%		01/03/89
MFS VIT III Mid Cap Value	30.20%	N/A	N/A	13.11%	07/02/18
Invesco V.I. Main Street Fund	26.49%	14.57%	13.84%		07/01/05
PIMCO VIT Real Return	4.98%	4.57%	N/A	2.61%	08/05/13
T. Rowe Price Blue Chip Growth	16.92%	22.42%	N/A	16.98%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	22.74%	N/A	N/A	14.77%	07/01/19
Goldman Sachs VIT US Equity Insights	28.31%	N/A	N/A	21.10%	07/01/19
Delaware VIP Small Cap Value Series	33.28%	N/A	N/A	14.72%	07/01/19
Neuberger Berman AMT Sustainable Equity	22.43%	N/A	N/A	20.58%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.14%	N/A	N/A	10.20%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.
(l)
Returns reflect the deduction of National Account Reduced Separate Account Annual Expenses of 0.85%, excluding the $2 monthly charge. Returns prior to July 1, 2019 reflect the deduction of Separate Account Annual Expenses of 0.95%. Returns prior to July 1, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%.

Average Annual Total Returns (VEC and Inactive Plan Separate Account Annual Expenses) (m)
For the Periods Ended December 31, 2021
	One Year	Five Year	Ten Years	Life of Fund*	Inception Date
Investment Company Equity Index	26.42%	16.41%	14.75%		02/05/93
Investment Company All America	24.99%	14.00%	13.03%		01/01/85
Investment Company Small Cap Value	30.12%	5.24%	8.27%		07/01/05
Investment Company Small Cap Growth	8.51%	14.87%	12.09%		07/01/05
Investment Company Small Cap Equity Index	24.49%	N/A	N/A	8.92%	07/02/18
Investment Company Mid Cap Value	32.15%	9.84%	10.56%		07/01/05
Investment Company Mid-Cap Equity Index	22.57%	11.11%	12.44%		05/03/99
Investment Company Composite	14.52%	9.48%	8.61%		01/01/85
Investment Company International	8.57%	7.54%	6.29%		11/05/07
Investment Company Money Market	-1.80%	-0.70%	-0.99%		01/01/85
Investment Company Mid-Term Bond	-3.62%	0.72%	0.75%		02/05/93
Investment Company Bond	-4.11%	1.35%	1.67%		01/01/85
Investment Company Retirement Income	3.95%	4.48%	4.37%		11/05/07
Investment Company 2015 Retirement	6.11%	5.81%	6.26%		11/05/07
Investment Company 2020 Retirement	8.01%	7.01%	7.33%		11/05/07
Investment Company 2025 Retirement	10.13%	8.16%	8.49%		11/05/07
Investment Company 2030 Retirement	13.40%	9.46%	9.57%		11/05/07
Investment Company 2035 Retirement	15.91%	10.44%	10.36%		11/05/07
Investment Company 2040 Retirement	17.93%	11.00%	10.71%		11/05/07
Investment Company 2045 Retirement	18.60%	11.11%	10.75%		11/05/07
Investment Company 2050 Retirement	18.85%	11.13%	N/A	10.40%	10/01/12
Investment Company 2055 Retirement	19.13%	11.24%	N/A	11.43%	10/01/16
Investment Company 2060 Retirement	19.61%	N/A	N/A	11.37%	07/02/18
Investment Company 2065 Retirement	19.73%	N/A	N/A	27.19%	08/03/20
Investment Company Conservative Allocation	6.05%	5.76%	5.08%		05/20/03
Investment Company Moderate Allocation	12.33%	8.79%	8.04%		05/20/03
Investment Company Aggressive Allocation	16.34%	10.54%	10.04%		05/20/03
Fidelity VIP Equity-Income	22.97%	10.28%	11.08%		05/01/95
Fidelity VIP Asset Manager	8.23%	8.39%	7.25%		05/01/95
Fidelity VIP Contrafund	25.87%	18.38%	15.14%		05/01/95
Fidelity VIP Mid Cap	23.67%	11.91%	11.82%		07/01/05
Vanguard VIF Diversified Value	28.33%	11.71%	11.57%		07/01/05
Vanguard VIF International	-3.15%	18.56%	12.00%		07/01/05
Vanguard VIF Real Estate Index	37.91%	9.48%	N/A	9.18%	08/05/13
Vanguard VIF Total Bond Market Index	-3.33%	N/A	N/A	2.80%	07/02/18
American Century VP Capital Appreciation	9.75%	18.40%	14.39%		01/03/89
American Funds Insurance Series New World	3.44%	11.71%	N/A	6.57%	08/05/13
Calvert VP SRI Balanced	13.23%	10.68%	8.95%		05/13/91
DWS Capital Growth VIP	20.77%	21.84%	17.59%		01/03/89
MFS VIT III Mid Cap Value	29.17%	N/A	N/A	12.24%	07/02/18
Invesco V.I. Main Street Fund	25.48%	13.79%	13.45%		07/01/05
PIMCO VIT Real Return	4.14%	3.86%	N/A	2.20%	08/05/13
T. Rowe Price Blue Chip Growth	15.99%	21.59%	N/A	16.51%	08/05/13
Goldman Sachs VIT Small Cap Equity Insights	21.76%	N/A	N/A	13.85%	07/01/19
Goldman Sachs VIT US Equity Insights	27.29%	N/A	N/A	20.14%	07/01/19
Delaware VIP Small Cap Value Series	32.22%	N/A	N/A	13.80%	07/01/19
Neuberger Berman AMT Sustainable Equity	21.46%	N/A	N/A	19.62%	07/01/19
Victory RS Small Cap Growth Equity VIP Series	-11.85%	N/A	N/A	9.32%	07/01/19

*
Returns are stated for the life of the fund only for those funds with less than ten years of performance returns.

(m)
Returns reflect the deduction of Separate Account Annual Expenses of 1.65%, excluding the $2 monthly charge. Returns prior to July 1, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%.
The returns for the All America Fund (previously called the “Stock Fund”) prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The All America Fund adopted its current asset allocation model as of May 1, 2014, and returns prior to that date reflect the results of the prior asset allocation model.
The Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund adopted their respective asset allocation models as of May 1, 2014, and returns prior to that date reflect the results of their respective prior asset allocation models.
The inception dates are for the Subaccounts in Separate Account No. 2.
In the above tables, we did not deduct the $2.00 monthly contract fee from each Subaccount. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant’s actual allocation of Account Value (unless the fee has been waived).
If you have Account Value in the General Account, the monthly contract fee would be deducted from the General Account, not any Subaccount. If you do not have Account Value allocated to the General Account, but you do have Account Value allocated to more than one Subaccount, the fee would only be deducted from one of the Subaccounts so that an illustration of total return figures of the other Subaccounts could be lower than shown above.
If you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order (for all Contracts except FPA):
(a) Mutual of America Investment Corporation Money Market Fund (except if redemption of shares has been suspended),
(b) Mutual of America Investment Corporation Mid-Term Bond Fund,
(c) Mutual of America Investment Corporation Bond Fund,
(d) Mutual of America Investment Corporation Composite Fund,
(e) Fidelity VIP Asset Manager Portfolio,
(f) Calvert VP SRI Balanced Portfolio,
(g) Fidelity VIP Equity-Income Portfolio,
(h) Mutual of America Investment Corporation All America Fund,
(i) Mutual of America Investment Corporation Equity Index Fund,
(j) Mutual of America Investment Corporation Mid-Cap Equity Index Fund,
(k) Fidelity VIP Contrafund® Portfolio,
(l) DWS Capital Growth VIP,
(m) American Century VP Capital Appreciation Fund,
(n) Mutual of America Investment Corporation Conservative Allocation Fund,
(o) Mutual of America Investment Corporation Moderate Allocation Fund,
(p) Mutual of America Investment Corporation Aggressive Allocation Fund,
(q) Mutual of America Investment Corporation Small Cap Value Fund,
(r) Mutual of America Investment Corporation Small Cap Growth Fund,
(s) Mutual of America Investment Corporation Mid Cap Value Fund,
(t) Fidelity VIP Mid Cap Portfolio,
(u) Invesco V.I. Main Street Fund®,

(v) Vanguard VIF Diversified Value Portfolio,
(w) Vanguard VIF International Portfolio,
(x) Mutual of America Investment Corporation International Fund
(y) Mutual of America Investment Corporation Retirement Income Fund,
(z) Mutual of America Investment Corporation 2010 Retirement Fund,
(aa) Mutual of America Investment Corporation 2015 Retirement Fund,
(bb) Mutual of America Investment Corporation 2020 Retirement Fund,
(cc) Mutual of America Investment Corporation 2025 Retirement Fund,
(dd) Mutual of America Investment Corporation 2030 Retirement Fund,
(ee) Mutual of America Investment Corporation 2035 Retirement Fund,
(ff) Mutual of America Investment Corporation 2040 Retirement Fund,
(gg) Mutual of America Investment Corporation 2045 Retirement Fund,
(hh) Mutual of America Investment Corporation 2050 Retirement Fund,
(ii) Mutual of America Investment Corporation 2055 Retirement Fund,
(jj) Mutual of America Investment Corporation 2060 Retirement Fund,
(kk) Mutual of America Investment Corporation 2065 Retirement Fund,
(ll) American Funds Insurance Series New World Fund®,
(mm) PIMCO VIT Real Return Portfolio,
(nn) T. Rowe Price Blue Chip Growth Portfolio,
(oo) Vanguard VIF Real Estate Index Portfolio,
(pp) Mutual of America Investment Corporation Small Cap Equity Index Fund,
(qq) MFS® VIT III Mid Cap Value Portfolio,
(rr) Vanguard Total Bond Market Index Portfolio,
(ss) Delaware VIP® Small Cap Value Series,
(tt) Goldman Sachs VIT Small Cap Equity Insights Fund,
(uu) Goldman Sachs VIT US Equity Insights Fund,
(vv) Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and
(ww) Victory RS Small Cap Growth Equity VIP Series.
For FPA Contracts, if you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order:
(a) Mutual of America Variable Insurance Portfolios Money Market Fund (except if redemption of shares has been suspended),
(b) Mutual of America Variable Insurance Portfolios Mid-Term Bond Fund,
(c) Mutual of America Variable Insurance Portfolios Bond Fund,
(d) Fidelity VIP Asset Manager Portfolio,
(e) Calvert VP SRI Balanced Portfolio,
(f) Fidelity VIP Equity-Income Portfolio,
(g) Mutual of America Variable Insurance Portfolios All America Fund,
(h) Mutual of America Variable Insurance Portfolios Equity Index Fund,
(i) Mutual of America Variable Insurance Portfolios Mid-Cap Equity Index Fund,
(j) Fidelity VIP Contrafund® Portfolio,

(k) DWS Capital Growth VIP,
(l) American Century VP Capital Appreciation Fund,
(m) Mutual of America Variable Insurance Portfolios Conservative Allocation Fund,
(n) Mutual of America Variable Insurance Portfolios Moderate Allocation Fund,
(o) Mutual of America Variable Insurance Portfolios Aggressive Allocation Fund,
(p) Mutual of America Variable Insurance Portfolios Small Cap Value Fund,
(q) Mutual of America Variable Insurance Portfolios Small Cap Growth Fund,
(r) Mutual of America Variable Insurance Portfolios Mid Cap Value Fund,
(s) Fidelity VIP Mid Cap Portfolio,
(t) Invesco V.I. Main Street Fund®,
(u) Vanguard VIF Diversified Value Portfolio,
(v) Vanguard VIF International Portfolio,
(w) Mutual of America Variable Insurance Portfolios International Fund
(x) Mutual of America Variable Insurance Portfolios Retirement Income Fund,
(y) Mutual of America Variable Insurance Portfolios 2010 Retirement Fund,
(z) Mutual of America Variable Insurance Portfolios 2015 Retirement Fund,
(aa) Mutual of America Variable Insurance Portfolios 2020 Retirement Fund,
(bb) Mutual of America Variable Insurance Portfolios 2025 Retirement Fund,
(cc) Mutual of America Variable Insurance Portfolios 2030 Retirement Fund,
(dd) Mutual of America Variable Insurance Portfolios 2035 Retirement Fund,
(ee) Mutual of America Variable Insurance Portfolios 2040 Retirement Fund,
(ff) Mutual of America Variable Insurance Portfolios 2045 Retirement Fund,
(gg) Mutual of America Variable Insurance Portfolios 2050 Retirement Fund,
(hh) Mutual of America Variable Insurance Portfolios 2055 Retirement Fund,
(ii) Mutual of America Variable Insurance Portfolios 2060 Retirement Fund,
(jj) American Funds Insurance Series New World Fund®,
(kk) PIMCO VIT Real Return Portfolio,
(ll) T. Rowe Price Blue Chip Growth Portfolio,
(mm) Vanguard VIF Real Estate Index Portfolio,
(nn) Mutual of America Variable Insurance Portfolios Small Cap Equity Index Fund,
(oo) MFS® VIT III Mid Cap Value Portfolio,
(pp) Vanguard Total Bond Market Index Portfolio,
(qq) Delaware VIP® Small Cap Value Series,
(rr) Goldman Sachs VIT Small Cap Equity Insights Fund,
(ss) Goldman Sachs VIT US Equity Insights Fund,
(tt) Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and
(uu) Victory RS Small Cap Growth Equity VIP Series.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Subaccount. Total return and yield for a Subaccount will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.
When communicating total return to current or prospective Participants, we also may compare a Subaccount’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.
See “Performance Information for the Separate Accounts” in the Prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2021 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2021 and 2020, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2021, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated March 16, 2022, covering the December 31, 2021, 2020 and 2019 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
ADDITIONAL INFORMATION
We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.
FINANCIAL STATEMENTS
The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2021 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2021 and 2020, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2021, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated March 16, 2022, covering the December 31, 2021, 2020 and 2019 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).
Financial statements of the Separate Account for 2021 are included as follows:
Financial Statements of Mutual of America for 2021, 2020 and 2019 are included as follows:
You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Mutual of America Life Insurance Company and
Contract Owners of Mutual of America Separate Account No. 2:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2021, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or period listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated in Note 4. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2021, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 4, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002.

New York,New York
April 29, 2022

Appendix
Statement of operations for the year ended December 31, 2021 and the statements of changes in net assets for each of the years in the two-year period then ended.
MUTUAL OF AMERICA INVESTMENT CORPORATION
Equity Index Fund
All America Fund
Small Cap Value Fund
Small Cap Growth Fund
Small Cap Equity Index Fund
Mid Cap Value Fund
Mid-Cap Equity Index Fund
Composite Fund
International Fund
Money Market Fund
Mid-Term Bond Fund
Bond Fund
Retirement Income Fund
2015 Retirement Fund
2020 Retirement Fund
2025 Retirement Fund
2030 Retirement Fund
2035 Retirement Fund
2040 Retirement Fund
2045 Retirement Fund
2050 Retirement Fund
2055 Retirement Fund
2060 Retirement Fund
2065 Retirement Fund*
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.
Equity Index Portfolio**
All America Portfolio**
Small Cap Value Portfolio**
Small Cap Growth Portfolio**
Small Cap Equity Index Portfolio**
Mid Cap Value Portfolio**
Mid-Cap Equity Index Portfolio**
International Portfolio**

Money Market Portfolio**
Mid-Term Bond Portfolio**
Bond Portfolio**
Retirement Income Portfolio**
2015 Retirement Portfolio**
2020 Retirement Portfolio**
2025 Retirement Portfolio**
2030 Retirement Portfolio**
2035 Retirement Portfolio**
2040 Retirement Portfolio**
2045 Retirement Portfolio**
2050 Retirement Portfolio**
2055 Retirement Portfolio**
2060 Retirement Portfolio**
Conservative Allocation Portfolio**
Moderate Allocation Portfolio**
Aggressive Allocation Portfolio**
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS
VIP Equity-Income Portfolio
VIP Asset Manager Portfolio
VIP Contrafund Portfolio
VIP Mid Cap Portfolio
VANGUARD VARIABLE INSURANCE FUNDS
VIF Diversified Value Portfolio
VIF International Portfolio
VIF Real Estate Index Portfolio
VIF Total Bond Market Index Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Capital Appreciation Fund
AMERICAN FUNDS INSURANCE SERIES
New World Fund
CALVERT VARIABLE SERIES, INC.
VP SRI Balanced Portfolio
DEUTSCHE DWS VARIABLE SERIES I
Capital Growth VIP
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
V.I. Main Street Fund
PIMCO VARIABLE INSURANCE TRUST
VIT Real Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.
Blue Chip Growth Portfolio
MFS VARIABLE INVESTMENT TRUST III
MFS VIT III Mid Cap Value Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST
VIT Small Cap Equity Insights Fund
VIT US Equity Insights Fund
DELAWARE VIP TRUST
VIP Small Cap Value Series
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Sustainable Equity Portfolio
VICTORY VARIABLE INSURANCE FUNDS
RS Small Cap Growth Equity VIP Series

*Statement of operations for the year ended December 31, 2021 and the statements of changes in net assets for the year ended December 31, 2021 and for the period from August 3, 2020 (commencement of operations) to December 31, 2020 for these subaccounts.
**
Statement of operations for the year ended December 31, 2021 and the statements of changes in net assets for the year ended December 31, 2021 and for the period from January 24, 2020 (commencement of operations) to December 31, 2020 for these subaccounts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Equity Index Fund—$584,187,836 All America Fund—$232,917,036 Small Cap Value Fund—$152,155,659 Small Cap Growth Fund—$261,141,449) (Notes 1 and 2)	$1,109,506,786	$293,202,409	$183,332,302	$298,545,069
Due From (To) Mutual of America General Account	107,064	(47,735)	(11,374)	(200,344)
Net Assets	$1,109,613,850	$293,154,674	$183,320,928	$298,344,725
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$203,939,326	$61,922,745	$31,223,227	$51,128,838
Tier 1 Reduced Fee Units(a)	$128,761,177	$35,633,909	$22,432,901	$37,611,603
Certain National Accounts—Tier 2 Reduced Fee Units	$15,994,526	$1,605,158	$1,275,474	$2,080,609
Tier 2 Reduced Fee Units	$77,866,960	$11,536,299	$11,881,483	$18,048,844
Certain National Accounts—Tier 3 Reduced Fee Units	$54,966,920	$12,797,131	$9,229,029	$14,211,986
Certain National Accounts—Tier 4 Reduced Fee Units	$15,487,134	$1,534,245	$2,041,103	$3,746,790
Tier 3 Reduced Fee Units	$291,257,443	$58,532,147	$46,207,482	$74,812,933
Tier 4 Reduced Fee Units	$100,741,482	$19,898,530	$15,971,151	$27,674,593
Certain National Accounts—Tier 5 Reduced Fee Units	$4,380,902	$976,490	$548,886	$995,121
Tier 5 Reduced Fee Units	$46,138,454	$7,890,129	$7,264,698	$12,433,966
Standard Units(b)	$74,473,663	$22,213,879	$13,546,074	$22,234,281
Inactive and Voluntary Employee Contribution Units	$95,605,863	$58,614,012	$21,699,420	$33,365,161
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	15,630,392	1,865,403	10,238,423	12,088,365
Tier 1 Reduced Fee Units(a)	8,942,681	972,707	6,664,944	8,057,205
Certain National Accounts—Tier 2 Reduced Fee Units	1,114,506	43,961	380,197	447,173
Tier 2 Reduced Fee Units	5,432,614	316,343	3,546,138	3,884,019
Certain National Accounts—Tier 3 Reduced Fee Units	3,834,926	350,917	2,754,488	3,058,347
Certain National Accounts—Tier 4 Reduced Fee Units	1,085,753	42,276	612,170	810,260
Tier 3 Reduced Fee Units	20,444,751	1,614,879	13,876,070	16,199,029
Tier 4 Reduced Fee Units	7,174,440	556,984	4,867,080	6,081,005
Certain National Accounts—Tier 5 Reduced Fee Units	336,397	29,472	180,333	235,727
Tier 5 Reduced Fee Units	3,551,747	238,737	2,392,753	2,952,800
Standard Units(b)	5,837,274	684,366	4,542,774	5,376,147
Inactive and Voluntary Employee Contribution Units	7,595,181	1,830,262	7,375,665	8,177,056
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.048	$33.195	$3.050	$4.230
Tier 1 Reduced Fee Units(a)	$14.398	$36.634	$3.366	$4.668
Certain National Accounts—Tier 2 Reduced Fee Units	$14.351	$36.513	$3.355	$4.653
Tier 2 Reduced Fee Units	$14.333	$36.468	$3.351	$4.647
Certain National Accounts—Tier 3 Reduced Fee Units	$14.333	$36.468	$3.351	$4.647
Certain National Accounts—Tier 4 Reduced Fee Units	$14.264	$36.291	$3.334	$4.624
Tier 3 Reduced Fee Units	$14.246	$36.246	$3.330	$4.618
Tier 4 Reduced Fee Units	$14.042	$35.725	$3.281	$4.551
Certain National Accounts—Tier 5 Reduced Fee Units	$13.023	$33.132	$3.044	$4.221
Tier 5 Reduced Fee Units	$12.990	$33.049	$3.036	$4.211
Standard Units(b)	$12.758	$32.459	$2.982	$4.136
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Unit Value(c)(d) (continued):
Inactive and Voluntary Employee Contribution Units	$12.588	$32.025	$2.942	$4.080

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Small Cap Equity Index Fund—$37,906,772 Mid Cap Value Fund—$63,971,189 Mid-Cap Equity Index Fund—$385,395,150 Composite Fund—$157,247,023) (Notes 1 and 2)	$37,759,341	$78,403,576	$505,972,277	$188,929,862
Due From (To) Mutual of America General Account	(1,704)	(3,646)	171,962	(129,311)
Net Assets	$37,757,637	$78,399,930	$506,144,239	$188,800,551
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$7,740,688	$14,538,625	$98,060,572	$43,174,655
Tier 1 Reduced Fee Units(a)	$3,980,376	$10,889,275	$59,761,361	$19,950,683
Certain National Accounts—Tier 2 Reduced Fee Units	$615,379	$894,513	$4,420,222	$1,864,658
Tier 2 Reduced Fee Units	$2,633,243	$6,047,820	$34,648,933	$9,158,708
Certain National Accounts—Tier 3 Reduced Fee Units	$2,321,237	$3,741,451	$25,287,174	$9,032,913
Certain National Accounts—Tier 4 Reduced Fee Units	$576,236	$739,089	$6,241,200	$2,611,914
Tier 3 Reduced Fee Units	$11,319,453	$18,898,173	$132,117,801	$43,560,500
Tier 4 Reduced Fee Units	$3,268,891	$9,098,681	$50,763,027	$13,043,846
Certain National Accounts—Tier 5 Reduced Fee Units	$51,649	$340,423	$2,167,448	$530,927
Tier 5 Reduced Fee Units	$1,639,347	$3,003,820	$18,411,792	$6,640,315
Standard Units(b)	$2,430,915	$6,219,163	$34,918,949	$12,316,755
Inactive and Voluntary Employee Contribution Units	$1,180,223	$3,988,897	$39,345,760	$26,914,677
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	558,830	4,458,890	13,390,525	2,828,465
Tier 1 Reduced Fee Units(a)	280,882	3,026,149	7,395,050	1,184,372
Certain National Accounts—Tier 2 Reduced Fee Units	43,524	249,406	548,773	111,060
Tier 2 Reduced Fee Units	186,474	1,688,344	4,307,088	546,184
Certain National Accounts—Tier 3 Reduced Fee Units	164,379	1,044,485	3,143,361	538,683
Certain National Accounts—Tier 4 Reduced Fee Units	40,897	207,332	779,609	156,510
Tier 3 Reduced Fee Units	804,381	5,308,043	16,523,923	2,613,490
Tier 4 Reduced Fee Units	233,520	2,593,062	6,441,963	793,791
Certain National Accounts—Tier 5 Reduced Fee Units	3,726	104,604	296,540	34,848
Tier 5 Reduced Fee Units	118,557	925,326	2,525,337	436,939
Standard Units(b)	178,286	1,950,649	4,876,529	825,197
Inactive and Voluntary Employee Contribution Units	87,474	1,268,065	5,569,213	1,827,626
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.852	$3.261	$7.323	$15.264
Tier 1 Reduced Fee Units(a)	$14.171	$3.598	$8.081	$16.845
Certain National Accounts—Tier 2 Reduced Fee Units	$14.139	$3.587	$8.055	$16.790
Tier 2 Reduced Fee Units	$14.121	$3.582	$8.045	$16.769
Certain National Accounts—Tier 3 Reduced Fee Units	$14.121	$3.582	$8.045	$16.769
Certain National Accounts—Tier 4 Reduced Fee Units	$14.090	$3.565	$8.006	$16.688
Tier 3 Reduced Fee Units	$14.072	$3.560	$7.996	$16.668
Tier 4 Reduced Fee Units	$13.998	$3.509	$7.880	$16.432
Certain National Accounts—Tier 5 Reduced Fee Units	$13.862	$3.254	$7.309	$15.236
Tier 5 Reduced Fee Units	$13.827	$3.246	$7.291	$15.197
Standard Units(b)	$13.635	$3.188	$7.161	$14.926
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund
Unit Value(c)(d) (continued):
Inactive and Voluntary Employee Contribution Units	$13.492	$3.146	$7.065	$14.727

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: International Fund—$27,124,847 Money Market Fund—$49,924,352 Mid-Term Bond Fund—$89,346,385 Bond Fund—$209,821,503) (Notes 1 and 2)	$31,012,172	$48,537,328	$90,169,411	$210,983,955
Due From (To) Mutual of America General Account	(1,270)	(7,042)	(7,047)	(161,356)
Net Assets	$31,010,902	$48,530,286	$90,162,364	$210,822,599
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1,818,679	$3,113,963	$11,259,545	$28,344,375
Tier 1 Reduced Fee Units(a)	$4,899,010	$6,936,395	$11,651,360	$24,237,010
Certain National Accounts—Tier 2 Reduced Fee Units	$446,455	$745,623	$1,277,888	$3,453,530
Tier 2 Reduced Fee Units	$2,947,365	$3,587,954	$8,239,998	$16,591,089
Certain National Accounts—Tier 3 Reduced Fee Units	$1,712,844	$2,942,422	$5,658,448	$13,454,846
Certain National Accounts—Tier 4 Reduced Fee Units	$406,333	$432,266	$828,835	$1,809,231
Tier 3 Reduced Fee Units	$9,196,149	$13,323,019	$26,204,339	$65,241,403
Tier 4 Reduced Fee Units	$4,135,179	$4,841,878	$7,518,094	$20,880,141
Certain National Accounts—Tier 5 Reduced Fee Units	$263,718	$257,861	$652,073	$910,030
Tier 5 Reduced Fee Units	$1,641,669	$3,068,251	$3,870,609	$8,835,133
Standard Units(b)	$2,511,180	$4,982,226	$5,974,082	$12,299,745
Inactive and Voluntary Employee Contribution Units	$1,032,321	$4,298,428	$7,027,093	$14,766,066
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,441,153	1,330,302	4,400,252	4,086,149
Tier 1 Reduced Fee Units(a)	3,550,905	2,684,665	4,125,922	3,165,848
Certain National Accounts—Tier 2 Reduced Fee Units	324,672	289,530	454,018	452,593
Tier 2 Reduced Fee Units	2,146,096	1,395,015	2,931,246	2,177,028
Certain National Accounts—Tier 3 Reduced Fee Units	1,247,192	1,144,028	2,012,901	1,765,500
Certain National Accounts—Tier 4 Reduced Fee Units	297,306	168,862	296,250	238,533
Tier 3 Reduced Fee Units	6,737,035	5,211,375	9,377,970	8,612,381
Tier 4 Reduced Fee Units	3,073,763	1,921,099	2,728,028	2,795,099
Certain National Accounts—Tier 5 Reduced Fee Units	209,374	110,367	255,305	131,434
Tier 5 Reduced Fee Units	1,306,660	1,316,521	1,519,256	1,279,253
Standard Units(b)	2,035,050	2,176,704	2,387,591	1,813,313
Inactive and Voluntary Employee Contribution Units	847,919	1,903,339	2,846,371	2,206,314
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.262	$2.341	$2.559	$6.937
Tier 1 Reduced Fee Units(a)	$1.380	$2.584	$2.824	$7.656
Certain National Accounts—Tier 2 Reduced Fee Units	$1.375	$2.575	$2.815	$7.631
Tier 2 Reduced Fee Units	$1.373	$2.572	$2.811	$7.621
Certain National Accounts—Tier 3 Reduced Fee Units	$1.373	$2.572	$2.811	$7.621
Certain National Accounts—Tier 4 Reduced Fee Units	$1.367	$2.560	$2.798	$7.585
Tier 3 Reduced Fee Units	$1.365	$2.557	$2.794	$7.575
Tier 4 Reduced Fee Units	$1.345	$2.520	$2.756	$7.470
Certain National Accounts—Tier 5 Reduced Fee Units	$1.260	$2.336	$2.554	$6.924
Tier 5 Reduced Fee Units	$1.256	$2.331	$2.548	$6.906
Standard Units(b)	$1.234	$2.289	$2.502	$6.783
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unit Value(c)(d) (continued):
Inactive and Voluntary Employee Contribution Units	$1.217	$2.258	$2.469	$6.693

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Retirement Income Fund—$119,957,364 2015 Retirement Fund—$106,747,531 2020 Retirement Fund—$376,350,153 2025 Retirement Fund—$643,377,405) (Notes 1 and 2)	$122,039,435	$100,734,639	$402,601,139	$729,729,167
Due From (To) Mutual of America General Account	(108,513)	(218,392)	(22,030)	(44,388)
Net Assets	$121,930,922	$100,516,247	$402,579,109	$729,684,779
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$17,374,495	$23,271,960	$62,689,328	$80,413,227
Tier 1 Reduced Fee Units(a)	$15,293,147	$12,702,042	$62,742,152	$96,689,608
Certain National Accounts—Tier 2 Reduced Fee Units	$827,459	$2,752,839	$1,967,689	$3,917,691
Tier 2 Reduced Fee Units	$15,758,890	$9,446,514	$33,584,816	$76,670,969
Certain National Accounts—Tier 3 Reduced Fee Units	$9,349,518	$5,286,137	$30,145,672	$54,054,064
Certain National Accounts—Tier 4 Reduced Fee Units	$4,968,418	$1,122,199	$9,175,781	$19,540,199
Tier 3 Reduced Fee Units	$28,720,178	$23,534,901	$117,263,536	$223,173,382
Tier 4 Reduced Fee Units	$12,550,140	$11,318,985	$38,952,698	$84,015,371
Certain National Accounts—Tier 5 Reduced Fee Units	$1,169,049	$925,689	$3,683,310	$7,457,315
Tier 5 Reduced Fee Units	$7,659,118	$3,616,758	$16,588,451	$31,755,864
Standard Units(b)	$6,331,393	$3,391,101	$18,854,431	$40,490,784
Inactive and Voluntary Employee Contribution Units	$1,929,117	$3,147,122	$6,931,245	$11,506,305
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	9,491,521	11,969,302	30,246,139	35,451,832
Tier 1 Reduced Fee Units(a)	7,641,240	5,975,002	27,687,259	38,986,755
Certain National Accounts—Tier 2 Reduced Fee Units	414,806	1,299,208	871,189	1,584,889
Tier 2 Reduced Fee Units	7,909,954	4,463,885	14,888,226	31,055,538
Certain National Accounts—Tier 3 Reduced Fee Units	4,692,859	2,497,928	13,363,646	21,894,572
Certain National Accounts—Tier 4 Reduced Fee Units	2,505,709	532,826	4,087,175	7,952,882
Tier 3 Reduced Fee Units	14,502,512	11,188,374	52,298,498	90,945,923
Tier 4 Reduced Fee Units	6,429,905	5,460,227	17,628,766	34,743,670
Certain National Accounts—Tier 5 Reduced Fee Units	639,840	477,002	1,780,482	3,293,858
Tier 5 Reduced Fee Units	4,202,502	1,868,348	8,038,832	14,061,552
Standard Units(b)	3,537,166	1,783,652	9,303,117	18,255,579
Inactive and Voluntary Employee Contribution Units	1,092,318	1,677,705	3,466,246	5,257,871
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.831	$1.944	$2.073	$2.268
Tier 1 Reduced Fee Units(a)	$2.001	$2.126	$2.266	$2.480
Certain National Accounts—Tier 2 Reduced Fee Units	$1.995	$2.119	$2.259	$2.472
Tier 2 Reduced Fee Units	$1.992	$2.116	$2.256	$2.469
Certain National Accounts—Tier 3 Reduced Fee Units	$1.992	$2.116	$2.256	$2.469
Certain National Accounts—Tier 4 Reduced Fee Units	$1.983	$2.106	$2.245	$2.457
Tier 3 Reduced Fee Units	$1.980	$2.104	$2.242	$2.454
Tier 4 Reduced Fee Units	$1.952	$2.073	$2.210	$2.418
Certain National Accounts—Tier 5 Reduced Fee Units	$1.827	$1.941	$2.069	$2.264
Tier 5 Reduced Fee Units	$1.823	$1.936	$2.064	$2.258
Standard Units(b)	$1.790	$1.901	$2.027	$2.218
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
Unit Value(c)(d) (continued):
Inactive and Voluntary Employee Contribution Units	$1.766	$1.876	$2.000	$2.188

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Mutual of America Investment Corporation
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: 2030 Retirement Fund—$620,323,949 2035 Retirement Fund—$517,751,224 2040 Retirement Fund—$431,221,785 2045 Retirement Fund—$462,866,088) (Notes 1 and 2)	$735,864,773	$635,646,073	$539,797,766	$586,273,957
Due From (To) Mutual of America General Account	(41,961)	(40,908)	(38,316)	(49,303)
Net Assets	$735,822,812	$635,605,165	$539,759,450	$586,224,654
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$54,230,999	$38,884,768	$31,793,744	$27,866,986
Tier 1 Reduced Fee Units(a)	$106,595,454	$83,076,260	$66,252,591	$70,557,315
Certain National Accounts—Tier 2 Reduced Fee Units	$4,343,124	$5,381,306	$3,769,087	$5,673,702
Tier 2 Reduced Fee Units	$69,974,469	$56,272,368	$50,061,711	$54,504,725
Certain National Accounts—Tier 3 Reduced Fee Units	$50,972,999	$47,049,528	$38,446,078	$38,461,822
Certain National Accounts—Tier 4 Reduced Fee Units	$18,899,034	$13,704,993	$10,607,158	$14,613,466
Tier 3 Reduced Fee Units	$234,650,713	$215,678,344	$187,222,565	$202,396,343
Tier 4 Reduced Fee Units	$96,474,288	$83,725,525	$67,928,502	$74,874,179
Certain National Accounts—Tier 5 Reduced Fee Units	$7,837,374	$5,835,988	$4,105,199	$4,535,177
Tier 5 Reduced Fee Units	$35,934,950	$33,197,345	$28,008,808	$31,002,020
Standard Units(b)	$44,789,656	$43,323,738	$39,862,443	$47,723,932
Inactive and Voluntary Employee Contribution Units	$11,119,752	$9,475,002	$11,701,564	$14,014,987
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	21,805,439	14,946,930	11,940,084	10,511,346
Tier 1 Reduced Fee Units(a)	39,199,492	29,207,622	22,757,039	24,341,297
Certain National Accounts—Tier 2 Reduced Fee Units	1,602,427	1,898,191	1,298,929	1,963,826
Tier 2 Reduced Fee Units	25,849,940	19,874,425	17,274,292	18,889,251
Certain National Accounts—Tier 3 Reduced Fee Units	18,830,425	16,617,078	13,266,202	13,329,395
Certain National Accounts—Tier 4 Reduced Fee Units	7,015,385	4,863,716	3,677,747	5,089,039
Tier 3 Reduced Fee Units	87,211,945	76,637,347	64,996,077	70,571,365
Tier 4 Reduced Fee Units	36,386,910	30,190,987	23,930,983	26,494,155
Certain National Accounts—Tier 5 Reduced Fee Units	3,157,228	2,247,558	1,544,631	1,713,916
Tier 5 Reduced Fee Units	14,512,505	12,817,028	10,565,139	11,745,596
Standard Units(b)	18,417,382	17,031,003	15,309,916	18,409,653
Inactive and Voluntary Employee Contribution Units	4,634,305	3,775,130	4,555,061	5,479,564
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.487	$2.602	$2.663	$2.651
Tier 1 Reduced Fee Units(a)	$2.719	$2.844	$2.911	$2.899
Certain National Accounts—Tier 2 Reduced Fee Units	$2.710	$2.835	$2.902	$2.889
Tier 2 Reduced Fee Units	$2.707	$2.831	$2.898	$2.885
Certain National Accounts—Tier 3 Reduced Fee Units	$2.707	$2.831	$2.898	$2.885
Certain National Accounts—Tier 4 Reduced Fee Units	$2.694	$2.818	$2.884	$2.872
Tier 3 Reduced Fee Units	$2.691	$2.814	$2.881	$2.868
Tier 4 Reduced Fee Units	$2.651	$2.773	$2.839	$2.826
Certain National Accounts—Tier 5 Reduced Fee Units	$2.482	$2.597	$2.658	$2.646
Tier 5 Reduced Fee Units	$2.476	$2.590	$2.651	$2.639
Standard Units(b)	$2.432	$2.544	$2.604	$2.592
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Mutual of America Investment Corporation
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Unit Value(c)(d) (continued):
Inactive and Voluntary Employee Contribution Units	$2.399	$2.510	$2.569	$2.558

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Mutual of America Investment Corporation
	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: 2050 Retirement Fund—$340,063,642 2055 Retirement Fund—$155,714,368 2060 Retirement Fund—$63,273,582 2065 Retirement Fund—$8,898,448) (Notes 1 and 2)	$426,409,554	$189,011,663	$74,476,472	$9,259,825
Due From (To) Mutual of America General Account	(42,459)	(27,209)	(15,793)	(1,900)
Net Assets	$426,367,095	$188,984,454	$74,460,679	$9,257,925
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$14,052,529	$4,355,355	$2,144,415	$699,213
Tier 1 Reduced Fee Units(a)	$48,379,647	$18,055,351	$6,934,970	$704,313
Certain National Accounts—Tier 2 Reduced Fee Units	$3,501,941	$2,527,786	$913,806	$128,597
Tier 2 Reduced Fee Units	$41,765,053	$15,497,779	$5,116,495	$930,647
Certain National Accounts—Tier 3 Reduced Fee Units	$31,909,977	$15,187,580	$6,519,946	$793,580
Certain National Accounts—Tier 4 Reduced Fee Units	$10,232,591	$4,079,019	$2,185,735	$136,385
Tier 3 Reduced Fee Units	$154,102,559	$69,092,988	$26,491,597	$3,155,769
Tier 4 Reduced Fee Units	$59,855,956	$28,707,056	$10,714,779	$992,319
Certain National Accounts—Tier 5 Reduced Fee Units	$2,950,918	$1,489,821	$713,600	$84,380
Tier 5 Reduced Fee Units	$21,766,280	$11,002,504	$4,899,625	$609,599
Standard Units(b)	$33,644,360	$17,808,271	$7,719,260	$958,422
Inactive and Voluntary Employee Contribution Units	$4,205,284	$1,180,944	$106,451	$64,701
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,422,865	2,379,437	143,207	49,239
Tier 1 Reduced Fee Units(a)	17,511,036	9,540,890	452,689	49,143
Certain National Accounts—Tier 2 Reduced Fee Units	1,271,708	1,340,143	59,785	8,979
Tier 2 Reduced Fee Units	15,185,763	8,226,618	335,162	65,027
Certain National Accounts—Tier 3 Reduced Fee Units	11,602,459	8,061,956	427,097	55,450
Certain National Accounts—Tier 4 Reduced Fee Units	3,738,561	2,173,311	143,498	9,536
Tier 3 Reduced Fee Units	56,373,566	36,859,166	1,741,403	220,815
Tier 4 Reduced Fee Units	22,191,730	15,435,893	708,048	69,582
Certain National Accounts—Tier 5 Reduced Fee Units	1,140,909	815,459	47,619	5,938
Tier 5 Reduced Fee Units	8,436,641	6,037,381	327,774	42,958
Standard Units(b)	13,277,704	9,949,572	523,697	67,924
Inactive and Voluntary Employee Contribution Units	1,682,070	668,732	7,298	4,605
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.591	$1.830	$14.974	$14.201
Tier 1 Reduced Fee Units(a)	$2.763	$1.892	$15.320	$14.332
Certain National Accounts—Tier 2 Reduced Fee Units	$2.754	$1.886	$15.285	$14.322
Tier 2 Reduced Fee Units	$2.750	$1.884	$15.266	$14.312
Certain National Accounts—Tier 3 Reduced Fee Units	$2.750	$1.884	$15.266	$14.312
Certain National Accounts—Tier 4 Reduced Fee Units	$2.737	$1.877	$15.232	$14.302
Tier 3 Reduced Fee Units	$2.734	$1.875	$15.213	$14.291
Tier 4 Reduced Fee Units	$2.697	$1.860	$15.133	$14.261
Certain National Accounts—Tier 5 Reduced Fee Units	$2.586	$1.827	$14.986	$14.211
Tier 5 Reduced Fee Units	$2.580	$1.822	$14.948	$14.190
Standard Units(b)	$2.534	$1.790	$14.740	$14.110
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Mutual of America Investment Corporation
	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Unit Value(c)(d) (continued):
Inactive and Voluntary Employee Contribution Units	$2.500	$1.766	$14.586	$14.050

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Conservative Allocation Fund—$130,622,406 Moderate Allocation Fund—$307,503,111 Aggressive Allocation Fund—$241,140,716) (Notes 1 and 2)	$137,757,056	$355,588,464	$284,738,281
Due From (To) Mutual of America General Account	(7,777)	(20,192)	142,604
Net Assets	$137,749,279	$355,568,272	$284,880,885
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$26,613,452	$46,181,909	$27,731,619
Tier 1 Reduced Fee Units(a)	$14,305,932	$41,400,016	$34,532,563
Certain National Accounts—Tier 2 Reduced Fee Units	$746,241	$5,261,999	$3,860,626
Tier 2 Reduced Fee Units	$8,358,355	$24,893,497	$22,900,659
Certain National Accounts—Tier 3 Reduced Fee Units	$8,976,140	$21,984,799	$15,130,515
Certain National Accounts—Tier 4 Reduced Fee Units	$2,963,590	$6,742,139	$3,861,915
Tier 3 Reduced Fee Units	$39,839,839	$102,198,001	$86,058,763
Tier 4 Reduced Fee Units	$15,036,339	$41,239,985	$31,520,329
Certain National Accounts—Tier 5 Reduced Fee Units	$1,472,964	$2,702,580	$3,386,747
Tier 5 Reduced Fee Units	$5,594,794	$18,591,708	$14,574,944
Standard Units(b)	$9,419,230	$28,472,134	$24,258,751
Inactive and Voluntary Employee Contribution Units	$4,422,403	$15,899,505	$17,063,454
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	10,979,908	13,293,331	6,313,434
Tier 1 Reduced Fee Units(a)	5,347,780	10,799,101	7,124,601
Certain National Accounts—Tier 2 Reduced Fee Units	279,877	1,377,117	799,133
Tier 2 Reduced Fee Units	3,138,727	6,523,044	4,746,310
Certain National Accounts—Tier 3 Reduced Fee Units	3,370,718	5,760,855	3,135,897
Certain National Accounts—Tier 4 Reduced Fee Units	1,118,209	1,775,163	804,257
Tier 3 Reduced Fee Units	15,051,048	26,942,084	17,944,503
Tier 4 Reduced Fee Units	5,760,056	11,026,536	6,667,015
Certain National Accounts—Tier 5 Reduced Fee Units	608,840	779,393	772,489
Tier 5 Reduced Fee Units	2,318,391	5,375,094	3,332,784
Standard Units(b)	3,974,158	8,381,404	5,648,001
Inactive and Voluntary Employee Contribution Units	1,891,144	4,743,677	4,026,578
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.424	$3.474	$4.392
Tier 1 Reduced Fee Units(a)	$2.675	$3.834	$4.847
Certain National Accounts—Tier 2 Reduced Fee Units	$2.666	$3.821	$4.831
Tier 2 Reduced Fee Units	$2.663	$3.816	$4.825
Certain National Accounts—Tier 3 Reduced Fee Units	$2.663	$3.816	$4.825
Certain National Accounts—Tier 4 Reduced Fee Units	$2.650	$3.798	$4.802
Tier 3 Reduced Fee Units	$2.647	$3.793	$4.796
Tier 4 Reduced Fee Units	$2.610	$3.740	$4.728
Certain National Accounts—Tier 5 Reduced Fee Units	$2.419	$3.468	$4.384
Tier 5 Reduced Fee Units	$2.413	$3.459	$4.373
Standard Units(b)	$2.370	$3.397	$4.295
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unit Value(c)(d) (continued):
Inactive and Voluntary Employee Contribution Units	$2.338	$3.352	$4.238

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Mutual of America Variable Insurance Portfolios
	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: Equity Index Portfolio—$54,914,703 All America Portfolio—$11,820,166 Small Cap Value Portfolio—$8,407,593 Small Cap Growth Portfolio—$8,747,906) (Notes 1 and 2)	$76,924,700	$16,827,036	$8,615,002	$11,903,725
Due From (To) Mutual of America General Account	16,723	3,577	(609)	(711)
Net Assets	$76,941,423	$16,830,613	$8,614,393	$11,903,014
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$76,941,423	$16,830,613	$8,614,393	$11,903,014
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,884,646	506,620	2,823,491	2,818,930
Unit Value(a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.075	$33.221	$3.051	$4.223

	Mutual of America Variable Insurance Portfolios
	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: Small Cap Equity Index Portfolio—$3,510,374 Mid Cap Value Portfolio—$3,403,837 Mid-Cap Equity Index Portfolio—$30,255,027 International Portfolio—$682,997) (Notes 1 and 2)	$3,229,644	$3,925,513	$40,914,917	$774,777
Due From (To) Mutual of America General Account	(29)	(139)	(2,478)	(53)
Net Assets	$3,229,615	$3,925,374	$40,912,439	$774,724
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3,229,615	$3,925,374	$40,912,439	$774,724
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	232,291	1,205,973	5,607,725	611,352
Unit Value(a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.903	$3.255	$7.296	$1.267

(a)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Mutual of America Variable Insurance Portfolios
	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: Money Market Portfolio -- $862,818 Mid-Term Bond Portfolio -- $3,144,298 Bond Portfolio -- $6,912,909 Retirement Income Portfolio -- $4,999,014) (Notes 1 and 2)	$860,558	$3,124,791	$6,881,655	$5,342,826
Due From (To) Mutual of America General Account	(84)	(235)	(459)	(273)
Net Assets	$860,474	$3,124,556	$6,881,196	$5,342,553
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$860,474	$3,124,556	$6,881,196	$5,342,553
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	367,255	1,215,422	992,705	2,895,983
Unit Value(a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.343	$2.571	$6.932	$1.845

	Mutual of America Variable Insurance Portfolios
	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: 2015 Retirement Portfolio -- $5,566,906 2020 Retirement Portfolio -- $13,799,286 2025 Retirement Portfolio -- $21,467,088 2030 Retirement Portfolio -- $13,679,031) (Notes 1 and 2)	$6,358,954	$16,244,598	$25,811,226	$16,675,710
Due From (To) Mutual of America General Account	(337)	(930)	(1,493)	(910)
Net Assets	$6,358,617	$16,243,668	$25,809,733	$16,674,800
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$6,358,617	$16,243,668	$25,809,733	$16,674,800
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,257,457	7,803,322	11,290,599	6,659,342
Unit Value(a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.952	$2.082	$2.286	$2.504

(a)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Mutual of America Variable Insurance Portfolios†
	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: 2035 Retirement Portfolio -- $6,830,388 2040 Retirement Portfolio -- $6,466,781 2045 Retirement Portfolio -- $3,100,153 2050 Retirement Portfolio -- $3,140,323) (Notes 1 and 2)	$8,488,989	$8,172,146	$4,009,011	$3,988,254
Due From (To) Mutual of America General Account	(510)	(471)	(236)	(242)
Net Assets	$8,488,479	$8,171,675	$4,008,775	$3,988,012
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8,488,479	$8,171,675	$4,008,775	$3,988,012
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,252,329	3,074,656	1,515,536	1,541,883
Unit Value(a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.610	$2.658	$2.645	$2.586

	Mutual of America Variable Insurance Portfolios
	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio
Investments in Mutual of America Variable Insurance Portfolios at fair value (Cost: 2055 Retirement Portfolio -- $731,968 2060 Retirement Portfolio -- $657,002 Conservative Allocation Portfolio -- $8,818,387 Moderate Allocation Portfolio-- $19,366,336 Aggressive Allocation Portfolio -- $3,937,417) (Notes 1 and 2)	$899,254	$756,927	$9,842,459	$23,300,512	$4,958,515
Due From (To) Mutual of America General Account	(549)	(31)	(578)	(2,586)	(328)
Net Assets	$898,705	$756,896	$9,841,881	$23,297,926	$4,958,187
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$898,705	$756,896	$9,841,881	$23,297,926	$4,958,187
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	495,544	51,185	4,040,753	6,691,191	1,127,483
Unit Value(a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.814	$14.788	$2.436	$3.482	$4.398

(a)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(b)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Investments in Fidelity VIP Portfolios at fair value (Cost: Fidelity VIP Equity-Income Portfolio—$248,237,713 Fidelity VIP Asset Manager Portfolio—$123,728,658 Fidelity VIP Contrafund Portfolio—$578,754,610 Fidelity VIP Mid Cap Portfolio—$173,603,678) (Notes 1 and 2)	$294,221,400	$151,459,139	$997,819,173	$213,321,844
Due From (To) Mutual of America General Account	(20,631)	8,990	(17,133)	(16,229)
Net Assets	$294,200,769	$151,468,129	$997,802,040	$213,305,615
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$52,097,690	$22,402,915	$225,337,884	$38,347,659
Tier 1 Reduced Fee Units(a)	$39,821,224	$18,980,997	$123,943,362	$28,692,114
Certain National Accounts—Tier 2 Reduced Fee Units	$2,817,867	$1,701,839	$8,817,823	$2,306,911
Tier 2 Reduced Fee Units	$16,875,976	$11,279,515	$59,878,591	$17,231,048
Certain National Accounts—Tier 3 Reduced Fee Units	$14,896,571	$8,005,538	$43,777,218	$10,007,900
Certain National Accounts—Tier 4 Reduced Fee Units	$4,073,276	$1,919,509	$10,238,171	$2,265,176
Tier 3 Reduced Fee Units	$73,467,392	$43,998,294	$234,664,024	$56,531,879
Tier 4 Reduced Fee Units	$26,676,510	$13,358,629	$81,648,533	$22,083,705
Certain National Accounts—Tier 5 Reduced Fee Units	$1,271,179	$665,846	$3,043,792	$716,746
Tier 5 Reduced Fee Units	$9,938,939	$6,937,914	$30,741,461	$8,302,474
Standard Units(b)	$18,302,408	$10,194,511	$63,248,997	$14,451,806
Inactive and Voluntary Employee Contribution Units	$33,961,737	$12,022,622	$112,462,184	$12,368,197
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	432,799	325,496	1,212,434	286,416
Tier 1 Reduced Fee Units(a)	299,764	249,893	604,271	194,178
Certain National Accounts—Tier 2 Reduced Fee Units	21,282	22,480	43,132	15,664
Tier 2 Reduced Fee Units	127,617	149,178	293,260	117,145
Certain National Accounts—Tier 3 Reduced Fee Units	112,649	105,878	214,402	68,039
Certain National Accounts—Tier 4 Reduced Fee Units	30,952	25,508	50,386	15,475
Tier 3 Reduced Fee Units	558,958	585,423	1,156,329	386,694
Tier 4 Reduced Fee Units	205,972	180,369	408,302	153,305
Certain National Accounts—Tier 5 Reduced Fee Units	10,580	9,692	16,408	5,364
Tier 5 Reduced Fee Units	82,931	101,245	166,135	62,285
Standard Units(b)	155,494	151,475	348,033	110,388
Inactive and Voluntary Employee Contribution Units	292,439	181,054	627,221	95,753
Unit Value(a)(b):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$120.374	$68.827	$185.856	$133.888
Tier 1 Reduced Fee Units(a)	$132.842	$75.956	$205.112	$147.762
Certain National Accounts—Tier 2 Reduced Fee Units	$132.405	$75.706	$204.439	$147.276
Tier 2 Reduced Fee Units	$132.239	$75.611	$204.183	$147.092
Certain National Accounts—Tier 3 Reduced Fee Units	$132.239	$75.611	$204.183	$147.092
Certain National Accounts—Tier 4 Reduced Fee Units	$131.601	$75.251	$203.194	$146.377
Tier 3 Reduced Fee Units	$131.436	$75.156	$202.939	$146.193
Tier 4 Reduced Fee Units	$129.515	$74.063	$199.971	$144.050
Certain National Accounts—Tier 5 Reduced Fee Units	$120.146	$68.698	$185.503	$133.634
Tier 5 Reduced Fee Units	$119.845	$68.526	$185.038	$133.299
Standard Units(b)	$117.705	$67.302	$181.733	$130.918
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Unit Value(a)(b) (continued):
Inactive and Voluntary Employee Contribution Units	$116.133	$66.404	$179.302	$129.167

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Investments in Vanguard VIF Portfolios at fair value (Cost: Vanguard VIF Diversified Value Portfolio—$207,936,963 Vanguard VIF International Portfolio—$254,449,985 Vanguard VIF Real Estate Index Portfolio—$63,251,607 Vanguard VIF Total Bond Market Index Portfolio—$59,908,846) (Notes 1 and 2)	$267,573,073	$459,172,889	$79,536,785	$58,578,533
Due From (To) Mutual of America General Account	(15,023)	(19,686)	(2,521)	(2,083)
Net Assets	$267,558,050	$459,153,203	$79,534,264	$58,576,450
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$59,592,530	$84,998,325	$13,690,457	$15,110,989
Tier 1 Reduced Fee Units(a)	$27,463,589	$53,455,466	$8,779,223	$3,587,710
Certain National Accounts—Tier 2 Reduced Fee Units	$3,922,334	$5,714,149	$1,027,032	$454,094
Tier 2 Reduced Fee Units	$18,780,076	$35,878,734	$4,709,887	$4,414,763
Certain National Accounts—Tier 3 Reduced Fee Units	$13,019,688	$20,709,871	$4,156,943	$3,214,170
Certain National Accounts—Tier 4 Reduced Fee Units	$3,721,119	$5,648,000	$1,088,313	$1,144,300
Tier 3 Reduced Fee Units	$73,535,183	$130,642,404	$25,940,168	$18,515,877
Tier 4 Reduced Fee Units	$28,320,574	$41,618,649	$8,376,495	$4,820,004
Certain National Accounts—Tier 5 Reduced Fee Units	$1,276,365	$1,623,767	$369,445	$725,310
Tier 5 Reduced Fee Units	$9,160,354	$18,650,615	$3,560,063	$2,864,531
Standard Units(b)	$17,578,643	$27,042,355	$5,994,965	$2,599,701
Inactive and Voluntary Employee Contribution Units	$11,187,595	$33,170,868	$1,841,273	$1,125,001
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,252,757	1,382,155	511,676	1,336,091
Tier 1 Reduced Fee Units(a)	523,202	787,730	309,957	310,069
Certain National Accounts—Tier 2 Reduced Fee Units	74,970	84,482	36,380	39,334
Tier 2 Reduced Fee Units	359,405	531,123	167,043	382,892
Certain National Accounts—Tier 3 Reduced Fee Units	249,165	306,574	147,432	278,764
Certain National Accounts—Tier 4 Reduced Fee Units	71,560	84,017	38,788	99,466
Tier 3 Reduced Fee Units	1,415,912	1,945,815	925,675	1,611,472
Tier 4 Reduced Fee Units	553,200	628,893	302,399	421,703
Certain National Accounts—Tier 5 Reduced Fee Units	26,883	26,455	13,834	64,081
Tier 5 Reduced Fee Units	193,420	304,624	133,647	253,718
Standard Units(b)	377,923	449,718	229,148	233,515
Inactive and Voluntary Employee Contribution Units	243,779	559,120	71,333	102,119
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$47.569	$61.497	$26.756	$11.310
Tier 1 Reduced Fee Units(a)	$52.491	$67.860	$28.324	$11.571
Certain National Accounts—Tier 2 Reduced Fee Units	$52.319	$67.637	$28.231	$11.545
Tier 2 Reduced Fee Units	$52.253	$67.553	$28.196	$11.530
Certain National Accounts—Tier 3 Reduced Fee Units	$52.253	$67.553	$28.196	$11.530
Certain National Accounts—Tier 4 Reduced Fee Units	$52.000	$67.224	$28.058	$11.504
Tier 3 Reduced Fee Units	$51.935	$67.140	$28.023	$11.490
Tier 4 Reduced Fee Units	$51.194	$66.178	$27.700	$11.430
Certain National Accounts—Tier 5 Reduced Fee Units	$47.479	$61.379	$26.705	$11.319
Tier 5 Reduced Fee Units	$47.360	$61.225	$26.638	$11.290
Standard Units (b)	$46.514	$60.132	$26.162	$11.133
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Unit Value(c)(d) (continued):
Inactive and Voluntary Employee Contribution Units	$45.892	$59.327	$25.812	$11.017

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Goldman Sachs		American Century	American Funds
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund
Investments in Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, American Century VP Capital Appreciation Fund and American Funds New World Fund, at fair value (Cost: Goldman Sachs VIT Small Cap Equity Insights Fund—$12,074,095 Goldman Sachs VIT US Equity Insights Fund—$10,021,841 American Century VP Capital Appreciation Fund—$300,751,827 American Funds New World Fund—$15,342,787) (Notes 1 and 2)	$10,345,579	$9,104,462	$419,086,824	$19,644,498
Due From (To) Mutual of America General Account	(394)	313	(26,386)	(744)
Net Assets	$10,345,185	$9,104,775	$419,060,438	$19,643,754
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,325,411	$3,042,826	$89,978,220	$2,946,512
Tier 1 Reduced Fee Units(a)	$1,701,589	$966,808	$49,445,202	$2,357,749
Certain National Accounts—Tier 2 Reduced Fee Units	$34,777	$36,955	$3,511,948	$150,485
Tier 2 Reduced Fee Units	$683,038	$253,170	$23,283,859	$1,462,376
Certain National Accounts—Tier 3 Reduced Fee Units	$157,564	$377,639	$20,237,799	$981,825
Certain National Accounts—Tier 4 Reduced Fee Units	$144,718	$294,269	$4,426,321	$236,396
Tier 3 Reduced Fee Units	$2,254,266	$2,158,511	$102,916,283	$6,012,385
Tier 4 Reduced Fee Units	$956,263	$759,844	$33,614,331	$2,106,619
Certain National Accounts—Tier 5 Reduced Fee Units	$27,661	$24,633	$1,172,664	$42,672
Tier 5 Reduced Fee Units	$519,476	$370,402	$17,145,196	$927,751
Standard Units(b)	$837,080	$430,205	$27,473,234	$2,086,588
Inactive and Voluntary Employee Contribution Units	$703,342	$389,513	$45,855,381	$332,396
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	164,844	188,529	935,692	70,822
Tier 1 Reduced Fee Units(a)	118,669	58,932	465,968	53,534
Certain National Accounts—Tier 2 Reduced Fee Units	2,428	2,255	33,205	3,428
Tier 2 Reduced Fee Units	47,755	15,471	220,424	33,355
Certain National Accounts—Tier 3 Reduced Fee Units	11,016	23,077	191,588	22,394
Certain National Accounts—Tier 4 Reduced Fee Units	10,131	18,005	42,108	5,418
Tier 3 Reduced Fee Units	158,004	132,235	980,288	137,976
Tier 4 Reduced Fee Units	67,278	46,725	324,934	48,905
Certain National Accounts—Tier 5 Reduced Fee Units	1,958	1,524	12,218	1,028
Tier 5 Reduced Fee Units	36,870	22,978	179,083	22,398
Standard Units(b)	60,012	26,957	292,180	51,291
Inactive and Voluntary Employee Contribution Units	50,805	24,592	494,288	8,281
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$14.107	$16.140	$96.162	$41.605
Tier 1 Reduced Fee Units(a)	$14.339	$16.405	$106.113	$44.042
Certain National Accounts—Tier 2 Reduced Fee Units	$14.321	$16.385	$105.765	$43.898
Tier 2 Reduced Fee Units	$14.303	$16.364	$105.632	$43.843
Certain National Accounts—Tier 3 Reduced Fee Units	$14.303	$16.364	$105.632	$43.843
Certain National Accounts—Tier 4 Reduced Fee Units	$14.285	$16.344	$105.118	$43.630
Tier 3 Reduced Fee Units	$14.267	$16.323	$104.986	$43.576
Tier 4 Reduced Fee Units	$14.214	$16.262	$103.450	$43.076
Certain National Accounts—Tier 5 Reduced Fee Units	$14.125	$16.160	$95.979	$41.525
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Goldman Sachs		American Century	American Funds
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund
Unit Value(c)(d) (continued):
Tier 5 Reduced Fee Units	$14.089	$16.120	$95.739	$41.421
Standard Units(b)	$13.949	$15.959	$94.028	$40.681
Inactive and Voluntary Employee Contribution Units	$13.844	$15.839	$92.771	$40.138

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	Calvert	Delaware	DWS	Invesco
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP	V.I. Main Street Fund
Investments in Calvert VP SRI Balanced Portfolio, Delaware VIP Small Cap Value Series, DWS Capital Growth VIP and Invesco V.I. Main Street Fund at fair value (Cost: Calvert VP SRI Balanced Portfolio—$125,908,307 Delaware VIP Small Cap Value Series—$20,974,745 DWS Capital Growth VIP—$326,822,156 Invesco V.I. Main Street Fund/VA—$58,418,623) (Notes 1 and 2)	$170,320,694	$22,271,649	$603,946,189	$74,473,065
Due From (To) Mutual of America General Account	(19,978)	(224)	(242,583)	(2,243)
Net Assets	$170,300,716	$22,271,425	$603,703,606	$74,470,822
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$27,587,420	$6,913,798	$132,674,821	$12,416,898
Tier 1 Reduced Fee Units(a)	$10,701,348	$2,511,581	$70,714,632	$11,397,741
Certain National Accounts—Tier 2 Reduced Fee Units	$3,759,790	$372,928	$6,271,344	$1,153,994
Tier 2 Reduced Fee Units	$11,638,023	$1,481,117	$29,996,496	$5,305,541
Certain National Accounts—Tier 3 Reduced Fee Units	$10,761,791	$725,247	$24,563,746	$3,434,086
Certain National Accounts—Tier 4 Reduced Fee Units	$3,534,789	$135,219	$4,689,089	$1,029,006
Tier 3 Reduced Fee Units	$41,215,214	$4,649,936	$128,703,847	$20,400,112
Tier 4 Reduced Fee Units	$18,189,624	$2,423,539	$46,532,646	$7,237,372
Certain National Accounts—Tier 5 Reduced Fee Units	$805,048	$38,925	$1,494,987	$165,102
Tier 5 Reduced Fee Units	$9,492,655	$766,389	$19,071,608	$3,405,460
Standard Units(b)	$17,736,431	$1,411,803	$37,373,928	$5,232,370
Inactive and Voluntary Employee Contribution Units	$14,878,583	$840,943	$101,616,462	$3,293,140
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	3,080,763	490,657	661,834	150,561
Tier 1 Reduced Fee Units(a)	1,082,946	175,358	319,669	125,241
Certain National Accounts—Tier 2 Reduced Fee Units	381,737	26,070	28,443	12,722
Tier 2 Reduced Fee Units	1,183,109	103,671	136,218	58,564
Certain National Accounts—Tier 3 Reduced Fee Units	1,094,032	50,764	111,547	37,906
Certain National Accounts—Tier 4 Reduced Fee Units	361,069	9,477	21,398	11,414
Tier 3 Reduced Fee Units	4,215,309	326,291	588,048	226,558
Tier 4 Reduced Fee Units	1,887,007	170,703	215,693	81,540
Certain National Accounts—Tier 5 Reduced Fee Units	90,071	2,759	7,472	2,006
Tier 5 Reduced Fee Units	1,064,729	54,457	95,558	41,475
Standard Units(b)	2,025,548	101,330	190,668	64,884
Inactive and Voluntary Employee Contribution Units	1,722,186	60,814	525,435	41,390
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8.955	$14.091	$200.465	$82.471
Tier 1 Reduced Fee Units(a)	$9.882	$14.323	$221.212	$91.007
Certain National Accounts—Tier 2 Reduced Fee Units	$9.849	$14.305	$220.486	$90.707
Tier 2 Reduced Fee Units	$9.837	$14.287	$220.210	$90.594
Certain National Accounts—Tier 3 Reduced Fee Units	$9.837	$14.287	$220.210	$90.594
Certain National Accounts—Tier 4 Reduced Fee Units	$9.790	$14.269	$219.141	$90.156
Tier 3 Reduced Fee Units	$9.778	$14.251	$218.866	$90.043
Tier 4 Reduced Fee Units	$9.639	$14.197	$215.736	$88.758
Certain National Accounts—Tier 5 Reduced Fee Units	$8.938	$14.109	$200.083	$82.315
Tier 5 Reduced Fee Units	$8.916	$14.073	$199.582	$82.109
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	Calvert	Delaware	DWS	Invesco
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP	V.I. Main Street Fund
Unit Value(c)(d) (continued):
Standard Units(b)	$8.756	$13.933	$196.016	$80.642
Inactive and Voluntary Employee Contribution Units	$8.639	$13.828	$193.395	$79.564

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021

	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investments in MFS VIT III Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, PIMCO VIT Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series at fair value (Cost: MFS VIT III Mid Cap Value Portfolio—$8,244,194 Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—$9,956,636 PIMCO VIT Real Return Portfolio—$46,947,429 T. Rowe Price Blue Chip Growth Portfolio—$311,546,073 Victory RS Small Cap Growth Equity VIP Series—$8,143,878) (Notes 1 and 2)	$9,268,984	$11,733,378	$49,448,012	$453,845,236	$6,619,975
Due From (To) Mutual of America General Account	(233)	(203)	(81)	1,425	2,048
Net Assets	$9,268,751	$11,733,175	$49,447,931	$453,846,661	$6,622,023
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3,985,911	$2,422,795	$13,407,916	$106,190,556	$1,633,545
Tier 1 Reduced Fee Units(a)	$481,942	$853,558	$3,159,775	$48,903,318	$921,999
Certain National Accounts—Tier 2 Reduced Fee Units	$17,412	$35,463	$100,675	$4,112,362	$42,935
Tier 2 Reduced Fee Units	$449,244	$1,438,669	$3,610,517	$31,097,215	$527,676
Certain National Accounts—Tier 3 Reduced Fee Units	$411,403	$494,774	$2,462,766	$24,479,211	$468,110
Certain National Accounts—Tier 4 Reduced Fee Units	$110,943	$123,031	$324,852	$5,037,622	$63,880
Tier 3 Reduced Fee Units	$2,136,993	$2,246,308	$16,562,024	$126,298,999	$1,408,744
Tier 4 Reduced Fee Units	$829,896	$1,391,087	$4,517,165	$45,389,409	$734,128
Certain National Accounts—Tier 5 Reduced Fee Units	$3,221	$303,851	$159,148	$2,162,188	$13,721
Tier 5 Reduced Fee Units	$235,650	$1,365,353	$2,242,219	$18,125,185	$398,057
Standard Units	$476,627	$932,796	$1,939,219	$27,139,662	$299,515
Inactive and Voluntary Employee Contribution Units	$129,509	$125,490	$961,655	$14,910,934	$109,713
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	259,015	151,732	815,035	1,724,481	128,211
Tier 1 Reduced Fee Units(a)	30,612	52,590	181,450	750,192	71,194
Certain National Accounts—Tier 2 Reduced Fee Units	1,108	2,188	5,800	63,292	3,320
Tier 2 Reduced Fee Units	28,635	88,863	208,281	479,211	40,848
Certain National Accounts—Tier 3 Reduced Fee Units	26,223	30,561	142,071	377,227	36,237
Certain National Accounts—Tier 4 Reduced Fee Units	7,087	7,609	18,832	78,010	4,951
Tier 3 Reduced Fee Units	136,689	139,098	961,305	1,958,257	109,326
Tier 4 Reduced Fee Units	53,363	86,465	265,101	712,007	57,187
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2021
	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Units Outstanding (continued):
Certain National Accounts—Tier 5 Reduced Fee Units	209	19,005	9,692	35,180	1,076
Tier 5 Reduced Fee Units	15,340	85,614	136,896	295,648	31,281
Standard Units(b)	31,465	59,081	120,551	450,736	23,775
Inactive and Voluntary Employee Contribution Units	8,640	8,008	60,589	250,999	8,775
Unit Value(c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$15.389	$15.968	$16.451	$61.578	$12.741
Tier 1 Reduced Fee Units (a)	$15.744	$16.230	$17.414	$65.188	$12.951
Certain National Accounts—Tier 2 Reduced Fee Units	$15.708	$16.210	$17.357	$64.974	$12.934
Tier 2 Reduced Fee Units	$15.688	$16.190	$17.335	$64.893	$12.918
Certain National Accounts—Tier 3 Reduced Fee Units	$15.688	$16.190	$17.335	$64.893	$12.918
Certain National Accounts—Tier 4 Reduced Fee Units	$15.654	$16.169	$17.250	$64.577	$12.902
Tier 3 Reduced Fee Units	$15.634	$16.149	$17.229	$64.496	$12.886
Tier 4 Reduced Fee Units	$15.552	$16.088	$17.039	$63.749	$12.837
Certain National Accounts—Tier 5 Reduced Fee Units	$15.401	$15.988	$16.420	$61.461	$12.757
Tier 5 Reduced Fee Units	$15.362	$15.948	$16.379	$61.307	$12.725
Standard Units(b)	$15.148	$15.788	$16.086	$60.212	$12.598
Inactive and Voluntary Employee Contribution Units	$14.990	$15.670	$15.872	$59.406	$12.503

(a)
Includes Certain National Accounts—Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts—Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$12,009,125	$2,014,932	$1,015,546	$80,515	$435,555	$525,323
Expenses (Note 3)	6,999,887	2,343,797	1,267,936	2,247,985	226,703	440,996
Net Investment Income (Loss)	5,009,238	(328,865)	(252,390)	(2,167,470)	208,852	84,327
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	29,243,320	5,697,078	3,395,360	9,948,286	2,848,190	1,370,009
Realized gain from distributions	42,333,184	26,116,464	11,742,893	46,912,721	4,935,652	5,432,445
Net realized gain (loss) on investments	71,576,504	31,813,542	15,138,253	56,861,007	7,783,842	6,802,454
Net change in unrealized appreciation (depreciation) on investments	164,676,427	31,231,908	27,899,211	(27,749,704)	(2,563,473)	10,680,666
Net Realized and Unrealized Gain (Loss) on Investments	236,252,931	63,045,450	43,037,464	29,111,303	5,220,369	17,483,120
Net Increase (Decrease) in Net Assets Resulting From Operations	$241,262,169	$62,716,585	$42,785,074	$26,943,833	$5,429,221	$17,567,447

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$5,321,619	$2,797,557	$483,339	$—	$1,224,771	$4,094,770
Expenses (Note 3)	3,391,673	1,424,211	178,920	334,888	620,877	1,457,731
Net Investment Income (Loss)	1,929,946	1,373,346	304,419	(334,888)	603,894	2,637,039
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	11,887,650	2,462,757	531,138	(79,479)	490,199	1,461,237
Realized gain from distributions	56,638,118	6,730,607	2,609,564	—	641,803	768,064
Net realized gain (loss) on investments	68,525,768	9,193,364	3,140,702	(79,479)	1,132,002	2,229,301
Net change in unrealized appreciation (depreciation) on investments	29,384,385	15,290,995	(736,589)	(5,181)	(4,287,635)	(12,185,789)
Net Realized and Unrealized Gain (Loss) on Investments	97,910,153	24,484,359	2,404,113	(84,660)	(3,155,633)	(9,956,488)
Net Increase (Decrease) in Net Assets Resulting From Operations	$99,840,099	$25,857,705	$2,708,532	$ (419,548)	$ (2,551,739)	$ (7,319,449)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021
 (CONTINUED)

	Mutual of America Investment Corporation
	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$1,569,892	$1,453,515	$6,407,815	$11,602,424	$11,854,171	$10,875,463
Expenses (Note 3)	700,778	629,112	2,326,601	3,937,192	3,823,411	3,260,786
Net Investment Income (Loss)	869,114	824,403	4,081,214	7,665,232	8,030,760	7,614,677
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	1,311,779	349,832	6,321,594	6,308,915	4,994,464	4,771,048
Realized gain from distributions	3,452,892	10,500,813	19,873,027	32,845,093	32,092,254	24,619,093
Net realized gain (loss) on investments	4,764,671	10,850,645	26,194,621	39,154,008	37,086,718	29,390,141
Net change in unrealized appreciation (depreciation) on investments	237,023	(4,383,693)	4,976,696	26,179,323	46,005,581	52,060,532
Net Realized and Unrealized
Gain (Loss) on Investments	5,001,694	6,466,952	31,171,317	65,333,331	83,092,299	81,450,673
Net Increase (Decrease) in Net Assets Resulting From Operations	$5,870,808	$7,291,355	$35,252,531	$72,998,563	$91,123,059	$89,065,350

	Mutual of America Investment Corporation
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$9,312,608	$10,072,671	$7,546,903	$3,227,701	$1,254,791	$140,295
Expenses (Note 3)	2,852,092	3,108,223	2,153,094	927,239	342,220	30,788
Net Investment Income (Loss)	6,460,516	6,964,448	5,393,809	2,300,462	912,571	109,507
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	3,814,826	3,752,526	2,054,659	696,480	144,951	56,002
Realized gain from distributions investments	26,264,394	31,615,531	18,226,850	6,842,482	2,873,197	283,069
Net realized gain (Ioss) on investments	30,079,220	35,368,057	20,281,509	7,538,962	3,018,148	339,071
Net change in unrealized appreciation (depreciation) on investments	47,297,337	51,621,325	42,304,928	18,676,205	6,228,389	296,982
Net Realized and Unrealized Gain (Loss) on Investments	77,376,557	86,989,382	62,586,437	26,215,167	9,246,537	636,053
Net Increase (Decrease) in Net Assets Resulting From Operations	$83,837,073	$93,953,830	$67,980,246	$28,515,629	$10,159,108	$745,560
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021
 (CONTINUED)

	Mutual of America Investment Corporation			Mutual of America Variable Insurance Portfolios
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$2,028,861	$5,862,401	$5,091,281	$866,325	$139,299	$83,177
Expenses (Note 3)	863,574	2,209,960	1,758,567	610,808	140,373	83,896
Net Investment Income (Loss)	1,165,287	3,652,441	3,332,714	255,517	(1,074)	(719)
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	1,250,677	4,584,496	3,879,666	2,434,021	421,066	1,253,318
Realized gain from distributions	6,080,518	21,100,680	23,522,273	—	—	—
Net realized gain (loss) on investments	7,331,195	25,685,176	27,401,939	2,434,021	421,066	1,253,318
Net change in unrealized appreciation (depreciation) on investments	668,777	13,517,042	11,858,024	13,479,777	3,128,820	269,832
Net Realized and Unrealized Gain (Loss) on Investments	7,999,972	39,202,218	39,259,963	15,913,798	3,549,886	1,523,150
Net Increase (Decrease) in Net Assets Resulting From Operations	$9,165,259	$42,854,659	$42,592,677	$16,169,315	$3,548,812	$1,522,431

	Mutual of America Variable Insurance Portfolios
	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$9,709	$36,530	$26,495	$396,477	$10,826	$—
Expenses (Note 3)	112,944	28,654	24,762	347,879	6,505	7,321
Net Investment Income (Loss)	(103,235)	7,876	1,733	48,598	4,321	(7,321)
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	1,129,505	314,593	219,916	1,060,706	30,992	(299)
Realized gain from distributions	—	438,165	—	—	—	—
Net realized gain (loss) on investments	1,129,505	752,758	219,916	1,060,706	30,992	(299)
Net change in unrealized appreciation (depreciation) on investments	13,194	(331,026)	440,226	6,490,566	31,530	(1,070)
Net Realized and Unrealized Gain (Loss) on Investments	1,142,699	421,732	660,142	7,551,272	62,522	(1,369)
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,039,464	$429,608	$661,875	$7,599,870	$66,843	$ (8,690)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021
 (CONTINUED)

	Mutual of America Variable Insurance Portfolios
	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$31,973	$107,156	$—	$—	$—	$—
Expenses (Note 3)	29,308	65,494	37,932	57,127	146,942	211,823
Net Investment Income (Loss)	2,665	41,662	(37,932)	(57,127)	(146,942)	(211,823)
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	19,581	39,295	25,871	70,490	348,484	229,820
Realized gain from distributions	35,905	1,173	18,819	—	—	—
Net realized gain (loss) on investments	55,486	40,468	44,690	70,490	348,484	229,820
Net change in unrealized appreciation (depreciation) on investments	(146,215)	(343,118)	186,357	376,303	1,136,907	2,413,282
Net Realized and Unrealized Gain (Loss) on Investments	(90,729)	(302,650)	231,047	446,793	1,485,391	2,643,102
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (88,064)	$ (260,988)	$193,115	$389,666	$1,338,449	$2,431,279

	Mutual of America Variable Insurance Portfolios
	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$—	$—	$—	$—	$—	$—
Expenses (Note 3)	126,373	66,012	62,524	31,549	32,071	6,705
Net Investment Income (Loss)	(126,373)	(66,012)	(62,524)	(31,549)	(32,071)	(6,705)
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	87,977	135,641	59,672	26,792	131,455	5,630
Realized gain from distributions	—	15	—	—	2,174	—
Net realized gain (loss) on investments	87,977	135,656	59,672	26,792	133,629	5,630
Net change in unrealized appreciation (depreciation) on investments	1,867,499	989,855	1,078,127	580,771	484,935	115,292
Net Realized and Unrealized Gain (Loss) on Investments	1,955,476	1,125,511	1,137,799	607,563	618,564	120,922
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,829,103	$1,059,499	$1,075,275	$576,014	$586,493	$114,217
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021
 (CONTINUED)

	Mutual of America Variable Insurance Portfolios				Fidelity
	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$25	$—	$—	$—	$5,286,299	$2,410,028
Expenses (Note 3)	3,871	88,232	201,615	41,001	1,748,415	861,038
Net Investment Income (Loss)	(3,846)	(88,232)	(201,615)	(41,001)	3,537,884	1,548,990
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	9,358	343,298	1,294,254	176,530	4,527,016	1,970,041
Realized gain from distributions	—	38,173	—	—	30,847,915	824,535
Net realized gain (loss) on investments	9,358	381,471	1,294,254	176,530	35,374,931	2,794,576
Net change in unrealized appreciation (depreciation) on investments	60,659	382,045	1,825,275	573,709	20,253,439	8,810,124
Net Realized and Unrealized Gain (Loss) on Investments	70,017	763,516	3,119,529	750,239	55,628,370	11,604,700
Net Increase (Decrease) in Net Assets Resulting From Operations	$66,171	$675,284	$2,917,914	$709,238	$59,166,254	$13,153,690

	Fidelity		Vanguard
	VIP Contrafund Portfolio	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$569,654	$1,232,624	$2,462,151	$1,379,405	$1,111,793	$1,316,000
Expenses (Note 3)	5,870,316	1,120,319	1,569,122	3,367,727	388,992	413,480
Net Investment Income (Loss)	(5,300,662)	112,305	893,029	(1,988,322)	722,801	902,520
Net Realized and Unrealized					.
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	35,718,570	3,875,662	643,158	19,320,601	256,175	419,525
Realized gain from distributions	114,682,125	31,920,802	3,385,990	34,684,106	1,471,122	527,718
Net realized gain (loss) on investments	150,400,695	35,796,464	4,029,148	54,004,707	1,727,297	947,243
Net change in unrealized appreciation (depreciation) on investments	73,790,537	7,400,956	53,378,231	(61,730,084)	17,710,595	(3,419,816)
Net Realized and Unrealized Gain (Loss) on Investments	224,191,232	43,197,420	57,407,379	(7,725,377)	19,437,892	(2,472,573)
Net Increase (Decrease) in Net Assets Resulting From Operations	$218,890,570	$43,309,725	$58,300,408	$ (9,713,699)	$20,160,693	$ (1,570,053)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021
 (CONTINUED)

	Goldman Sachs		American Century	American Funds	Calvert	Delaware	DWS
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	VIP Small Cap Value Series	Capital Growth VIP
Investment Income and Expenses:
Dividend Income (Note 1)	$49,277	$66,593	$—	$214,817	$1,935,379	$126,476	$1,195,260
Expenses (Note 3)	60,706	38,155	3,166,523	124,270	1,215,360	113,578	4,545,428
Net Investment Income (Loss)	(11,429)	28,438	(3,166,523)	90,547	720,019	12,898	(3,350,168)
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	578,243	268,507	14,825,546	477,294	3,205,161	1,167,414	31,265,926
Realized gain from distributions	2,324,534	1,919,367	50,994,882	610,838	4,994,720	—	29,944,608
Net realized gain (loss) on investments	2,902,777	2,187,874	65,820,428	1,088,132	8,199,881	1,167,414	61,210,534
Net change in unrealized appreciation (depreciation) on investments	(2,016,440)	(1,017,953)	(19,458,249)	(402,195)	12,771,834	898,060	52,742,968
Net Realized and Unrealized Gain (Loss) on Investments	886,337	1,169,921	46,362,179	685,937	20,971,715	2,065,474	113,953,502
Net Increase (Decrease) in Net Assets Resulting From Operations	$874,908	$1,198,359	$43,195,656	$776,484	$21,691,734	$2,078,372	$110,603,334

	Invesco	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	V.I. Main Street Fund	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investment Income and Expenses:
Dividend Income (Note 1)	$483,823	$65,522	$38,304	$2,043,610	$—	$—
Expenses (Note 3)	435,768	29,890	59,229	212,697	1,780,219	47,407
Net Investment Income (Loss)	48,055	35,632	(20,925)	1,830,913	(1,780,219)	(47,407)
Net Realized and Unrealized
Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	1,278,467	470,104	145,995	379,500	25,496,148	144,704
Realized gain from distributions	3,944,128	55,508	195,864	—	48,352,530	511,791
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021
 (CONTINUED)
	Invesco	MFS	Neuberger Berman Advisers Management Trust	PIMCO	T. Rowe Price	Victory
	V.I. Main Street Fund	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Net realized gain (loss) on investments	5,222,595	525,612	341,859	379,500	73,848,678	656,495
Net change in unrealized appreciation (depreciation) on investments	10,541,053	797,006	1,239,895	(200,320)	(4,237,302)	(1,617,782)
Net Realized and Unrealized Gain (Loss) on Investments	15,763,648	1,322,618	1,581,754	179,180	69,611,376	(961,287)
Net Increase (Decrease) in Net Assets Resulting From Operations	$15,811,703	$1,358,250	$1,560,829	$2,010,093	$67,831,157	$ (1,008,694)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,009,238	$21,150,253	$(328,865)	$4,018,220	$(252,390)	$3,135,449
Net realized gain (loss) on investments	71,576,504	118,382,749	31,813,542	33,772,646	15,138,253	4,318,520
Net change in unrealized appreciation (depreciation) on investments	164,676,427	(10,262,474)	31,231,908	(4,415,706)	27,899,211	(17,585,772)
Net Increase (Decrease) in net assets resulting from operations	241,262,169	129,270,528	62,716,585	33,375,160	42,785,074	(10,131,803)
From Unit Transactions:
Contributions	60,903,618	58,144,392	7,920,432	7,217,848	7,483,308	7,398,944
Withdrawals	(78,741,027)	(72,840,052)	(22,301,567)	(18,611,332)	(13,732,756)	(11,007,387)
Net transfers	6,284,877	(90,670,166)	(3,583,485)	(26,409,882)	10,631,707	(14,696,247)
Contract fees (Note 3)	(103,063)	(94,451)	(53,848)	(51,229)	(13,379)	(12,101)
Net Increase (Decrease) from unit transactions	(11,655,595)	(105,460,277)	(18,018,468)	(37,854,595)	4,368,880	(18,316,791)
Net Increase (Decrease) in Net Assets	229,606,574	23,810,251	44,698,117	(4,479,435)	47,153,954	(28,448,594)
Net Assets:
Beginning of Year	880,007,276	856,197,025	248,456,557	252,935,992	136,166,974	164,615,568
End of Year	$1,109,613,850	$880,007,276	$293,154,674	$248,456,557	$183,320,928	$136,166,974
Changes in Units:
Units outstanding, beginning of year	82,173,499	94,206,600	9,129,615	10,781,400	56,108,117	64,747,522
Units issued	20,159,909	24,455,667	1,258,121	1,456,830	18,789,211	13,019,077
Units redeemed	(21,352,746)	(36,488,768)	(1,841,429)	(3,108,615)	(17,466,293)	(21,658,482)
Net increase (decrease)	(1,192,837)	(12,033,101)	(583,308)	(1,651,785)	1,322,918	(8,639,405)
Units outstanding, end of year	80,980,662	82,173,499	8,546,307	9,129,615	57,431,035	56,108,117
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,167,470)	$(759,783)	$208,852	$26,512	$84,327	$1,743,492
Net realized gain (loss) on investments	56,861,007	48,513,071	7,783,842	(150,306)	6,802,454	2,027,861
Net change in unrealized appreciation (depreciation) on investments	(27,749,704)	36,868,628	(2,563,473)	1,859,802	10,680,666	(3,337,839)
Net Increase (Decrease) in net assets resulting from operations	26,943,833	84,621,916	5,429,221	1,736,008	17,567,447	433,514
From Unit Transactions:
Contributions	12,194,046	12,052,718	4,858,269	2,791,327	6,912,827	4,315,858
Withdrawals	(23,475,120)	(20,958,221)	(2,738,036)	(635,910)	(4,928,096)	(4,800,575)
Net transfers	(4,919,398)	(16,437,562)	14,101,463	(65,526)	8,947,345	(6,940,525)
Contract fees (Note 3)	(5,529)	(4,697)	(262)	(68)	(2,380)	(2,357)
Net Increase (Decrease) from unit transactions	(16,206,001)	(25,347,762)	16,221,434	2,089,823	10,929,696	(7,427,599)
Net Increase (Decrease) in Net Assets	10,737,832	59,274,154	21,650,655	3,825,831	28,497,143	(6,994,085)
Net Assets:
Beginning of Year	287,606,893	228,332,739	16,106,982	12,281,151	49,902,787	56,896,872
End of Year	$298,344,725	$287,606,893	$37,757,637	$16,106,982	$78,399,930	$49,902,787
Changes in Units:
Units outstanding, beginning of year	71,258,155	80,632,052	1,448,957	1,214,705	19,377,680	22,624,885
Units issued	16,016,746	17,336,180	2,877,654	837,884	10,564,726	6,029,849
Units redeemed	(19,907,768)	(26,710,077)	(1,625,681)	(603,632)	(7,118,051)	(9,277,054)
Net increase (decrease)	(3,891,022)	(9,373,897)	1,251,973	234,252	3,446,675	(3,247,205)
Units outstanding, end of year	67,367,133	71,258,155	2,700,930	1,448,957	22,824,355	19,377,680
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund		Composite Fund		International Fund
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,929,946	$7,757,274	$1,373,346	$5,102,111	$304,419	$978,287
Net realized gain (loss) on investments	68,525,768	43,751,157	9,193,364	9,543,010	3,140,702	474,152
Net change in unrealized appreciation (depreciation) on investments	29,384,385	(9,653,223)	15,290,995	1,530,834	(736,589)	487,855
Net Increase (Decrease) in net assets resulting from operations	99,840,099	41,855,208	25,857,705	16,175,955	2,708,532	1,940,294
From Unit Transactions:
Contributions	21,658,767	22,699,241	9,221,662	7,942,726	3,348,462	3,241,114
Withdrawals	(38,601,303)	(33,226,861)	(15,701,495)	(12,304,014)	(3,041,379)	(2,597,729)
Net transfers	(3,909,857)	(73,352,925)	2,343,493	(15,199,852)	(161,401)	(2,363,695)
Contract fees (Note 3)	(39,145)	(36,706)	(56,645)	(51,942)	(874)	(882)
Net Increase (Decrease) from unit transactions	(20,891,538)	(83,917,251)	(4,192,985)	(19,613,082)	144,808	(1,721,192)
Net Increase (Decrease) in Net Assets	78,948,561	(42,062,043)	21,664,720	(3,437,127)	2,853,340	219,102
Net Assets:
Beginning of Year	427,195,678	469,257,721	167,135,831	170,572,958	28,157,562	27,938,460
End of Year	$506,144,239	$427,195,678	$188,800,551	$167,135,831	$31,010,902	$28,157,562
Changes in Units:
Units outstanding, beginning of year	68,874,161	85,582,520	12,204,990	13,848,022	23,185,115	24,773,524
Units issued	14,574,434	16,214,864	2,409,544	2,304,556	8,029,934	6,776,188
Units redeemed	(17,650,684)	(32,923,223)	(2,717,369)	(3,947,588)	(7,997,924)	(8,364,597)
Net increase (decrease)	(3,076,250)	(16,708,359)	(307,825)	(1,643,032)	32,010	(1,588,409)
Units outstanding, end of year	65,797,911	68,874,161	11,897,165	12,204,990	23,217,125	23,185,115
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(334,888)	$1,873,039	$603,894	$2,778,284	$2,637,039	$9,305,862
Net realized gain (loss) on investments	(79,479)	385,484	1,132,002	1,002,888	2,229,301	2,810,370
Net change in unrealized appreciation (depreciation) on investments	(5,181)	(2,500,426)	(4,287,635)	366,598	(12,185,789)	687,189
Net Increase (Decrease) in net assets resulting from operations	(419,548)	(241,903)	(2,551,739)	4,147,770	(7,319,449)	12,803,421
From Unit Transactions:
Contributions	4,856,454	7,280,000	5,839,016	8,347,789	13,602,912	17,913,357
Withdrawals	(8,839,229)	(9,696,846)	(8,985,795)	(11,653,153)	(21,384,532)	(26,630,420)
Net transfers	(80,071)	9,068,665	(2,721,709)	81,907	(15,934,975)	12,051,000
Contract fees (Note 3)	(63,375)	(61,525)	(50,898)	(49,409)	(83,597)	(83,162)
Net Increase (Decrease) from unit transactions	(4,126,221)	6,590,294	(5,919,386)	(3,272,866)	(23,800,192)	3,250,775
Net Increase (Decrease) in Net Assets	(4,545,769)	6,348,391	(8,471,125)	874,904	(31,119,641)	16,054,196
Net Assets:
Beginning of Year	53,076,055	46,727,664	98,633,489	97,758,585	241,942,240	225,888,044
End of Year	$48,530,286	$53,076,055	$90,162,364	$98,633,489	$210,822,599	$241,942,240
Changes in Units:
Units outstanding, beginning of year	21,296,545	18,746,998	35,578,526	36,867,668	32,024,828	31,672,037
Units issued	9,504,383	15,928,979	8,493,963	12,597,846	7,358,523	12,409,889
Units redeemed	(11,149,121)	(13,379,432)	(10,737,379)	(13,886,988)	(10,659,906)	(12,057,098)
Net increase (decrease)	(1,644,738)	2,549,547	(2,243,416)	(1,289,142)	(3,301,383)	352,791
Units outstanding, end of year	19,651,807	21,296,545	33,335,110	35,578,526	28,723,445	32,024,828
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$869,114	$4,653,970	$824,403	$4,941,570	$4,081,214	$19,034,450
Net realized gain (loss) on investments	4,764,671	3,340,107	10,850,645	7,657,165	26,194,621	36,278,175
Net change in unrealized appreciation (depreciation) on investments	237,023	(1,819,916)	(4,383,693)	(6,312,355)	4,976,696	(25,881,311)
Net Increase (Decrease) in net assets resulting from operations	5,870,808	6,174,161	7,291,355	6,286,380	35,252,531	29,431,314
From Unit Transactions:
Contributions	21,101,525	22,166,802	4,618,716	7,335,855	32,014,565	36,627,074
Withdrawals	(17,153,938)	(13,037,960)	(10,262,041)	(11,135,508)	(56,138,450)	(44,996,231)
Net transfers	(1,460,747)	19,064,849(a)	(1,318,070)	(8,659,590)	(1,103,338)	(31,999,984)
Contract fees (Note 3)	(52,181)	(38,051)	(18,439)	(17,007)	(75,450)	(67,927)
Net Increase (Decrease) from unit transactions	2,434,659	28,155,640	(6,979,834)	(12,476,250)	(25,302,673)	(40,437,068)
Net Increase (Decrease) in Net Assets	8,305,467	34,329,801	311,521	(6,189,870)	9,949,858	(11,005,754)
Net Assets:
Beginning of Year	113,625,455	79,295,654	100,204,726	106,394,596	392,629,251	403,635,005
End of Year	$121,930,922	$113,625,455	$100,516,247	$100,204,726	$402,579,109	$392,629,251
Changes in Units:
Units outstanding, beginning of year	61,936,318	46,261,142	52,622,474	59,994,411	195,875,367	219,242,509
Units issued	25,046,468	36,246,631(a)	10,311,935	13,929,239	48,282,376	51,589,318
Units redeemed	(23,922,454)	(20,571,455)	(13,740,950)	(21,301,176)	(60,498,168)	(74,956,460)
Net increase (decrease)	1,124,014	15,675,176	(3,429,015)	(7,371,937)	(12,215,792)	(23,367,142)
Units outstanding, end of year	63,060,332	61,936,318	49,193,459	52,622,474	183,659,575	195,875,367

(a)
Includes transfers from the Subaccount previously invested in the Mutual of America 2010 Retimement Fund on August 3, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$7,665,232	$28,209,920	$8,030,760	$25,380,592	$7,614,677	$20,365,012
Net realized gain (loss) on investments	39,154,008	51,184,259	37,086,718	48,952,394	29,390,141	42,108,127
Net change in unrealized appreciation (depreciation) on investments	26,179,323	(24,492,819)	46,005,581	(13,618,634)	52,060,532	(7,980,606)
Net Increase (Decrease) in net assets resulting from operations	72,998,563	54,901,360	91,123,059	60,714,352	89,065,350	54,492,533
From Unit Transactions:
Contributions	78,942,635	83,617,418	81,613,698	83,156,963	82,662,855	72,834,531
Withdrawals	(65,923,722)	(54,948,421)	(52,862,969)	(43,044,999)	(42,887,437)	(38,533,995)
Net transfers	7,712,177	(37,306,290)	8,690,240	(24,568,988)	4,890,752	(14,446,637)
Contract fees (Note 3)	(136,700)	(110,945)	(156,068)	(121,916)	(161,233)	(124,287)
Net Increase (Decrease) from unit transactions	20,594,390	(8,748,238)	37,284,901	15,421,060	44,504,937	19,729,612
Net Increase (Decrease) in Net Assets	93,592,953	46,153,122	128,407,960	76,135,412	133,570,287	74,222,145
Net Assets:
Beginning of Year	636,091,826	589,938,704	607,414,852	531,279,440	502,034,878	427,812,733
End of Year	$729,684,779	$636,091,826	$735,822,812	$607,414,852	$635,605,165	$502,034,878
Changes in Units:
Units outstanding, beginning of year	295,246,068	300,992,574	264,360,406	257,374,136	213,558,823	204,195,877
Units issued	91,898,855	98,581,169	87,262,910	92,890,439	78,677,605	78,201,772
Units redeemed	(83,660,002)	(104,327,675)	(72,999,933)	(85,904,169)	(62,129,413)	(68,838,826)
Net increase (decrease)	8,238,853	(5,746,506)	14,262,977	6,986,270	16,548,192	9,362,946
Units outstanding, end of year	303,484,921	295,246,068	278,623,383	264,360,406	230,107,015	213,558,823
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6,460,516	$16,525,063	$6,964,448	$17,707,287	$5,393,809	$12,061,123
Net realized gain (loss) on investments	30,079,220	35,410,466	35,368,057	36,767,747	20,281,509	17,896,497
Net change in unrealized appreciation (depreciation) on investments	47,297,337	(2,674,910)	51,621,325	(1,450,253)	42,304,928	8,902,657
Net Increase (Decrease) in net assets resulting from operations	83,837,073	49,260,619	93,953,830	53,024,781	67,980,246	38,860,277
From Unit Transactions:
Contributions	66,110,317	65,218,592	74,262,758	64,929,237	68,078,942	63,342,811
Withdrawals	(36,279,380)	(33,320,160)	(41,676,568)	(37,924,754)	(31,925,891)	(30,620,955)
Net transfers	1,746,616	(11,489,310)	(2,018,500)	(7,351,930)	(2,229,970)	(6,078,068)
Contract fees (Note 3)	(159,724)	(123,947)	(215,551)	(175,089)	(236,290)	(185,434)
Net Increase (Decrease) from unit transactions	31,417,829	20,285,175	30,352,139	19,477,464	33,686,791	26,458,354
Net Increase (Decrease) in Net Assets	115,254,902	69,545,794	124,305,969	72,502,245	101,667,037	65,318,631
Net Assets:
Beginning of Year	424,504,548	354,958,754	461,918,685	389,416,440	324,700,058	259,381,427
End of Year	$539,759,450	$424,504,548	$586,224,654	$461,918,685	$426,367,095	$324,700,058
Changes in Units:
Units outstanding, beginning of year	179,744,970	169,814,074	197,496,576	187,711,593	144,806,414	130,578,600
Units issued	61,985,278	71,197,346	66,111,540	71,551,098	60,518,366	63,739,394
Units redeemed	(50,614,148)	(61,266,450)	(55,069,713)	(61,766,115)	(47,489,768)	(49,511,580)
Net increase (decrease)	11,371,130	9,930,896	11,041,827	9,784,983	13,028,598	14,227,814
Units outstanding, end of year	191,116,100	179,744,970	208,538,403	197,496,576	157,835,012	144,806,414
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund
	2021	2020	2021	2020	2021	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,300,462	$4,238,609	$912,571	$1,177,720	$109,507	$20,864
Net realized gain (loss) on investments	7,538,962	4,948,364	3,018,148	1,184,134	339,071	14,369
Net change in unrealized appreciation (depreciation) on investments	18,676,205	7,703,143	6,228,389	3,707,262	296,982	64,395
Net Increase (Decrease) in net assets resulting from operations	28,515,629	16,890,116	10,159,108	6,069,116	745,560	99,628
From Unit Transactions:
Contributions	48,407,972	42,401,734	28,787,944	22,020,359	5,156,493	715,326
Withdrawals	(15,827,237)	(12,028,809)	(6,790,814)	(3,441,434)	(644,259)	(9,232)
Net transfers	(104,481)	(1,887,680)	1,336,896	84,303	2,879,521	323,052
Contract fees (Note 3)	(182,429)	(128,958)	(109,752)	(53,986)	(7,927)	(237)
Net Increase (Decrease) from unit transactions	32,293,825	28,356,287	23,224,274	18,609,242	7,383,828	1,028,909
Net Increase (Decrease) in Net Assets	60,809,454	45,246,403	33,383,382	24,678,358	8,129,388	1,128,537
Net Assets:
Beginning of Year/Period	128,175,000	82,928,597	41,077,297	16,398,939	1,128,537	—
End of Year/Period	$188,984,454	$128,175,000	$74,460,679	$41,077,297	$9,257,925	$1,128,537
Changes in Units:
Units outstanding, beginning of year/period	83,004,416	60,857,035	3,283,252	1,487,011	95,766	—
Units issued	48,495,685	47,750,178	2,955,501	2,814,253	686,293	102,485
Units redeemed	(30,011,543)	(25,602,797)	(1,321,476)	(1,018,012)	(132,863)	(6,719)
Net increase (decrease)	18,484,142	22,147,381	1,634,025	1,796,241	553,430	95,766
Units outstanding, end of year/period	101,488,558	83,004,416	4,917,277	3,283,252	649,196	95,766

†
For the period from August 3, 2020 (initial offering date of units) to December 31, 2020.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,165,287	$6,330,068	$3,652,441	$15,230,740	$3,332,714	$10,673,750
Net realized gain (loss) on investments	7,331,195	6,172,606	25,685,176	29,860,699	27,401,939	28,102,937
Net change in unrealized appreciation (depreciation) on investments	668,777	(2,144,388)	13,517,042	(14,672,991)	11,858,024	(10,675,527)
Net Increase (Decrease) in net assets resulting from operations	9,165,259	10,358,286	42,854,659	30,418,448	42,592,677	28,101,160
From Unit Transactions:
Contributions	12,077,416	12,302,347	26,466,779	27,694,414	21,085,099	19,145,228
Withdrawals	(13,520,679)	(13,657,227)	(31,325,485)	(29,800,232)	(20,481,510)	(19,031,651)
Net transfers	(453,844)	(5,560,488)	(2,247,156)	(25,021,765)	(4,829,159)	(16,420,851)
Contract fees (Note 3)	(26,732)	(25,721)	(53,990)	(51,083)	(38,314)	(34,970)
Net Increase (Decrease) from unit transactions	(1,923,839)	(6,941,089)	(7,159,852)	(27,178,666)	(4,263,884)	(16,342,244)
Net Increase (Decrease) in Net Assets	7,241,420	3,417,197	35,694,807	3,239,782	38,328,793	11,758,916
Net Assets:
Beginning of Year	130,507,859	127,090,662	319,873,465	316,633,683	246,552,092	234,793,176
End of Year	$137,749,279	$130,507,859	$355,568,272	$319,873,465	$284,880,885	$246,552,092
Changes in Units:
Units outstanding, beginning of year	54,752,764	58,227,774	99,022,795	109,083,305	62,481,948	67,360,821
Units issued	15,715,368	18,503,982	23,362,254	27,993,739	15,760,156	16,692,493
Units redeemed	(16,629,276)	(21,978,992)	(25,608,250)	(38,054,249)	(16,927,102)	(21,571,366)
Net increase (decrease)	(913,908)	(3,475,010)	(2,245,996)	(10,060,510)	(1,166,946)	(4,878,873)
Units outstanding, end of year	53,838,856	54,752,764	96,776,799	99,022,795	61,315,002	62,481,948
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Equity Index Portfolio		All America Portfolio		Small Cap Cap Value Portfolio
	2021	2020†	2021	2020†	2021	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$255,517	$(440,441)	$(1,074)	$(101,436)	$(719)	$(37,608)
Net realized gain (loss) on investments	2,434,021	(634,408)	421,066	(206,629)	1,253,318	(224,929)
Net change in unrealized appreciation (depreciation) on investments	13,479,777	8,530,220	3,128,820	1,878,050	269,832	(62,423)
Net Increase (Decrease) in net assets resulting from operations	16,169,315	7,455,371	3,548,812	1,569,985	1,522,431	(324,960)
From Unit Transactions:
Contributions	4,100,882	1,642,426	877,556	554,616	607,935	165,828
Withdrawals	(2,862,189)	(3,557,812)	(818,058)	(331,552)	(611,762)	(373,361)
Net transfers	(964,586)	54,963,849(a)	(543,206)	11,976,210(a)	2,027,025	5,602,137(a)
Contract fees (Note 3)	(2,895)	(2,938)	(1,841)	(1,909)	(467)	(413)
Net Increase (Decrease) from unit transactions	271,212	53,045,525	(485,549)	12,197,365	2,022,731	5,394,191
Net Increase (Decrease) in Net Assets	16,440,527	60,500,896	3,063,263	13,767,350	3,545,162	5,069,231
Net Assets:
Beginning of Year/Period	60,500,896	—	13,767,350	—	5,069,231	—
End of Year/Period	$76,941,423	$60,500,896	$16,830,613	$13,767,350	$8,614,393	$5,069,231
Changes in Units:
Units outstanding, beginning of year/period	5,894,937	—	522,164	—	2,171,275	—
Units issued	1,078,848	7,652,507(a)	43,558	626,589(a)	3,462,653	2,655,976(a)
Units redeemed	(1,089,139)	(1,757,570)	(59,102)	(104,425)	(2,810,437)	(484,701)
Net increase (decrease)	(10,291)	5,894,937	(15,544)	522,164	652,216	2,171,275
Units outstanding, end of year/period	5,884,646	5,894,937	506,620	522,164	2,823,491	2,171,275

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
(a)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Small Cap Growth Portfolio		Small Cap Equity Index Portfolio		Mid CapValue Portfolio
	2021	2020†	2021	2020†	2021	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(103,235)	$(69,444)	$7,876	$7,344	$1,733	$(13,963)
Net realized gain (loss) on investments	1,129,505	(214,985)	752,758	147,290	219,916	(69,549)
Net change in unrealized appreciation (depreciation) on investments	13,194	3,142,625	(331,026)	50,296	440,226	81,450
Net Increase (Decrease) in net assets resulting from operations	1,039,464	2,858,196	429,608	204,930	661,875	(2,062)
From Unit Transactions:
Contributions	651,042	275,312	322,326	69,397	253,440	104,898
Withdrawals	(606,226)	(435,638)	(59,983)	(76,027)	(43,129)	(83,235)
Net transfers	(981,977)	9,102,931(a)	1,593,677	745,711(a)	1,253,692	1,780,011(a)
Contract fees (Note 3)	(54)	(36)	(10)	(14)	(68)	(48)
Net Increase (Decrease) from unit transactions	(937,215)	8,942,569	1,856,010	739,067	1,463,935	1,801,626
Net Increase (Decrease) in Net Assets	102,249	11,800,765	2,285,618	943,997	2,125,810	1,799,564
Net Assets:
Beginning of Year/Period	11,800,765	-	943,997	-	1,799,564	-
End of Year/Period	$11,903,014	$11,800,765	$3,229,615	$943,997	$3,925,374	$1,799,564
Changes in Units:
Units outstanding, beginning of year/period	3,053,933	-	85,169	-	733,690	-
Units issued	702,758	3,711,900(a)	349,086	195,208(a)	877,400	944,862(a)
Units redeemed	(937,761)	(657,967)	(201,964)	(110,039)	(405,117)	(211,172)
Net increase (decrease)	(235,003)	3,053,933	147,122	85,169	472,283	733,690
Units outstanding, end of year/period	2,818,930	3,053,933	232,291	85,169	1,205,973	733,690

(a)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Mid-Cap Equity Index Portfolio		International Portfolio		Money Market Portfolio
	2021	2020†	2021	2020†	2021	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$48,598	$(233,178)	$4,321	$(5,544)	$(7,321)	$(4,481)
Net realized gain (loss) on investments	1,060,706	(2,344,069)	30,992	(2,850)	(299)	1,311
Net change in unrealized appreciation (depreciation) on investments	6,490,566	4,169,324	31,530	60,250	(1,070)	(1,190)
Net Increase (Decrease) in net assets resulting from operations	7,599,870	1,592,077	66,843	51,856	(8,690)	(4,360)
From Unit Transactions:
Contributions	1,206,048	1,138,570	150,454	78,389	129,374	72,463
Withdrawals	(1,158,079)	(3,396,835)	(87,156)	(61,881)	(11,969)	(127,005)
Net transfers	311,974	33,620,718(a)	(127,936)	704,197(a)	33,848	777,873(a)
Contract fees (Note 3)	(916)	(988)	(25)	(17)	(498)	(562)
Net Increase (Decrease) from unit transactions	359,027	31,361,465	(64,663)	720,688	150,755	722,769
Net Increase (Decrease) in Net Assets	7,958,897	32,953,542	2,180	772,544	142,065	718,409
Net Assets:
Beginning of Year/Period	32,953,542	—	772,544	—	718,409	-
End of Year/Period	$40,912,439	$32,953,542	$774,724	$772,544	$860,474	$718,409
Changes in Units:
Units outstanding, beginning of year/period	5,575,557	—	667,787	—	303,383	—
Units issued	882,245	7,689,550(a)	156,343	870,100(a)	117,219	550,543(a)
Units redeemed	(850,077)	(2,113,993)	(212,778)	(202,313)	(53,347)	(247,160)
Net increase (decrease)	32,168	5,575,557	(56,435)	667,787	63,872	303,383
Units outstanding, end of year/period	5,607,725	5,575,557	611,352	667,787	367,255	303,383

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
(a)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	Mid-Term Bond Portfolio		Bond Portfolio		Retirement Income Portfolio
	2021	2020†	2021	2020†	2021	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,665	$(29,138)	$41,662	$(67,696)	$(37,932)	$(18,924)
Net realized gain (loss) on investments	55,486	16,906	40,468	54,453	44,690	14,841
Net change in unrealized appreciation (depreciation) on investments	(146,215)	126,708	(343,118)	311,864	186,357	157,455
Net Increase (Decrease) in net assets resulting from operations	(88,064)	114,476	(260,988)	298,621	193,115	153,372
From Unit Transactions:
Contributions	241,081	261,385	462,526	507,119	1,630,626	344,786
Withdrawals	(190,280)	(87,036)	(267,740)	(659,575)	(36,162)	(20,104)
Net transfers	(408,903)	3,283,593(a)	(1,160,604)	7,964,868(a)	504,104	2,573,129(a)(b)
Contract fees (Note 3)	(834)	(862)	(1,439)	(1,592)	(154)	(159)
Net Increase (Decrease) from unit transactions	(358,936)	3,457,080	(967,257)	7,810,820	2,098,414	2,897,652
Net Increase (Decrease) in Net Assets	(447,000)	3,571,556	(1,228,245)	8,109,441	2,291,529	3,051,024
Net Assets:
Beginning of Year/Period	3,571,556	-	8,109,441	-	3,051,024	-
End of Year/Period	$3,124,556	$3,571,556	$6,881,196	$8,109,441	$5,342,553	$3,051,024
Changes in Units:
Units outstanding, beginning of year/period	1,352,885	—	1,130,213	—	1,738,142	-
Units issued	106,079	1,557,733(a)	93,816	1,359,831(a)	1,386,764	2,141,526(a)(b)
Units redeemed	(243,542)	(204,848)	(231,324)	(229,618)	(228,923)	(403,384)
Net increase (decrease)	(137,463)	1,352,885	(137,508)	1,130,213	1,157,841	1,738,142
Units outstanding, end of year/period	1,215,422	1,352,885	992,705	1,130,213	2,895,983	1,738,142

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020
(a)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
(b)
Includes transfers from the Subaccount previously invested in the Mutual of America 2010 Retimement Fund on August 3, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio
	2021	2020†	2021	2020†	2021	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(57,127)	$(47,659)	$(146,942)	$(132,909)	$(211,823)	$(165,531)
Net realized gain (loss) on investments	70,490	2,334	348,484	(90,507)	229,820	(150,418)
Net change in unrealized appreciation (depreciation) on investments	376,303	415,745	1,136,907	1,308,405	2,413,282	1,930,856
Net Increase (Decrease) in net assets resulting from operations	389,666	370,420	1,338,449	1,084,989	2,431,279	1,614,907
From Unit Transactions:
Contributions	291,004	380,469	857,076	655,447	2,353,780	1,233,828
Withdrawals	(385,667)	(211,836)	(904,332)	(2,032,587)	(1,186,597)	(1,291,856)
Net transfers	(193,310)	5,718,106(a)	(1,668,346)	16,914,026(a)	633,234	20,023,530(a)
Contract fees (Note 3)	(119)	(116)	(519)	(535)	(1,148)	(1,224)
Net Increase (Decrease) from unit transactions	(288,092)	5,886,623	(1,716,121)	15,536,351	1,799,269	19,964,278
Net Increase (Decrease) in Net Assets	101,574	6,257,043	(377,672)	16,621,340	4,230,548	21,579,185
Net Assets:
Beginning of Year/Period	6,257,043	—	16,621,340	—	21,579,185	-
End of Year/Period	$6,358,617	$6,257,043	$16,243,668	$16,621,340	$25,809,733	$21,579,185
Changes in Units:
Units outstanding, beginning of year/period	3,410,980		8,666,852	—	10,492,349	—
Units issued	200,067	3,605,958(a)	612,058	10,591,191(a)	1,847,131	12,573,169(a)
Units redeemed	(353,590)	(194,978)	(1,475,588)	(1,924,339)	(1,048,881)	(2,080,820)
Net increase (decrease)	(153,523)	3,410,980	(863,530)	8,666,852	798,250	10,492,349
Units outstanding, end of year/period	3,257,457	3,410,980	7,803,322	8,666,852	11,290,599	10,492,349

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020
(a)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2030 Retirement Portfolio		2035 Retirement Portfolio		2040 Retirement Portfolio
	2021	2020†	2021	2020†	2021	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(126,373)	$(92,961)	$(66,012)	$(43,993)	$(62,524)	$(36,101)
Net realized gain (loss) on investments	87,977	(403,231)	135,656	(41,670)	59,672	(70,434)
Net change in unrealized appreciation (depreciation) on investments	1,867,499	1,129,180	989,855	668,746	1,078,127	627,238
Net Increase (Decrease) in net assets resulting from operations	1,829,103	632,988	1,059,499	583,083	1,075,275	520,703
From Unit Transactions:
Contributions	2,238,749	1,282,064	1,247,599	975,844	939,255	463,167
Withdrawals	(369,672)	(939,858)	(730,324)	(912,344)	(173,149)	(595,776)
Net transfers	1,067,608	10,936,002(a)	908,204	5,358,434(a)	1,128,202	4,815,014(a)
Contract fees (Note 3)	(1,045)	(1,139)	(742)	(774)	(522)	(494)
Net Increase (Decrease) from unit transactions	2,935,640	11,277,069	1,424,737	5,421,160	1,893,786	4,681,911
Net Increase (Decrease) in Net Assets	4,764,743	11,910,057	2,484,236	6,004,243	2,969,061	5,202,614
Net Assets:
Beginning of Year/Period	11,910,057	—	6,004,243	—	5,202,614	—
End of Year/Period	$16,674,800	$11,910,057	$8,488,479	$6,004,243	$8,171,675	$5,202,614
Changes in Units:
Units outstanding, beginning of year/period	5,447,636	—	2,680,116	—	2,312,919	—
Units issued	1,493,350	7,853,750(a)	902,463	3,344,618(a)	917,401	2,879,446(a)
Units redeemed	(281,644)	(2,406,114)	(330,250)	(664,502)	(155,664)	(566,527)
Net increase (decrease)	1,211,706	5,447,636	572,213	2,680,116	761,737	2,312,919
Units outstanding, end of year/period	6,659,342	5,447,636	3,252,329	2,680,116	3,074,656	2,312,919

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020
(a)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
	2021	2020†	2021	2020†	2021	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(31,549)	$(18,935)	$(32,071)	$(18,886)	$(6,705)	$(3,309)
Net realized gain (loss) on investments	26,792	(59,517)	133,629	(20,492)	5,630	(48,922)
Net change in unrealized appreciation (depreciation) on investments	580,771	328,087	484,935	362,996	115,292	51,994
Net Increase (Decrease) in net assets resulting from operations	576,014	249,635	586,493	323,618	114,217	(237)
From Unit Transactions:
Contributions	452,133	241,294	925,870	616,839	75,912	33,898
Withdrawals	(125,812)	(76,513)	(489,606)	(190,798)	(8,755)	(1,282)
Net transfers	307,908	2,384,681(a)	36,772	2,179,418(a)	266,578	418,543(a)
Contract fees (Note 3)	(278)	(287)	(273)	(321)	(94)	(75)
Net Increase (Decrease) from unit transactions	633,951	2,549,175	472,763	2,605,138	333,641	451,084
Net Increase (Decrease) in Net Assets	1,209,965	2,798,810	1,059,256	2,928,756	447,858	450,847
Net Assets:
Beginning of Year/Period	2,798,810	—	2,928,756	—	450,847	—
End of Year/Period	$4,008,775	$2,798,810	$3,988,012	$2,928,756	$898,705	$450,847
Changes in Units:
Units outstanding, beginning of year/period	1,254,237	—	1,346,038	—	296,164	—
Units issued	314,189	1,415,547(a)	409,842	1,487,033(a)	227,066	424,655(a)
Units redeemed	(52,890)	(161,310)	(213,997)	(140,995)	(27,686)	(128,491)
Net increase (decrease)	261,299	1,254,237	195,845	1,346,038	199,380	296,164
Units outstanding, end of year/period	1,515,536	1,254,237	1,541,883	1,346,038	495,544	296,164

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
(a)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios
	2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio
	2021	2020†	2021	2020†	2021	2020†
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,846)	$(2,074)	$(88,232)	$(69,038)	$(201,615)	$(184,080)
Net realized gain (loss) on investments	9,358	(24,548)	381,471	5,123	1,294,254	(498,514)
Net change in unrealized appreciation (depreciation) on investments	60,659	39,266	382,045	642,027	1,825,275	2,108,901
Net Increase (Decrease) in net assets resulting from operations	66,171	12,644	675,284	578,112	2,917,914	1,426,307
From Unit Transactions:
Contributions	50,225	88,128	1,794,369	886,396	1,210,989	831,567
Withdrawals	(72,471)	(16,024)	(1,311,102)	(667,069)	(4,142,978)	(1,118,727)
Net transfers	419,251	208,989(a)	(1,003,705)	8,891,044(a)	401,702	21,774,064(a)
Contract fees (Note 3)	—	(17)	(695)	(753)	(1,374)	(1,538)
Net Increase (Decrease) from unit transactions	397,005	281,076	(521,133)	9,109,618	(2,531,661)	21,485,366
Net Increase (Decrease) in Net Assets	463,176	293,720	154,151	9,687,730	386,253	22,911,673
Net Assets:
Beginning of Year/Period	293,720	—	9,687,730	—	22,911,673	—
End of Year/Period	$756,896	$293,720	$9,841,881	$9,687,730	$23,297,926	$22,911,673
Changes in Units:
Units outstanding, beginning of year/period	23,757	—	4,268,262	—	7,479,885	—
Units issued	33,183	41,082(a)	1,156,924	5,213,138(a)	1,958,894	9,380,405(a)
Units redeemed	(5,755)	(17,325)	(1,384,433)	(944,876)	(2,747,588)	(1,900,520)
Net increase (decrease)	27,428	23,757	(227,509)	4,268,262	(788,694)	7,479,885
Units outstanding, end of year/period	51,185	23,757	4,040,753	4,268,262	6,691,191	7,479,885

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
(a)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Mutual of America Variable Insurance Portfolios		Fidelity
	Aggressive Allocation Portfolio		VIP Equity Income Portfolio		VIP Asset Manager Portfolio
	2021	2020†	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(41,001)	$(34,435)	$3,537,884	$2,625,477	$1,548,990	$1,187,526
Net realized gain (loss) on investments	176,530	(71,576)	35,374,931	10,525,166	2,794,576	2,092,247
Net change in unrealized appreciation (depreciation) on investments	573,709	447,389	20,253,439	(1,441,423)	8,810,124	14,482,186
Net Increase (Decrease) in net assets resulting from operations	709,238	341,378	59,166,254	11,709,220	13,153,690	17,761,959
From Unit Transactions:
Contributions	567,367	397,081	11,742,102	11,339,664	9,592,089	9,414,384
Withdrawals	(642,434)	(681,656)	(24,113,256)	(22,932,863)	(13,136,732)	(13,231,594)
Net transfers	489,178	3,779,001(a)	(1,320,707)	(15,766,428)	(2,100,175)	(3,466,803)
Contract fees (Note 3)	(497)	(469)	(67,021)	(63,119)	(62,660)	(57,172)
Net Increase (Decrease) from unit transactions	413,614	3,493,957	(13,758,882)	(27,422,746)	(5,707,478)	(7,341,185)
Net Increase (Decrease) in Net Assets	1,122,852	3,835,335	45,407,372	(15,713,526)	7,446,212	10,420,774
Net Assets:
Beginning of Year/Period	3,835,335	—	248,793,397	264,506,923	144,021,917	133,601,143
End of Year/Period	$4,958,187	$3,835,335	$294,200,769	$248,793,397	$151,468,129	$144,021,917
Changes in Units:
Units outstanding, beginning of year/period	1,023,715	—	2,451,885	2,765,383	2,173,010	2,304,576
Units issued	318,727	1,606,466(a)	499,322	631,017	435,925	613,958
Units redeemed	(214,959)	(582,751)	(619,770)	(944,515)	(521,244)	(745,524)
Net increase (decrease)	103,768	1,023,715	(120,448)	(313,498)	(85,319)	(131,566)
Units outstanding, end of year/period	1,127,483	1,023,715	2,331,437	2,451,885	2,087,691	2,173,010

†
For the period from January 24, 2020 (initial offering date of units) to December 31, 2020.
(a)
Includes transfers from Subaccounts previously invested in funds of the Mutual of America Investment Corporation on January 24, 2020 (Note 1).
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Fidelity				Vanguard
	VIP Contrafund Portfolio		VIP Mid Cap Portfolio		VIF Diversified Value Portfolio
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(5,300,662)	$(3,076,340)	$112,305	$107,970	$893,029	$3,370,471
Net realized gain (loss) on investments	150,400,695	28,689,202	35,796,464	(612,627)	4,029,148	24,386,940
Net change in unrealized appreciation (depreciation) on investments	73,790,537	172,272,053	7,400,956	25,295,839	53,378,231	(10,309,994)
Net Increase (Decrease) in net assets resulting from operations	218,890,570	197,884,915	43,309,725	24,791,182	58,300,408	17,447,417
From Unit Transactions:
Contributions	28,075,011	27,235,303	10,438,824	10,355,630	17,362,980	15,101,481
Withdrawals	(71,248,401)	(67,427,315)	(17,089,682)	(14,850,141)	(20,306,513)	(16,270,803)
Net transfers	(20,110,349)	(23,790,043)	584,582	(12,133,646)	21,257,390	(9,800,604)
Contract fees (Note 3)	(54,079)	(50,926)	(6,876)	(6,343)	(14,262)	(12,342)
Net Increase (Decrease) from unit transactions	(63,337,818)	(64,032,981)	(6,073,152)	(16,634,500)	18,299,595	(10,982,268)
Net Increase (Decrease) in Net Assets	155,552,752	133,851,934	37,236,573	8,156,682	76,600,003	6,465,149
Net Assets:
Beginning of Year	842,249,288	708,397,354	176,069,042	167,912,360	190,958,047	184,492,898
End of Year	$997,802,040	$842,249,288	$213,305,615	$176,069,042	$267,558,050	$190,958,047
Changes in Units:
Units outstanding, beginning of year	5,520,452	6,026,306	1,560,014	1,749,893	4,943,158	5,310,530
Units issued	911,573	1,394,704	366,154	446,163	1,703,886	1,716,186
Units redeemed	(1,291,712)	(1,900,558)	(415,462)	(636,042)	(1,304,868)	(2,083,558)
Net increase (decrease)	(380,139)	(505,854)	(49,308)	(189,879)	399,018	(367,372)
Units outstanding, end of year	5,140,313	5,520,452	1,510,706	1,560,014	5,342,176	4,943,158
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Vanguard
	VIF International Portfolio		VIF Real Estate Index Portfolio		VIF Total Bond Market Index Portfolio
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,988,322)	$1,931,210	$722,801	$953,577	$902,520	$723,115
Net realized gain (loss) on investments	54,004,707	21,308,503	1,727,297	(700,211)	947,243	735,494
Net change in unrealized appreciation (depreciation) on investments	(61,730,084)	158,614,157	17,710,595	(4,180,545)	(3,419,816)	1,318,067
Net Increase (Decrease) in net assets resulting from operations	(9,713,699)	181,853,870	20,160,693	(3,927,179)	(1,570,053)	2,776,676
From Unit Transactions:
Contributions	24,560,621	24,386,835	7,790,867	6,466,479	7,614,717	10,083,088
Withdrawals	(37,204,998)	(34,490,855)	(5,497,237)	(4,488,884)	(5,625,540)	(8,092,733)
Net transfers	(15,589,499)	(16,533,367)	10,602,991	(8,558,810)	(7,679,864)	29,760,993
Contract fees (Note 3)	(6,590)	(5,799)	(853)	(632)	(373)	(241)
Net Increase (Decrease) from unit transactions	(28,240,466)	(26,643,186)	12,895,768	(6,581,847)	(5,691,060)	31,751,107
Net Increase (Decrease) in Net Assets	(37,954,165)	155,210,684	33,056,461	(10,509,026)	(7,261,113)	34,527,783
Net Assets:
Beginning of Year	497,107,368	341,896,684	46,477,803	56,986,829	65,837,563	31,309,780
End of Year	$459,153,203	$497,107,368	$79,534,264	$46,477,803	$58,576,450	$65,837,563
Changes in Units:
Units outstanding, beginning of year	7,523,261	8,102,900	2,353,303	2,731,096	5,641,500	2,864,461
Units issued	1,431,420	2,006,656	1,471,986	1,092,483	2,442,871	5,620,104
Units redeemed	(1,863,975)	(2,586,295)	(937,977)	(1,470,276)	(2,951,147)	(2,843,065)
Net increase (decrease)	(432,555)	(579,639)	534,009	(377,793)	(508,276)	2,777,039
Units outstanding, end of year	7,090,706	7,523,261	2,887,312	2,353,303	5,133,224	5,641,500
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Goldman Sachs				American Century
	VIT Small Cap Equity Insights Fund		VIT US Equity Insights Fund		VP Capital Appreciation Fund
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(11,429)	$(3,222)	$28,438	$7,579	$(3,166,523)	$(2,187,468)
Net realized gain (loss) on investments	2,902,777	(61,264)	2,187,874	169,986	65,820,428	40,334,184
Net change in unrealized appreciation (depreciation) on investments	(2,016,440)	286,195	(1,017,953)	97,027	(19,458,249)	83,904,243
Net Increase (Decrease) in net assets resulting from operations	874,908	221,709	1,198,359	274,592	43,195,656	122,050,959
From Unit Transactions:
Contributions	1,678,420	377,139	1,594,266	718,694	18,354,570	16,496,290
Withdrawals	(520,629)	(29,061)	(156,048)	(137,188)	(35,094,380)	(28,645,118)
Net transfers	6,962,674	326,038	4,134,911	897,552	(25,703,228)	(18,789,115)
Contract fees (Note 3)	(113)	(10)	(74)	(14)	(16,611)	(15,375)
Net Increase (Decrease) from unit transactions	8,120,352	674,106	5,573,055	1,479,044	(42,459,649)	(30,953,318)
Net Increase (Decrease) in Net Assets	8,995,260	895,815	6,771,414	1,753,636	736,007	91,097,641
Net Assets:
Beginning of Year	1,349,925	454,110	2,333,361	579,725	418,324,431	327,226,790
End of Year	$10,345,185	$1,349,925	$9,104,775	$2,333,361	$419,060,438	$418,324,431
Changes in Units:
Units outstanding, beginning of year	117,037	42,465	185,016	53,574	4,620,202	5,133,510
Units issued	1,105,727	178,537	603,046	291,067	888,968	1,435,744
Units redeemed	(492,994)	(103,965)	(226,782)	(159,625)	(1,337,194)	(1,949,052)
Net increase (decrease)	612,733	74,572	376,264	131,442	(448,226)	(513,308)
Units outstanding, end of year	729,770	117,037	561,280	185,016	4,171,976	4,620,202
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	American Funds		Calvert		Delaware
	New World Fund		VP SRI Balanced Portfolio		VIP Small Cap Value Series
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$90,547	$(64,331)	$720,019	$1,049,524	$12,898	$5,225
Net realized gain (loss) on investments	1,088,132	518,721	8,199,881	6,117,284	1,167,414	(183,966)
Net change in unrealized appreciation (depreciation) on investments	(402,195)	2,970,684	12,771,834	11,670,882	898,060	351,077
Net Increase (Decrease) in net assets resulting from operations	776,484	3,425,074	21,691,734	18,837,690	2,078,372	172,336
From Unit Transactions:
Contributions	2,388,626	2,493,645	9,594,530	10,287,388	2,028,679	213,829
Withdrawals	(1,536,693)	(1,746,484)	(13,747,691)	(11,611,392)	(838,932)	(38,830)
Net transfers	9,406	(1,310,775)	676,144	(79,214)	17,226,067	760,406
Contract fees (Note 3)	(473)	(411)	(36,818)	(36,261)	(87)	—
Net Increase (Decrease) from unit transactions	860,866	(564,025)	(3,513,835)	(1,439,479)	18,415,727	935,405
Net Increase (Decrease) in Net Assets	1,637,350	2,861,049	18,177,899	17,398,211	20,494,099	1,107,741
Net Assets:
Beginning of Year	18,006,404	15,145,355	152,122,817	134,724,606	1,777,326	669,585
End of Year	$19,643,754	$18,006,404	$170,300,716	$152,122,817	$22,271,425	$1,777,326
Changes in Units:
Units outstanding, beginning of year	440,550	456,355	18,607,969	18,875,530	167,379	61,463
Units issued	151,495	181,367	4,411,720	5,942,849	2,409,420	252,386
Units redeemed	(133,215)	(197,172)	(4,831,183)	(6,210,410)	(1,004,448)	(146,470)
Net increase (decrease)	18,280	(15,805)	(419,463)	(267,561)	1,404,972	105,916
Units outstanding, end of year	458,830	440,550	18,188,506	18,607,969	1,572,351	167,379
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	DWS		Invesco		MFS
	Capital Growth VIP		V.I. Main Street Fund		VIT III Mid Cap Value Portfolio
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,350,168)	$(1,576,260)	$48,055	$431,064	$35,632	$15,267
Net realized gain (loss) on investments	61,210,534	46,738,903	5,222,595	5,985,186	525,612	(11,993)
Net change in unrealized appreciation (depreciation) on investments	52,742,968	103,948,088	10,541,053	230,690	797,006	104,930
Net Increase (Decrease) in net assets resulting from operations	110,603,334	149,110,731	15,811,703	6,646,940	1,358,250	108,204
From Unit Transactions:
Contributions	21,088,509	21,706,190	4,630,767	4,753,380	968,901	520,555
Withdrawals	(42,965,807)	(38,939,604)	(5,688,409)	(5,930,376)	(706,111)	(158,935)
Net transfers	(25,450,547)	3,380,490	(533,158)	(6,578,948)	4,852,879	(260,752)
Contract fees (Note 3)	(30,456)	(28,021)	(3,238)	(3,187)	(79)	(55)
Net Increase (Decrease) from unit transactions	(47,358,301)	(13,880,945)	(1,594,038)	(7,759,131)	5,115,590	100,813
Net Increase (Decrease) in Net Assets	63,245,033	135,229,786	14,217,665	(1,112,191)	6,473,840	209,017
Net Assets:
Beginning of Year	540,458,573	405,228,787	60,253,157	61,365,348	2,794,911	2,585,894
End of Year	$603,703,606	$540,458,573	$74,470,822	$60,253,157	$9,268,751	$2,794,911
Changes in Units:
Units outstanding, beginning of year	3,168,014	3,278,642	878,563	1,014,657	235,144	225,026
Units issued	584,005	1,097,795	235,323	295,415	611,376	208,222
Units redeemed	(850,036)	(1,208,423)	(259,625)	(431,509)	(248,134)	(198,104)
Net increase (decrease)	(266,031)	(110,628)	(24,302)	(136,094)	363,242	10,118
Units outstanding, end of year	2,901,983	3,168,014	854,261	878,563	598,386	235,144
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Neuberger Berman Advisers Management Trust		PIMCO		T. Rowe Price
	Sustainable Equity Portfolio		VIT Real Return Portfolio		Blue Chip Growth Portfolio
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(20,925)	$(2,159)	$1,830,913	$300,338	$(1,780,219)	$(1,457,053)
Net realized gain (loss) on investments	341,859	46,604	379,500	220,064	73,848,678	27,929,669
Net change in unrealized appreciation (depreciation) on investments	1,239,895	500,262	(200,320)	2,456,108	(4,237,302)	73,063,102
Net Increase (Decrease) in net assets resulting from operations	1,560,829	544,707	2,010,093	2,976,510	67,831,157	99,535,718
From Unit Transactions:
Contributions	2,439,328	1,064,443	3,831,231	3,614,565	41,428,899	42,088,289
Withdrawals	(322,952)	(133,077)	(3,782,108)	(3,752,535)	(38,252,799)	(32,450,542)
Net transfers	4,080,115	1,155,335	13,081,579	6,926,868	(29,909,806)	1,427,818
Contract fees (Note 3)	(223)	(83)	(507)	(485)	(6,452)	(5,511)
Net Increase (Decrease) from unit transactions	6,196,268	2,086,618	13,130,195	6,788,413	(26,740,158)	11,060,054
Net Increase (Decrease) in Net Assets	7,757,097	2,631,325	15,140,288	9,764,923	41,090,999	110,595,772
Net Assets:
Beginning of Year	3,976,078	1,344,753	34,307,643	24,542,720	412,755,662	302,159,890
End of Year	$11,733,175	$3,976,078	$49,447,931	$34,307,643	$453,846,661	$412,755,662
Changes in Units:
Units outstanding, beginning of year	304,162	122,048	2,135,249	1,693,421	7,659,735	7,501,158
Units issued	574,895	273,219	1,715,510	1,476,224	2,339,111	4,355,821
Units redeemed	(148,243)	(91,105)	(925,156)	(1,034,396)	(2,823,606)	(4,197,244)
Net increase (decrease)	426,652	182,114	790,354	441,828	(484,495)	158,577
Units outstanding, end of year	730,814	304,162	2,925,603	2,135,249	7,175,240	7,659,735
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

For the Years Ended December 31,

	Victory
	RS Small Cap Growth Equity VIP Series
	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(47,407)	$(11,547)
Net realized gain (loss) on investments	656,495	649,781
Net change in unrealized appreciation (depreciation) on investments	(1,617,782)	173,869
Net Increase (Decrease) in net assets resulting from operations	(1,008,694)	812,103
From Unit Transactions:
Contributions	1,841,053	851,101
Withdrawals	(505,951)	(120,802)
Net transfers	(655,384)	4,751,921
Contract fees (Note 3)	(32)	(2)
Net Increase (Decrease) from unit transactions	679,686	5,482,218
Net Increase (Decrease) in Net Assets	(329,008)	6,294,321
Net Assets:
Beginning of Year	6,951,031	656,710
End of Year	$6,622,023	$6,951,031
Changes in Units:
Units outstanding, beginning of year	483,342	62,596
Units issued	535,791	565,356
Units redeemed	(502,952)	(144,610)
Net increase (decrease)	32,839	420,746
Units outstanding, end of year	516,181	483,342
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2021
1. Significant Accounting Policies and Organization
Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2021, Separate Account No. 2 consists of 73 distinct Subaccounts. Each invests in shares of one of 27 funds of Mutual of America Investment Corporation: the Equity Index, All America, Small Cap Value, Small Cap Growth, Small Cap Equity Index, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, 2060 Retirement Funds and 2065 Retirement; one of 25 portfolios of the Mutual of America Variable Insurance Portfolios, Inc. (”Mutual of America Variable Insurance Portfolios”): the All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Small Cap Equity Index, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Portfolios; the VIP Equity-Income, VIP Contrafund, VIP Asset Manager and VIP Mid Cap Portfolios of Fidelity Investments Variable Insurance Products Funds (“Fidelity”); the VIF Diversified Value, VIF International, VIF Real Estate Index Portfolios and VIF Total Bond Market Index Portfolios of Vanguard Variable Insurance Funds (“Vanguard”); the VIT Small Cap Equity Insights Fund and VIT US Equity Insights Fund of Goldman Sachs Variable Insurance Trust (“Goldman Sachs”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the VIP Small Cap Value Series of Delaware VIP Trust (“Delaware”); the Capital Growth VIP fund of Deutsche DWS Variable Series I (“DWS”); the V.I. Main Street Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco”); the MFS VIT III Mid Cap Value Portfolio of the MFS Variable Investment Trust III (“MFS”); the Sustainable Equity Portfolio of Neuberger Berman Advisers Management Trust (“Neuberger Berman”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”) and the RS Small Cap Growth Equity VIP Series of Victory Variable Insurance Funds (“Victory”).
The Mutual of America 2065 Retirement Fund became available to Separate Account No. 2 as an investment alternative on August 3, 2020.
Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.
On January 24, 2020, the funds of the Mutual of America Investment Corporation (the “Replaced Funds”) were removed as investment alternatives for investors in Individual Flexible Premium Deferred Annuity (“FPA”) Contracts of Separate Account No. 2 pursuant to a substitution order granted by the Securities and Exchange Commission dated October 29, 2019. Individual investors in FPA Contracts with the Replaced Funds who failed to make a reallocation election prior to the effective date of the substitution order were automatically transferred into other investment alternatives of the Mutual of America Variable Insurance Portfolios (the “Replacement Funds”), as follows:
Replaced Funds	Replacement Funds	Amount Transferred
Equity Index Fund	VIP Equity Index Portfolio	$55,993,862
All America Fund	VIP All America Portfolio	$13,468,469
Small Cap Value Fund	VIP Small Cap Value Portfolio	$6,034,412
Small Cap Growth Fund	VIP Small Cap Growth Portfolio	$8,590,845
Small Cap Equity Index Fund	VIP Small Cap Equity Index Portfolio	$657,096
Mid Cap Value Fund	VIP Mid Cap Value Portfolio	$2,048,533

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
1. Significant Accounting Policies and Organization (continued)
Replaced Funds	Replacement Funds	Amount Transferred
Mid-Cap Equity Index Fund	VIP Mid-Cap Equity Index Portfolio	$35,381,855
Composite Fund	VIP Moderate Allocation Portfolio	$10,159,787
International Fund	VIP International Portfolio	$739,715
Money Market Fund	VIP Money Market Portfolio	$493,664
Mid-Term Bond Fund	VIP Mid-Term Bond Portfolio	$3,151,850
Bond Fund	VIP Bond Portfolio	$7,082,500
Retirement Income Fund	VIP Retirement Income Portfolio	$1,694,562
2010 Retirement Fund	VIP 2010 Retirement Portfolio	$358,226
2015 Retirement Fund	VIP 2015 Retirement Portfolio	$5,673,987
2020 Retirement Fund	VIP 2020 Retirement Portfolio	$17,122,016
2025 Retirement Fund	VIP 2025 Retirement Portfolio	$20,988,391
2030 Retirement Fund	VIP 2030 Retirement Portfolio	$13,443,853
2035 Retirement Fund	VIP 2035 Retirement Portfolio	$5,625,903
2040 Retirement Fund	VIP 2040 Retirement Portfolio	$4,869,865
2045 Retirement Fund	VIP 2045 Retirement Portfolio	$2,384,103
2050 Retirement Fund	VIP 2050 Retirement Portfolio	$2,191,400
2055 Retirement Fund	VIP 2055 Retirement Portfolio	$543,194
2060 Retirement Fund	VIP 2060 Retirement Portfolio	$343,611
Conservative Allocation Fund	VIP Conservative Allocation Portfolio	$8,252,341
Moderate Allocation Fund	VIP Moderate Allocation Portfolio	$15,150,052
Aggressive Allocation Fund	VIP Aggressive Allocation Portfolio	$4,815,959
On July 31, 2020, the 2010 Retirement Fund of the Mutual of America Investment Corporation and the 2010 Retirement Portfolio of the Variable Insurance Portfolios (the “Transferor Funds”) were removed as investment alternatives for Separate Account No. 2 pursuant to a Plan of Reorganization adopted by the Board of Directors of Mutual of America Investment Corporation and the Board of Directors of Mutual of America Variable Insurance Portfolios, respectively, dated February 28, 2020. Individual investors in the Transferor Funds who failed to make a reallocation election prior to the effective date of the reorganization were automatically transferred into other investment alternatives of the Mutual of America Investment Corporation and the Mutual of America Variable Insurance Portfolios (the “Surviving Funds”), as follows:
Transferor Funds	Surviving Funds	Amount Transferred
2010 Retirement Fund	Retirement Income Fund	$17,431,149
VIP 2010 Retirement Portfolio	VIP Retirement Income Portfolio	$310,130
The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.
The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
1. Significant Accounting Policies and Organization (continued)
Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — quoted prices in active markets for identical investments.
•
Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, 39,435 trading characteristics, etc.).
•
Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).
As of December 31, 2021, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2021:
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Mutual of America Investment Corporation Funds:
Equity Index Fund	$1,109,506,786	—	—	$1,109,506,786
All America Fund	$293,202,409	—	—	$293,202,409
Small Cap Value Fund	$183,332,302	—	—	$183,332,302
Small Cap Growth Fund	$298,545,069	—	—	$298,545,069
Small Cap Equity Index Fund	$37,759,341	—	—	$37,759,341
Mid Cap Value Fund	$78,403,576	—	—	$78,403,576
Mid-Cap Equity Index Fund	$505,972,277	—	—	$505,972,277
Composite Fund	$188,929,862	—	—	$188,929,862
International Fund	$31,012,172	—	—	$31,012,172
Money Market Fund	$48,537,328	—	—	$48,537,328
Mid-Term Bond Fund	$90,169,411	—	—	$90,169,411
Bond Fund	$210,983,955	—	—	$210,983,955
Retirement Income Fund	$122,039,435	—	—	$122,039,435
2015 Retirement Fund	$100,734,639	—	—	$100,734,639
2020 Retirement Fund	$402,601,139	—	—	$402,601,139
2025 Retirement Fund	$729,729,167	—	—	$729,729,167
2030 Retirement Fund	$735,864,773	—	—	$735,864,773
2035 Retirement Fund	$635,646,073	—	—	$635,646,073
2040 Retirement Fund	$539,797,766	—	—	$539,797,766
2045 Retirement Fund	$586,273,957	—	—	$586,273,957
2050 Retirement Fund	$426,409,554	—	—	$426,409,554
2055 Retirement Fund	$189,011,663	—	—	$189,011,663
2060 Retirement Fund	$74,476,472	—	—	$74,476,472

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
1. Significant Accounting Policies and Organization (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2065 Retirement Fund	$9,259,825	—	—	$9,259,825
Conservative Allocation Fund	$137,757,056	—	—	$137,757,056
Moderate Allocation Fund	$355,588,464	—	—	$355,588,464
Aggressive Allocation Fund	$284,738,281			$284,738,281
Mutual of America Variable Insurance Portfolios:
Equity Index Portfolio	$76,924,700	—	—	$76,924,700
All America Portfolio	$16,827,036	—	—	$16,827,036
Small Cap Value Portfolio	$8,615,002	—	—	$8,615,002
Small Cap Growth Portfolio	$11,903,725	—	—	$11,903,725
Small Cap Equity Index Portfolio	$3,229,644	—	—	$3,229,644
Mid Cap Value Portfolio	$3,925,513	—	—	$3,925,513
Mid-Cap Equity Index Portfolio	$40,914,917	—	—	$40,914,917
International Portfolio	$774,777	—	—	$774,777
Money Market Portfolio	$860,558	—	—	$860,558
Mid-Term Bond Portfolio	$3,124,791	—	—	$3,124,791
Bond Portfolio	$6,881,655	—	—	$6,881,655
Retirement Income Portfolio	$5,342,826	—	—	$5,342,826
2015 Retirement Portfolio	$6,358,954	—	—	$6,358,954
2020 Retirement Portfolio	$16,244,598	—	—	$16,244,598
2025 Retirement Portfolio	$25,811,226	—	—	$25,811,226
2030 Retirement Portfolio	$16,675,710	—	—	$16,675,710
2035 Retirement Portfolio	$8,488,989	—	—	$8,488,989
2040 Retirement Portfolio	$8,172,146	—	—	$8,172,146
2045 Retirement Portfolio	$4,009,011	—	—	$4,009,011
2050 Retirement Portfolio	$3,988,254	—	—	$3,988,254
2055 Retirement Portfolio	$899,254	—	—	$899,254
2060 Retirement Portfolio	$756,927	—	—	$756,927
Conservative Allocation Portfolio	$9,842,459	—	—	$9,842,459
Moderate Allocation Portfolio	$23,300,512	—	—	$23,300,512
Aggressive Allocation Portfolio	$4,958,515	—	—	$4,958,515
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$294,221,400	—	—	$294,221,400
VIP Asset Manager — “Initial” Class	$151,459,139	—	—	$151,459,139
VIP Contrafund — “Initial” Class	$997,819,173	—	—	$997,819,173
VIP Mid Cap — “Initial” Class	$213,321,844	—	—	$213,321,844
Vanguard Portfolios:
VIF Diversified Value	$267,573,073	—	—	$267,573,073
VIF International	$459,172,889	—	—	$459,172,889
VIF Real Estate Index	$79,536,785	—	—	$79,536,785
VIF Total Bond Market Index	$58,578,533	—	—	$58,578,533
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund— Class “I”	$10,345,579	—	—	$10,345,579

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
1. Significant Accounting Policies and Organization (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
VIT US Equity Insights Fund— Class “I”	$9,104,462	—	—	$9,104,462
American Century VP Capital Appreciation Fund — Class “Y”	$419,086,824	—	—	$419,086,824
American Funds New World Fund — Class “1”	$19,644,498	—	—	$19,644,498
Calvert VP SRI Balanced Portfolio— Class “I”	$170,320,694	—	—	$170,320,694
Delaware VIP Small Cap Value Series — “Standard” Class	$22,271,649	—	—	$22,271,649
DWS Capital Growth VIP — Class “A”	$603,946,189	—	—	$603,946,189
Invesco V.I. Main Street Fund — Series “I” Shares	$74,473,065	—	—	$74,473,065
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	$9,268,984	—	—	$9,268,984
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	$11,733,378	—	—	$11,733,378
PIMCO VIT Real Return Portfolio — “Institutional” Class	$49,448,012	—	—	$49,448,012
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	$453,845,236	—	—	$453,845,236
Victory RS Small Cap Growth Equity VIP Series — Class “I”	$6,619,975	—	—	$6,619,975
During 2021, there were no transfers of investments between Level 1, Level 2 or Level 3.
Investment Valuation — Investments are made in shares of Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Fidelity, Vanguard, Goldman Sachs, American Century, American Funds, Calvert, Delaware, DWS, Invesco, MFS, Neuberger Berman, PIMCO, T. Rowe Price and Victory (“Underlying Funds”), and are fair valued based on the reported net asset values of the respective funds or portfolios, which in turn value their investments at fair value.
Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.
Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.
Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments
The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2021 were as follows:
	Number of Shares	Net Asset Value Per Share
Mutual of America Investment Corporation Funds:
Equity Index Fund	17,777,708	$62.41
All America Fund	10,573,473	$27.73
Small Cap Value Fund	11,097,597	$16.52
Small Cap Growth Fund	18,405,985	$16.22
Small Cap Equity Index Fund	3,257,924	$11.59
Mid Cap Value Fund	4,081,394	$19.21
Mid-Cap Equity Index Fund	20,142,208	$25.12
Composite Fund	8,920,201	$21.18
International Fund	3,349,047	$9.26
Money Market Fund	4,102,902	$11.83
Mid-Term Bond Fund	8,703,611	$10.36
Bond Fund	14,733,516	$14.32
Retirement Income Fund	9,954,277	$12.26
2015 Retirement Fund	10,659,751	$9.45
2020 Retirement Fund	33,108,646	$12.16
2025 Retirement Fund	52,235,445	$13.97
2030 Retirement Fund	48,253,428	$15.25
2035 Retirement Fund	39,727,880	$16.00
2040 Retirement Fund	33,424,011	$16.15
2045 Retirement Fund	36,710,955	$15.97
2050 Retirement Fund	20,995,054	$20.31
2055 Retirement Fund	11,820,617	$15.99
2060 Retirement Fund	5,484,276	$13.58
2065 Retirement Fund	701,502	$13.20
Conservative Allocation Fund	10,712,057	$12.86
Moderate Allocation Fund	22,252,094	$15.98
Aggressive Allocation Fund	15,942,793	$17.86
Mutual of America Variable Insurance Portfolios:
Equity Index Portfolio	1,068,399	$72.00
All America Portfolio	471,874	$35.66
Small Cap Value Portfolio	451,757	$19.07
Small Cap Growth Portfolio	515,983	$23.07
Small Cap Equity Index Portfolio	273,931	$11.79
Mid Cap Value Portfolio	175,638	$22.35
Mid-Cap Equity Index Portfolio	1,306,768	$31.31
International Portfolio	72,477	$10.69
Money Market Portfolio	69,907	$12.31
Mid-Term Bond Portfolio	290,408	$10.76
Bond Portfolio	456,646	$15.07
Retirement Income Portfolio	387,161	$13.80
2015 Retirement Portfolio	519,947	$12.23
2020 Retirement Portfolio	1,086,595	$14.95
2025 Retirement Portfolio	1,520,096	$16.98

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments (continued)
	Number of Shares	Net Asset Value Per Share
2030 Retirement Portfolio	898,476	$18.56
2035 Retirement Portfolio	437,126	$19.42
2040 Retirement Portfolio	415,674	$19.66
2045 Retirement Portfolio	205,380	$19.52
2050 Retirement Portfolio	167,012	$23.88
2055 Retirement Portfolio	49,382	$18.21
2060 Retirement Portfolio	49,700	$15.23
Conservative Allocation Portfolio	656,602	$14.99
Moderate Allocation Portfolio	1,175,606	$19.82
Aggressive Allocation Portfolio	212,084	$23.38
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	11,251,296	$26.15
VIP Asset Manager — “Initial” Class	8,262,910	$18.33
VIP Contrafund — “Initial” Class	18,359,138	$54.35
VIP Mid Cap — “Initial” Class	5,181,488	$41.17
Vanguard Portfolios:
VIF Diversified Value	15,333,700	$17.45
VIF International	11,566,068	$39.70
VIF Real Estate Index	4,802,946	$16.56
VIF Total Bond Market Index	4,793,661	$12.22
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund— Class “I”	790,946	$13.08
VIT US Equity Insights Fund— Class “I”	453,862	$20.06
American Century VP Capital Appreciation Fund — Class “Y”	22,022,429	$19.03
American Funds New World Fund —Class “1”	617,169	$31.83
Calvert VP SRI Balanced Portfolio — Class “I”	61,266,437	$2.78
Delaware VIP Small Cap Value Series — “Standard” Class	489,057	$45.54
DWS Capital Growth VIP — Class “A”	12,297,825	$49.11
Invesco V.I. Main Street Fund — Series “I” Shares	2,078,511	$35.83
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	835,797	$11.09
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	316,861	$37.03
PIMCO VIT Real Return Portfolio — “Institutional” Class	3,534,526	$13.99
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	8,543,773	$53.12
Victory RS Small Cap Growth Equity VIP Series — Class “I”	404,150	$16.38

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments (continued)
The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Cost of investment purchases	$31,432,122	$2,174,363	$18,062,764	$10,775,564	$25,968,072	$15,791,224
Proceeds from sales of investments	$50,360,451	$22,545,115	$14,972,705	$29,075,101	$9,969,165	$5,306,321

	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$7,065,924	$7,197,181	$2,173,509	$8,982,515	$3,509,523	$3,640,890
Proceeds from sales of investments	$31,574,120	$12,698,620	$2,209,604	$13,448,611	$10,060,401	$28,776,409

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$17,710,132	$4,969,100	$15,738,837	$45,620,233	$52,568,419	$57,662,008
Proceeds from sales of investments	$15,881,354	$12,374,232	$43,400,046	$29,087,665	$19,143,961	$16,445,597

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund	2065 Retirement Fund
Cost of investment purchases	$40,655,650	$38,825,505	$38,453,449	$33,888,172	$23,433,834	$7,611,562
Proceeds from sales of investments	$12,113,133	$11,627,833	$6,933,075	$2,520,214	$542,610	$256,647

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio
Cost of investment purchases	$9,127,066	$10,965,078	$8,752,506	$10,315,754	$1,042,779	$9,697,843
Proceeds from sales of investments	$11,926,264	$20,364,053	$14,955,712	$10,676,832	$1,673,404	$7,758,870

	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio
Cost of investment purchases	$2,319,044	$4,251,456	$2,550,404	$4,933,129	$177,635	$272,858
Proceeds from sales of investments	$3,369,400	$2,423,014	$1,111,228	$4,922,520	$249,039	$129,500

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments (continued)
	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
Cost of investment purchases	$224,666	$500,193	$2,332,842	$351,658	$1,085,973	$3,443,117
Proceeds from sales of investments	$613,044	$1,533,384	$272,322	$697,004	$2,949,314	$1,855,736

	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio
Cost of investment purchases	$3,333,234	$2,112,129	$2,161,216	$732,319	$979,956	$355,454
Proceeds from sales of investments	$523,916	$753,311	$329,844	$129,886	$539,231	$28,012

	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Asset Manager Portfolio
Cost of investment purchases	$463,755	$2,582,269	$5,765,951	$1,213,576	$6,323,473	$4,701,602
Proceeds from sales of investments	$72,249	$3,191,660	$8,517,810	$840,963	$21,841,024	$10,832,179

	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
Cost of investment purchases	$5,018,392	$5,934,658	$25,795,589	$2,979,522	$16,095,934	$9,386,678
Proceeds from sales of investments	$73,652,756	$13,139,018	$9,181,486	$34,733,326	$3,509,395	$15,430,459

	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT US Equity Insights Fund	American Century VP Capital Appreciation Fund	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Delaware VIP Small Cap Value Series
Cost of investment purchases	$11,830,686	$7,687,884	$4,704,655	$2,219,207	$5,622,383	$26,740,942
Proceeds from sales of investments	$3,770,734	$2,139,376	$50,387,130	$1,482,672	$10,512,180	$8,435,918

	DWS Capital Growth VIP	InvescoV.I. Main Street Fund	MFS VIT III Mid Cap Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Cost of investment purchases	$7,902,369	$3,982,403	$7,208,287	$6,696,469	$17,351,215	$18,382,972
Proceeds from sales of investments	$59,687,723	$6,004,970	$2,122,359	$556,922	$4,505,721	$46,598,971

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
2. Investments (continued)
Victory RS Small Cap Growth Equity VIP Series
Cost of investment purchases	$4,396,629
Proceeds from sales of investments	$3,731,663
3. Expenses
The following charges are made by the Company from the value of net assets of the funds:
Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of all Subaccounts. Prior to July 1, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity (“FPA”) Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .60% for Standard Units; and at an annual rate of 1.10% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Distribution Expense Charges — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. Prior to July 1, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; and at an annual rate of ..35% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Expense Risk Fee — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. Prior to July 1, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee and Tier 2 Reduced Fee Units; and at an annual rate of .20% for Tier 3 Reduced Fee and Standard Units, including Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts. Effective July 1, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units and Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
3. Expenses (continued)
Total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were deducted at an annual rate of .90%. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.
Prior to July 1, 2017, Participants with assets in plans in the Separate Accounts of at least $20 million were issued Tier 1 Reduced Fee Units. Participants with assets in plans in the Separate Accounts of less than $20 million but greater than $5 million were issued Tier 2 Reduced Fee Units. Participants with assets in plans in the Separate Accounts of less than $5 million but greater than $2 million were issued Tier 3 Reduced Fee Units.
Effective July 1, 2017, total assets in Separate Accounts plans were combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums using the online retirement system provided by Mutual of America or a subsidiary. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:
Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million
Also effective July 1, 2017, the Separate Account charges for a Contract funding an Inactive Plan are 1.65%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
The table below shows the changes to the Standard and Reduced Fee tiers held by Contractholders as a result of the July 1, 2017 changes to Separate Account charges, along with the corresponding annual total Separate Account expense charge and qualifying asset levels:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
3. Expenses (continued)
Before July 1, 2017:			After July 1, 2017:
Units Held	Separate Account Annual Expense Rate	Minimum Qualified Separate Account Assets	Units Held	Separate Account Annual Expense Rate	Minimum Qualified Aggregated Total Assets
Tier 1 Reduced Fee	.35%	$20 million	Tier 1 Reduced Fee	.25%	$50 million
Tier 2 Reduced Fee	.45%	$5 million	Tier 2 Reduced Fee	.35%	$25 million
Tier 3 Reduced Fee	.60%	$2 million	Tier 3 Reduced Fee	.45%	$5 million
Standard	1.20%	Less than $2 million	Tier 4 Reduced Fee	.60%	$2 million
			Tier 5 Reduced Fee	.95%	$1 million
			Standard	1.35%	Less than $1 million
Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.
On October 9, 2017, all assets of the American Century Subaccount were invested in a new share class of the American Century VP Capital Appreciation Fund, Class Y, with total fund operating expenses at the end of 2017 of 0.62% (annualized, net of expense waivers), rather than the previous share class, Class I, with total fund operating expenses at the end of 2017 of 0.99% (net of expense waivers). As of that date, the investment adviser for the American Century VP Capital Appreciation Fund ceased to reimburse us for administrative expenses, and therefore no further reductions to the American Century Subaccount occurred as a result of the discontinuation of the reimbursement arrangement. The effective administrative rate charged in 2017 was at an annual rate of .71% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .11% for Tier 1 Reduced Fee Units; at an annual rate of .16% for Tier 2 Reduced Fee Units; at an annual rate of .26% for Tier 3 Reduced Fee Units; at an annual rate of .41% for Tier 4 Reduced Fee Units; at an annual rate of .88% for Tier 5 Reduced Fee Units; at an annual rate of 1.08% for Standard Units; and at an annual rate of 1.23% for Inactive Units.
During December 2017, the Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio exceeded $250,000,000. As a result, effective December 1, 2017, the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio increased the reimbursement to the Company to an annual rate of .25% from .15%. From December 1, 2017 through March 13, 2018, the T. Rowe Price Subaccounts continued to be credited at the lower reimbursement rate of .15%. To correct for the overcharge of expenses during this period, the Company increased the value of units in the Subaccounts in March of 2018 so that the total effective rate charged in 2017 was at an annual rate of .74% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .14% for Tier 1 Reduced Fee Units; at an annual rate of .19% for Tier 2 Reduced Fee Units; at an annual rate of .29% for Tier 3 Reduced Fee Units; at an annual rate of .44% for Tier 4 Reduced Fee Units; at an annual rate of .92% for Tier 5 Reduced Fee Units; at an annual rate of 1.12% for Standard Units; and at an annual rate of 1.27% for Inactive Units.
The expense rates contained in Note 4 of the Financial Highlights reflect the weighted average of the expense charge in effect during the year.
Annual Separate Account expenses effective before July 1, 2017 are summarized, as follows:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
3. Expenses (continued)
	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk	.20%	.15%	.15%	.20%
Administrative Charges	.50%	.10%	.15%	.20%
Distribution Expense Charge	.50%	.10%	.15%	.20%
Total Separate Account Annual Expenses	1.20%(a)	.35%(a)	.45%(a)	.60%(a)
Annual Separate Account expenses effective July 1, 2017 are summarized, as follows:
	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee	Tier 4 Reduced Fee	Tier 5 Reduced Fee	Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%	.15%	.15%	.15%	.20%	.20%	.20%
Administrative Charges	.60%	.05%	.10%	.15%	.20%	.40%	1.10%
Distribution Expense Charges	.55%	.05%	.10%	.15%	.20%	.35%	.35%
Total Separate Account Annual Expenses	1.35%(a)	.25%(a)	.35%(a)	.45%(a)	.60%(a)	.95%(a)	1.65%(a)
Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units are summarized, as follows:
Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%
Administrative Charges	.35%
Distribution Expense Charges	.35%
Total Separate Account Annual Expenses	.90%(a)

(a)
Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, up until October 9, 2017, Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimbursed the Company at an annual rate of .25% for administrative expenses until October 9, 2017; the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimbursed the Company at an annual rate of .25% for certain services the Company provided; the investment adviser for the PIMCO Variable Trust Real Return Institutional Portfolio

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

December 31, 2021
3. Expenses (continued)
reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month; and the distributor for the Victory RS Small Cap Growth Equity VIP Series reimbursed the Company at an annual rate of .05% for certain services provided.
The Company reduces the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.
National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:
	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.35%	1.35%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%
National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory).

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
3. Expenses (continued)
A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.
4. Financial Highlights
Disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements of Separate Account No. 2 as follows.
Separate Account No. 2 sells various variable annuity products funded by the Subaccounts. Each product has a unique combination of features and fees that are charged against the contract-owner’s account balance and the resulting differences in fees structures results in various unit values, expense ratios and total returns.
In 2021, Separate Account No. 2 has elected to present the Financial Highlights as a range of the lowest and highest expense ratio and the related unit values and total returns over the reporting period for each Subaccount, rather than the information for each pricing tier as reported in prior periods. Prior period financial highlights have also been retrospectively adjusted to the range of the lowest and highest expense ratio presentation.
The following schedule shows the lowest and highest expense ratio for each Subaccount for each of the past five years ending December 31, as applicable. Only products for each Subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. Units outstanding and net asset disclosed in the table below represent amounts in accumulation for the Subaccount.
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation Equity Index Fund	2021	80,981	$12.588	–	$14.398	$1,109,614	0.25%	–	1.65%	1.21%	26.42%	–	28.20%
	2020	82,173	$9.957	–	$11.231	$880,007	0.25%	–	1.65%	3.44%	16.27%	–	17.91%
	2019	94,207	$8.564	–	$9.525	$856,197	0.25%	–	1.65%	1.65%	29.17%	–	30.99%
	2018	95,440	$6.630	–	$7.272	$664,691	0.25%	–	1.65%	1.58%	-6.13%	–	-4.80%
	2017	95,675	$7.073	–	$7.639	$703,409	0.30%	–	1.28%	1.60%	20.11%	–	21.27%
Mutual of America Investment Corporation All America Fund	2021	8,546	$32.025	–	$36.634	$293,155	0.25%	–	1.65%	0.74%	24.99%	–	26.75%
	2020	9,130	$25.623	–	$28.903	$248,457	0.25%	–	1.65%	2.66%	14.87%	–	16.49%
	2019	10,781	$22.306	–	$24.812	$252,936	0.25%	–	1.65%	1.25%	26.26%	–	28.04%
	2018	11,813	$17.667	–	$19.378	$217,573	0.25%	–	1.65%	1.27%	-9.78%	–	-8.50%
	2017	12,890	$19.610	–	$21.179	$261,203	0.30%	–	1.28%	1.23%	17.90%	–	19.04%
Mutual of America Investment Corporation Small Cap Value Fund	2021	57,431	$2.942	–	$3.366	$183,321	0.25%	–	1.65%	0.60%	30.12%	–	31.96%
	2020	56,108	$2.261	–	$2.551	$136,167	0.25%	–	1.65%	3.31%	-5.58%	–	-4.25%
	2019	64,748	$2.395	–	$2.664	$164,616	0.25%	–	1.65%	0.83%	17.15%	–	18.81%
	2018	71,084	$2.044	–	$2.242	$152,700	0.25%	–	1.65%	1.42%	-15.98%	–	-14.79%
	2017	78,491	$2.436	–	$2.631	$198,887	0.30%	–	1.28%	0.56%	6.91%	–	7.95%
Mutual of America Investment Corporation Small Cap Growth Fund	2021	67,367	$4.080	–	$4.668	$298,345	0.25%	–	1.65%	0.03%	8.51%	–	10.04%
	2020	71,258	$3.760	–	$4.242	$287,607	0.25%	–	1.65%	0.41%	40.96%	–	42.95%
	2019	80,632	$2.668	–	$2.968	$228,333	0.25%	–	1.65%	0.09%	24.52%	–	26.28%
	2018	87,670	$2.142	–	$2.350	$197,339	0.25%	–	1.65%	0.01%	-13.97%	–	-12.75%
	2017	93,910	$2.494	–	$2.694	$243,392	0.30%	–	1.28%	0.02%	22.25%	–	23.44%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation Small Cap Equity Index Fund	2021	2,701	$13.492	–	$14.171	$37,758	0.25%	–	1.65%	1.29%	24.49%	–	26.24%
	2020	1,449	$10.838	–	$11.225	$16,107	0.25%	–	1.65%	0.86%	8.81%	–	10.34%
	2019	1,215	$9.961	–	$10.173	$12,281	0.25%	–	1.65%	1.66%	20.40%	–	22.10%
	2018(1)	673	$8.273	–	$8.332	$5,597	0.25%	–	1.65%(e)	1.22%(f)	-17.27%	–	-16.68%(f)
Mutual of America Investment Corporation Mid Cap Value Fund	2021	22,824	$3.146	–	$3.598	$78,400	0.25%	–	1.65%	0.80%	32.15%	–	34.01%
	2020	19,378	$2.380	–	$2.685	$49,903	0.25%	–	1.65%	4.48%	1.14%	–	2.57%
	2019	22,625	$2.353	–	$2.618	$56,897	0.25%	–	1.65%	1.35%	24.96%	–	26.72%
	2018	23,345	$1.883	–	$2.066	$46,446	0.25%	–	1.65%	1.67%	-15.49%	–	-14.30%
	2017	26,168	$2.232	–	$2.410	$60,897	0.30%	–	1.28%	1.04%	13.46%	–	14.56%
Mutual of America Investment Corporation Mid-Cap Equity Index Fund	2021	65,798	$7.065	–	$8.081	$506,144	0.25%	–	1.65%	1.11%	22.57%	–	24.30%
	2020	68,874	$5.764	–	$6.501	$427,196	0.25%	–	1.65%	2.79%	11.64%	–	13.21%
	2019	85,583	$5.163	–	$5.743	$469,258	0.25%	–	1.65%	1.20%	23.95%	–	25.69%
	2018	90,122	$4.165	–	$4.569	$394,599	0.25%	–	1.65%	1.35%	-12.72%	–	-11.49%
	2017	96,722	$4.779	–	$5.162	$480,406	0.30%	–	1.28%	1.10%	14.57%	–	15.69%
Mutual of America Investment Corporation Composite Fund	2021	11,897	$14.727	–	$16.845	$188,801	0.25%	–	1.65%	1.57%	14.52%	–	16.14%
	2020	12,205	$12.859	–	$14.504	$167,136	0.25%	–	1.65%	4.06%	9.94%	–	11.49%
	2019	13,848	$11.697	–	$13.010	$170,573	0.25%	–	1.65%	2.20%	17.42%	–	19.07%
	2018	14,646	$9.961	–	$10.926	$152,253	0.25%	–	1.65%	2.06%	-4.80%	–	-3.45%
	2017	15,080	$10.478	–	$11.316	$163,230	0.30%	–	1.28%	2.04%	11.93%	–	13.01%
Mutual of America Investment Corporation International Fund	2021	23,217	$1.217	–	$1.380	$31,011	0.25%	–	1.65%	1.63%	8.57%	–	10.10%
	2020	23,185	$1.121	–	$1.253	$28,158	0.25%	–	1.65%	4.59%	6.42%	–	7.92%
	2019	24,774	$1.054	–	$1.161	$27,938	0.25%	–	1.65%	2.38%	19.04%	–	20.71%
	2018	25,018	$0.885	–	$0.962	$23,431	0.25%	–	1.65%	2.24%	-14.78%	–	-13.58%
	2017	25,538	$1.040	–	$1.113	$27,776	0.30%	–	1.28%	2.16%	22.89%	–	24.09%
Mutual of America Investment Corporation Money Market Fund	2021	19,652	$2.258	–	$2.584	$48,530	0.25%	–	1.65%	–	-1.80%	–	-0.42%
	2020	21,297	$2.300	–	$2.595	$53,076	0.25%	–	1.65%	4.22%	-1.36%	–	0.03%
	2019	18,747	$2.332	–	$2.594	$46,728	0.25%	–	1.65%	1.15%	0.35%	–	1.76%
	2018	19,586	$2.324	–	$2.549	$48,175	0.25%	–	1.65%	0.25%	0.04%	–	1.45%
	2017	17,427	$2.326	–	$2.513	$42,335	0.30%	–	1.28%	0.12%	-0.58%	–	0.39%
Mutual of America Investment Corporation Mid-Term Bond Fund	2021	33,335	$2.469	–	$2.824	$90,162	0.25%	–	1.65%	1.30%	-3.62%	–	-2.26%
	2020	35,579	$2.562	–	$2.889	$98,633	0.25%	–	1.65%	3.48%	3.33%	–	4.79%
	2019	36,868	$2.479	–	$2.757	$97,759	0.25%	–	1.65%	2.14%	4.30%	–	5.77%
	2018	38,316	$2.377	–	$2.607	$96,390	0.25%	–	1.65%	2.12%	-1.08%	–	0.32%
	2017	41,388	$2.406	–	$2.599	$104,009	0.30%	–	1.28%	2.14%	1.02%	–	2.00%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation Bond Fund	2021	28,723	$6.693	–	$7.656	$210,823	0.25%	–	1.65%	1.83%	-4.11%	–	-2.76%
	2020	32,025	$6.980	–	$7.873	$241,942	0.25%	–	1.65%	4.55%	4.66%	–	6.13%
	2019	31,672	$6.669	–	$7.418	$225,888	0.25%	–	1.65%	2.54%	5.88%	–	7.38%
	2018	31,755	$6.298	–	$6.909	$211,553	0.25%	–	1.65%	2.64%	-1.48%	–	-0.09%
	2017	35,268	$6.402	–	$6.915	$235,920	0.30%	–	1.28%	2.70%	2.30%	–	3.29%
Mutual of America Investment Corporation Retirement Income Fund	2021	63,060	$1.766	–	$2.001	$121,931	0.25%	–	1.65%	1.33%	3.95%	–	5.42%
	2020	61,936	$1.699	–	$1.899	$113,625	0.25%	–	1.65%	5.80%	5.83%	–	7.33%
	2019	46,261	$1.605	–	$1.769	$79,296	0.25%	–	1.65%	1.70%	10.02%	–	11.57%
	2018	38,030	$1.459	–	$1.585	$58,675	0.25%	–	1.65%	1.71%	-2.82%	–	-1.45%
	2017	37,626	$1.504	–	$1.609	$59,000	0.30%	–	1.28%	1.85%	5.98%	–	7.01%
Mutual of America Investment Corporation 2015 Retirement Fund	2021	49,193	$1.876	–	$2.126	$100,516	0.25%	–	1.65%	1.43%	6.11%	–	7.61%
	2020	52,622	$1.768	–	$1.976	$100,205	0.25%	–	1.65%	5.76%	5.89%	–	7.38%
	2019	59,994	$1.669	–	$1.840	$106,395	0.25%	–	1.65%	2.03%	13.46%	–	15.06%
	2018	62,647	$1.471	–	$1.599	$96,871	0.25%	–	1.65%	1.93%	-4.60%	–	-3.25%
	2017	67,915	$1.545	–	$1.653	$108,885	0.30%	–	1.28%	2.03%	9.23%	–	10.29%
Mutual of America Investment Corporation 2020 Retirement Fund	2021	183,660	$2.000	–	$2.266	$402,579	0.25%	–	1.65%	1.60%	8.01%	–	9.53%
	2020	195,875	$1.851	–	$2.069	$392,629	0.25%	–	1.65%	5.74%	7.33%	–	8.84%
	2019	219,243	$1.725	–	$1.901	$403,635	0.25%	–	1.65%	1.89%	15.61%	–	17.24%
	2018	218,200	$1.492	–	$1.621	$343,350	0.25%	–	1.65%	1.74%	-5.61%	–	-4.28%
	2017	211,957	$1.583	–	$1.694	$349,516	0.30%	–	1.28%	1.68%	11.09%	–	12.17%
Mutual of America Investment Corporation 2025 Retirement Fund	2021	303,485	$2.188	–	$2.480	$729,685	0.25%	–	1.65%	1.69%	10.13%	–	11.68%
	2020	295,246	$1.987	–	$2.221	$636,092	0.25%	–	1.65%	5.57%	8.46%	–	9.99%
	2019	300,993	$1.832	–	$2.019	$589,939	0.25%	–	1.65%	1.71%	17.83%	–	19.50%
	2018	269,340	$1.555	–	$1.690	$442,450	0.25%	–	1.65%	1.58%	-6.77%	–	-5.46%
	2017	242,651	$1.670	–	$1.787	$422,697	0.30%	–	1.28%	1.44%	12.98%	–	14.08%
Mutual of America Investment Corporation 2030 Retirement Fund	2021	278,623	$2.399	–	$2.719	$735,823	0.25%	–	1.65%	1.75%	13.40%	–	15.00%
	2020	264,360	$2.116	–	$2.365	$607,415	0.25%	–	1.65%	5.44%	9.85%	–	11.39%
	2019	257,374	$1.926	–	$2.123	$531,279	0.25%	–	1.65%	1.62%	19.94%	–	21.63%
	2018	226,655	$1.606	–	$1.745	$385,320	0.25%	–	1.65%	1.46%	-8.03%	–	-6.73%
	2017	195,535	$1.749	–	$1.871	$357,226	0.30%	–	1.28%	1.33%	14.54%	–	15.65%
Mutual of America Investment Corporation 2035 Retirement Fund	2021	230,107	$2.510	–	$2.844	$635,605	0.25%	–	1.65%	1.90%	15.91%	–	17.55%
	2020	213,559	$2.165	–	$2.420	$502,035	0.25%	–	1.65%	5.39%	10.77%	–	12.33%
	2019	204,196	$1.955	–	$2.154	$427,813	0.25%	–	1.65%	1.55%	21.59%	–	23.31%
	2018	181,601	$1.608	–	$1.747	$309,256	0.25%	–	1.65%	1.38%	-8.88%	–	-7.59%
	2017	158,860	$1.767	–	$1.891	$293,309	0.30%	–	1.28%	1.25%	15.66%	–	16.78%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation 2040 Retirement Fund	2021	191,116	$2.569	–	$2.911	$539,759	0.25%	–	1.65%	1.91%	17.93%	–	19.59%
	2020	179,745	$2.178	–	$2.434	$424,505	0.25%	–	1.65%	5.29%	11.57%	–	13.15%
	2019	169,814	$1.952	–	$2.152	$354,959	0.25%	–	1.65%	1.52%	22.22%	–	23.94%
	2018	149,577	$1.598	–	$1.736	$252,906	0.25%	–	1.65%	1.35%	-9.45%	–	-8.17%
	2017	130,724	$1.767	–	$1.890	$241,365	0.30%	–	1.28%	1.19%	15.90%	–	17.03%
Mutual of America Investment Corporation 2045 Retirement Fund	2021	208,538	$2.558	–	$2.899	$586,225	0.25%	–	1.65%	1.91%	18.60%	–	20.27%
	2020	197,497	$2.157	–	$2.410	$461,919	0.25%	–	1.65%	5.20%	11.45%	–	13.02%
	2019	187,712	$1.935	–	$2.132	$389,416	0.25%	–	1.65%	1.54%	22.50%	–	24.23%
	2018	168,126	$1.580	–	$1.717	$281,442	0.25%	–	1.65%	1.37%	-9.79%	–	-8.52%
	2017	151,763	$1.754	–	$1.876	$278,527	0.30%	–	1.28%	1.19%	16.13%	–	17.25%
Mutual of America Investment Corporation 2050 Retirement Fund	2021	157,835	$2.500	–	$2.763	$426,367	0.25%	–	1.65%	1.99%	18.85%	–	20.52%
	2020	144,806	$2.104	–	$2.292	$324,700	0.25%	–	1.65%	5.16%	11.54%	–	13.11%
	2019	130,579	$1.886	–	$2.027	$259,381	0.25%	–	1.65%	1.42%	22.61%	–	24.34%
	2018	107,901	$1.538	–	$1.630	$172,834	0.25%	–	1.65%	1.21%	-10.23%	–	-8.96%
	2017	87,469	$1.716	–	$1.791	$154,312	0.30%	–	1.28%	0.96%	16.37%	–	17.50%
Mutual of America Investment Corporation 2055 Retirement Fund	2021	101,489	$1.766	–	$1.892	$188,984	0.25%	–	1.65%	2.02%	19.13%	–	20.80%
	2020	83,004	$1.482	–	$1.567	$128,175	0.25%	–	1.65%	5.06%	12.07%	–	13.65%
	2019	60,857	$1.323	–	$1.378	$82,929	0.25%	–	1.65%	1.04%	22.36%	–	24.09%
	2018	35,135	$1.081	–	$1.111	$38,711	0.25%	–	1.65%	0.59%	-10.37%	–	-9.11%
	2017	14,918	$1.208	–	$1.222	$18,149	0.30%	–	1.28%	–	16.49%	–	17.62%
Mutual of America Investment Corporation 2060 Retirement Fund	2021	4,917	$14.586	–	$15.320	$74,461	0.25%	–	1.65%	2.18%	19.61%	–	21.30%
	2020	3,283	$12.194	–	$12.630	$41,077	0.25%	–	1.65%	5.26%	12.22%	–	13.80%
	2019	1,487	$10.867	–	$11.098	$16,399	0.25%	–	1.65%	0.09%	22.49%	–	24.22%
	2018(1)	239	$8.871	–	$8.934	$2,132	0.25%	–	1.65%(e)	–	-11.29%	–	-10.66%(f)
Mutual of America Investment Corporation 2065 Retirement Fund	2021	649	$14.050	–	$14.332	$9,258	0.25%	–	1.65%	2.85%	19.73%	–	21.42%
	2020(2)	96	$11.735	–	$11.803	$1,129	0.25%	–	1.65%(e)	5.72%(f)	17.35%	–	18.03%(f)
Mutual of America Investment Corporation Conservative Allocation Fund	2021	53,839	$2.338	–	$2.675	$137,749	0.25%	–	1.65%	1.52%	6.05%	–	7.55%
	2020	54,753	$2.205	–	$2.487	$130,508	0.25%	–	1.65%	5.91%	7.53%	–	9.05%
	2019	58,228	$2.051	–	$2.281	$127,091	0.25%	–	1.65%	2.06%	12.12%	–	13.70%
	2018	54,825	$1.829	–	$2.006	$105,697	0.25%	–	1.65%	2.12%	-3.65%	–	-2.29%
	2017	55,502	$1.901	–	$2.053	$109,961	0.30%	–	1.28%	2.12%	7.53%	–	8.58%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Investment Corporation Moderate Allocation Fund	2021	96,777	$3.352	–	$3.834	$355,568	0.25%	–	1.65%	1.72%	12.33%	–	13.91%
	2020	99,023	$2.984	–	$3.366	$319,873	0.25%	–	1.65%	5.81%	9.84%	–	11.39%
	2019	109,083	$2.717	–	$3.022	$316,634	0.25%	–	1.65%	2.02%	17.20%	–	18.85%
	2018	111,392	$2.318	–	$2.542	$272,917	0.25%	–	1.65%	1.89%	-5.98%	–	-4.65%
	2017	112,067	$2.469	–	$2.666	$288,823	0.30%	–	1.28%	1.86%	12.27%	–	13.36%
Mutual of America Investment Corporation Aggressive Allocation Fund	2021	61,315	$4.238	–	$4.847	$284,881	0.25%	–	1.65%	1.90%	16.34%	–	17.98%
	2020	62,482	$3.642	–	$4.108	$246,552	0.25%	–	1.65%	5.55%	11.86%	–	13.44%
	2019	67,361	$3.256	–	$3.622	$234,793	0.25%	–	1.65%	1.91%	20.74%	–	22.44%
	2018	69,318	$2.697	–	$2.958	$197,955	0.25%	–	1.65%	1.71%	-8.66%	–	-7.37%
	2017	72,000	$2.957	–	$3.193	$222,685	0.30%	–	1.28%	1.57%	15.15%	–	16.27%
Mutual of America Variable Insurance Portfolios Equity Index Portfolio	2021	5,885	$13.075	–	$13.075	$76,941	0.90%	–	0.90%	1.28%	27.40%	–	27.40%
	2020(3)	5,895	$10.263	–	$10.263	$60,501	0.90%	–	0.90%(e)	–	15.04%	–	15.04%(f)
Mutual of America Variable Insurance Portfolios All America Portfolio	2021	507	$33.221	–	$33.221	$16,831	0.90%	–	0.90%	0.90%	26.00%	–	26.00%
	2020(3)	522	$26.366	–	$26.366	$13,767	0.90%	–	0.90%(e)	–	14.12%	–	14.12%(f)
Mutual of America Variable Insurance Portfolios Small Cap Value Portfolio	2021	2,823	$3.051	–	$3.051	$8,614	0.90%	–	0.90%	0.93%	30.68%	–	30.68%
	2020(3)	2,171	$2.335	–	$2.335	$5,069	0.90%	–	0.90%(e)	–	-2.85%	–	-2.85%(f)
Mutual of America Variable Insurance Portfolios Small Cap Growth Portfolio	2021	2,819	$4.223	–	$4.223	$11,903	0.90%	–	0.90%	0.08%	9.28%	–	9.28%
	2020(3)	3,054	$3.864	–	$3.864	$11,801	0.90%	–	0.90%(e)	–	38.75%	–	38.75%(f)
Mutual of America Variable Insurance Portfolios Small Cap Equity Index Portfolio	2021	232	$13.903	–	$13.903	$3,230	0.90%	–	0.90%	1.18%	25.44%	–	25.44%
	2020(3)	85	$11.084	–	$11.084	$944	0.90%	–	0.90%(e)	2.07%(e)	10.59%	–	10.59%(f)
Mutual of America Variable Insurance Portfolios Mid Cap Value Portfolio	2021	1,206	$3.255	–	$3.255	$3,925	0.90%	–	0.90%	0.98%	32.71%	–	32.71%
	2020(3)	734	$2.453	–	$2.453	$1,800	0.90%	–	0.90%(e)	–	2.32%	–	2.32%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios Mid-Cap Equity Index Portfolio	2021	5,608	$7.296	–	$7.296	$40,912	0.90%	–	0.90%	1.04%	23.44%	–	23.44%
	2020(3)	5,576	$5.910	–	$5.910	$32,954	0.90%	–	0.90%(e)	–	12.01%	–	12.01%(f)
Mutual of America Variable Insurance Portfolios International Portfolio	2021	611	$1.267	–	$1.267	$775	0.90%	–	0.90%	1.49%	9.54%	–	9.54%
	2020(3)	668	$1.157	–	$1.157	$773	0.90%	–	0.90%(e)	–	7.56%	–	7.56%(f)
Mutual of America Variable Insurance Portfolios Money Market Portfolio	2021	367	$2.343	–	$2.343	$860	0.90%	–	0.90%	–	-1.06%	–	-1.06%
	2020(3)	303	$2.368	–	$2.368	$718	0.90%	–	0.90%(e)	0.27%(e)	-0.56%	–	-0.56%(f)
Mutual of America Variable Insurance Portfolios Mid-Term Bond Portfolio	2021	1,215	$2.571	–	$2.571	$3,125	0.90%	–	0.90%	0.98%	-2.62%	–	-2.62%
	2020(3)	1,353	$2.640	–	$2.640	$3,572	0.90%	–	0.90%(e)	–	3.50%	–	3.50%(f)
Mutual of America Variable Insurance Portfolios Bond Portfolio	2021	993	$6.932	–	$6.932	$6,881	0.90%	–	0.90%	1.46%	-3.39%	–	-3.39%
	2020(3)	1,130	$7.175	–	$7.175	$8,109	0.90%	–	0.90%(e)	–	4.07%	–	4.07%(f)
Mutual of America Variable Insurance Portfolios Retirement Income Portfolio	2021	2,896	$1.845	–	$1.845	$5,343	0.90%	–	0.90%	–	5.10%	–	5.10%
	2020(3)	1,738	$1.755	–	$1.755	$3,051	0.90%	–	0.90%(e)	–	5.98%	–	5.98%(f)
Mutual of America Variable Insurance Portfolios 2015 Retirement Portfolio	2021	3,257	$1.952	–	$1.952	$6,359	0.90%	–	0.90%	–	6.41%	–	6.41%
	2020(3)	3,411	$1.834	–	$1.834	$6,257	0.90%	–	0.90%(e)	–	6.48%	–	6.48%(f)
Mutual of America Variable Insurance Portfolios 2020 Retirement Portfolio	2021	7,803	$2.082	–	$2.082	$16,244	0.90%	–	0.90%	–	8.54%	–	8.54%
	2020(3)	8,667	$1.918	–	$1.918	$16,621	0.90%	–	0.90%(e)	–	7.70%	–	7.70%(f)
Mutual of America Variable Insurance Portfolios 2025 Retirement Portfolio	2021	11,291	$2.286	–	$2.286	$25,810	0.90%	–	0.90%	–	11.15%	–	11.15%
	2020(3)	10,492	$2.057	–	$2.057	$21,579	0.90%	–	0.90%(e)	–	8.72%	–	8.72%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios 2030 Retirement Portfolio	2021	6,659	$2.504	–	$2.504	$16,675	0.90%	–	0.90%	–	14.53%	–	14.53%
	2020(3)	5,448	$2.186	–	$2.186	$11,910	0.90%	–	0.90%(e)	–	9.96%	–	9.96%(f)
Mutual of America Variable Insurance Portfolios 2035 Retirement Portfolio	2021	3,252	$2.610	–	$2.610	$8,488	0.90%	–	0.90%	–	16.50%	–	16.50%
	2020(3)	2,680	$2.240	–	$2.240	$6,004	0.90%	–	0.90%(e)	–	11.06%	–	11.06%(f)
Mutual of America Variable Insurance Portfolios 2040 Retirement Portfolio	2021	3,075	$2.658	–	$2.658	$8,172	0.90%	–	0.90%	–	18.16%	–	18.16%
	2020(3)	2,313	$2.249	–	$2.249	$5,203	0.90%	–	0.90%(e)	–	11.71%	–	11.71%(f)
Mutual of America Variable Insurance Portfolios 2045 Retirement Portfolio	2021	1,516	$2.645	–	$2.645	$4,009	0.90%	–	0.90%	–	18.54%	–	18.54%
	2020(3)	1,254	$2.231	–	$2.231	$2,799	0.90%	–	0.90%(e)	–	11.87%	–	11.87%(f)
Mutual of America Variable Insurance Portfolios 2050 Retirement Portfolio	2021	1,542	$2.586	–	$2.586	$3,988	0.90%	–	0.90%	–	18.87%	–	18.87%
	2020(3)	1,346	$2.176	–	$2.176	$2,929	0.90%	–	0.90%(e)	–	11.97%	–	11.97%(f)
Mutual of America Variable Insurance Portfolios 2055 Retirement Portfolio	2021	496	$1.814	–	$1.814	$899	0.90%	–	0.90%	–	19.13%	–	19.13%
	2020(3)	296	$1.522	–	$1.522	$451	0.90%	–	0.90%(e)	–	11.76%	–	11.76%(f)
Mutual of America Variable Insurance Portfolios 2060 Retirement Portfolio	2021	51	$14.788	–	$14.788	$757	0.90%	–	0.90%	0.01%	19.61%	–	19.61%
	2020(3)	24	$12.363	–	$12.363	$294	0.90%	–	0.90%(e)	–	11.62%	–	11.62%(f)
Mutual of America Variable Insurance Portfolios Conservative Allocation Portfolio	2021	4,041	$2.436	–	$2.436	$9,842	0.90%	–	0.90%	–	7.31%	–	7.31%
	2020(3)	4,268	$2.270	–	$2.270	$9,688	0.90%	–	0.90%(e)	–	7.18%	–	7.18%(f)
Mutual of America Variable Insurance Portfolios Moderate Allocation Portfolio	2021	6,691	$3.482	–	$3.482	$23,298	0.90%	–	0.90%	–	13.67%	–	13.67%
	2020(3)	7,480	$3.063	–	$3.063	$22,912	0.90%	–	0.90%(d)	–	9.17%	–	9.17%(f)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios Aggressive Allocation Portfolio	2021	1,127	$4.398	–	$4.398	$4,958	0.90%	–	0.90%	–	17.38%	–	17.38%
	2020(3)	1,024	$3.746	–	$3.746	$3,835	0.90%	–	0.90%(e)	–	11.57%	–	11.57%(f)
Fidelity VIP Equity-Income Portfolio	2021	2,331	$116.133	–	$132.842	$294,201	0.15%	–	1.55%(g)	1.91%	22.97%	–	24.71%
	2020	2,452	$94.438	–	$106.524	$248,793	0.15%	–	1.55%(g)	1.78%	5.05%	–	6.53%
	2019	2,765	$89.895	–	$99.990	$264,507	0.15%	–	1.55%(g)	2.02%	25.48%	–	27.25%
	2018	2,931	$71.639	–	$78.577	$221,243	0.15%	–	1.55%(g)	2.21%	-9.71%	–	-8.43%
	2017	3,295	$79.454	–	$85.810	$272,702	0.20%	–	1.18%(g)	1.67%	11.58%	–	12.67%
Fidelity VIP Asset Manager Portfolio	2021	2,088	$66.404	–	$75.956	$151,468	0.15%	–	1.55%(g)	1.62%	8.23%	–	9.75%
	2020	2,173	$61.355	–	$69.206	$144,022	0.15%	–	1.55%(g)	1.50%	13.10%	–	14.70%
	2019	2,305	$54.247	–	$60.337	$133,601	0.15%	–	1.55%(g)	1.79%	16.43%	–	18.07%
	2018	2,442	$46.592	–	$51.102	$120,321	0.15%	–	1.55%(g)	1.66%	-6.81%	–	-5.49%
	2017	2,664	$50.068	–	$54.072	$139,400	0.20%	–	1.18%(g)	1.88%	12.78%	–	13.87%
Fidelity VIP Contrafund Portfolio	2021	5,140	$179.302	–	$205.112	$997,802	0.15%	–	1.55%(g)	0.06%	25.87%	–	27.64%
	2020	5,520	$142.452	–	$160.692	$842,249	0.15%	–	1.55%(g)	0.25%	28.56%	–	30.37%
	2019	6,026	$110.807	–	$123.258	$708,397	0.15%	–	1.55%(g)	0.46%	29.55%	–	31.38%
	2018	6,520	$85.530	–	$93.817	$585,864	0.15%	–	1.55%(g)	0.70%	-7.82%	–	-6.52%
	2017	7,275	$92.920	–	$100.357	$702,309	0.20%	–	1.18%(g)	0.99%	20.46%	–	21.63%
Fidelity VIP Mid Cap Portfolio	2021	1,511	$129.167	–	$147.762	$213,306	0.15%	–	1.55%(g)	0.62%	23.67%	–	25.41%
	2020	1,560	$104.445	–	$117.820	$176,069	0.15%	–	1.55%(g)	0.65%	16.37%	–	18.01%
	2019	1,750	$89.751	–	$99.837	$167,912	0.15%	–	1.55%(g)	0.85%	21.55%	–	23.26%
	2018	1,938	$73.839	–	$80.995	$151,213	0.15%	–	1.55%(g)	0.64%	-15.86%	–	-14.67%
	2017	2,087	$87.882	–	$94.916	$191,504	0.20%	–	1.18%(g)	0.70%	19.41%	–	20.56%
Vanguard VIF Diversified Value Portfolio	2021	5,342	$45.892	–	$52.491	$267,558	0.25%	–	1.65%	1.05%	28.33%	–	30.14%
	2020	4,943	$35.761	–	$40.335	$190,958	0.25%	–	1.65%	2.71%	9.95%	–	11.50%
	2019	5,311	$32.525	–	$36.175	$184,493	0.25%	–	1.65%	2.88%	23.64%	–	25.38%
	2018	5,498	$26.306	–	$28.851	$152,752	0.25%	–	1.65%	2.57%	-10.61%	–	-9.35%
	2017	5,964	$29.471	–	$31.826	$183,421	0.30%	–	1.28%	2.77%	11.73%	–	12.81%
Vanguard VIF International Portfolio	2021	7,091	$59.327	–	$67.860	$459,153	0.25%	–	1.65%	0.28%	-3.15%	–	-1.79%
	2020	7,523	$61.258	–	$69.095	$497,107	0.25%	–	1.65%	1.21%	55.00%	–	57.19%
	2019	8,103	$39.521	–	$43.957	$341,897	0.25%	–	1.65%	1.44%	29.07%	–	30.89%
	2018	8,529	$30.620	–	$33.584	$275,834	0.25%	–	1.65%	0.78%	-14.05%	–	-12.84%
	2017	8,881	$35.678	–	$38.529	$330,836	0.30%	–	1.28%	1.06%	40.87%	–	42.24%
Vanguard VIF Real Estate Index Portfolio	2021	2,887	$25.812	–	$28.324	$79,534	0.25%	–	1.65%	1.81%	37.91%	–	39.86%
	2020	2,353	$18.717	–	$20.252	$46,478	0.25%	–	1.65%	2.68%	-6.41%	–	-5.09%
	2019	2,731	$19.998	–	$21.338	$56,987	0.25%	–	1.65%	2.54%	26.70%	–	28.48%
	2018	2,335	$15.784	–	$16.608	$38,054	0.25%	–	1.65%	3.04%	-6.91%	–	-5.59%
	2017	2,544	$16.980	–	$17.592	$44,070	0.30%	–	1.28%	2.57%	3.45%	–	4.46%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Vanguard VIF Total Bond Market Index Portfolio	2021	5,133	$11.017	–	$11.571	$58,576	0.25%	–	1.65%	2.11%	-3.33%	–	-1.96%
	2020	5,642	$11.395	–	$11.802	$65,838	0.25%	–	1.65%	2.05%	5.82%	–	7.31%
	2019	2,864	$10.769	–	$10.998	$31,310	0.25%	–	1.65%	1.32%	6.90%	–	8.40%
	2018(1)	517	$10.074	–	$10.146	$5,230	0.25%	–	1.65%(e)	–	0.74%	–	1.46%(f)
Goldman Sachs VIT Small Cap Equity Insights Fund	2021	730	$13.844	–	$14.339	$10,345	0.25%	–	1.65%	0.58%	21.76%	–	23.48%
	2020	117	$11.370	–	$11.612	$1,350	0.25%	–	1.65%	0.32%	6.81%	–	8.31%
	2019(4)	42	$10.645	–	$10.721	$454	0.25%	–	1.65%(e)	1.00%(f)	6.45%	–	7.21%(f)
Goldman Sachs VIT US Equity Insights Fund	2021	561	$15.839	–	$16.405	$9,105	0.25%	–	1.65%	1.26%	27.29%	–	29.08%
	2020	185	$12.443	–	$12.709	$2,333	0.25%	–	1.65%	1.30%	15.62%	–	17.25%
	2019(4)	54	$10.762	–	$10.839	$580	0.25%	–	1.65%(e)	2.17%(f)	7.62%	–	8.39%(f)
American Century VP Capital Appreciation Fund	2021	4,172	$92.771	–	$106.113	$419,060	0.25%	–	1.65%	–	9.75%	–	11.29%
	2020	4,620	$84.531	–	$95.345	$418,324	0.25%	–	1.65%	0.10%	40.66%	–	42.64%
	2019	5,134	$60.098	–	$66.844	$327,227	0.25%	–	1.65%	0.04%	33.79%	–	35.68%
	2018	5,230	$44.919	–	$49.266	$246,841	0.25%	–	1.65%	–	-6.49%	–	-5.16%
	2017	5,664	$48.104	–	$51.948	$283,204	0.11%	–	1.08%(h)	–	20.64%	–	21.81%
American Funds New World Fund	2021	459	$40.138	–	$44.042	$19,644	0.25%	–	1.65%	1.12%	3.44%	–	4.90%
	2020	441	$38.803	–	$41.986	$18,006	0.25%	–	1.65%	0.24%	21.86%	–	23.58%
	2019	456	$31.841	–	$33.974	$15,145	0.25%	–	1.65%	1.26%	28.54%	–	30.35%
	2018	408	$24.771	–	$26.063	$10,537	0.25%	–	1.65%	1.08%	-16.04%	–	-14.85%
	2017	412	$29.545	–	$30.609	$12,432	0.30%	–	1.28%	1.35%	28.08%	–	29.33%
Calvert VP SRI Balanced Portfolio	2021	18,189	$8.639	–	$9.882	$170,301	0.25%	–	1.65%	1.19%	13.23%	–	14.83%
	2020	18,608	$7.630	–	$8.606	$152,123	0.25%	–	1.65%	1.54%	13.37%	–	14.97%
	2019	18,876	$6.730	–	$7.485	$134,725	0.25%	–	1.65%	1.58%	22.37%	–	24.09%
	2018	18,665	$5.500	–	$6.032	$107,765	0.25%	–	1.65%	1.77%	-4.27%	–	-2.92%
	2017	19,827	$5.753	–	$6.213	$118,495	0.30%	–	1.28%	2.01%	10.58%	–	11.66%
Delaware VIP Small Cap Value Series	2021	1,572	$13.828	–	$14.323	$22,271	0.25%	–	1.65%	0.81%	32.22%	–	34.08%
	2020	167	$10.459	–	$10.682	$1,777	0.25%	–	1.65%	1.13%	-3.51%	–	-2.15%
	2019(4)	61	$10.839	–	$10.916	$670	0.25%	–	1.65%(e)	–	8.39%	–	9.16%(f)
DWS Capital Growth VIP	2021	2,902	$193.395	–	$221.212	$603,704	0.25%	–	1.65%	0.21%	20.77%	–	22.47%
	2020	3,168	$160.137	–	$180.625	$540,459	0.25%	–	1.65%	0.48%	36.77%	–	38.70%
	2019	3,279	$117.087	–	$130.231	$405,229	0.25%	–	1.65%	0.42%	34.89%	–	36.79%
	2018	3,418	$86.800	–	$95.202	$310,322	0.25%	–	1.65%	0.71%	-3.21%	–	-1.85%
	2017	3,533	$89.814	–	$96.992	$328,855	0.30%	–	1.28%	0.71%	24.70%	–	25.91%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Invesco V.I. Main Street Fund	2021	854	$79.564	–	$91.007	$74,471	0.25%	–	1.65%	0.72%	25.48%	–	27.25%
	2020	879	$63.407	–	$71.517	$60,253	0.25%	–	1.65%	1.44%	12.08%	–	13.66%
	2019	1,015	$56.574	–	$62.923	$61,365	0.25%	–	1.65%	1.06%	29.92%	–	31.75%
	2018	996	$43.546	–	$47.759	$45,845	0.25%	–	1.65%	1.16%	-9.40%	–	-8.12%
	2017	1,127	$48.133	–	$51.980	$56,645	0.30%	–	1.28%	1.26%	15.43%	–	16.55%
MFS VIT III Mid Cap Value Portfolio	2021	598	$14.990	–	$15.744	$9,269	0.00%	–	1.40%(i)	1.01%	29.17%	–	30.99%
	2020	235	$11.605	–	$12.019	$2,795	0.00%	–	1.40%(i)	1.17%	2.42%	–	3.87%
	2019	225	$11.330	–	$11.572	$2,586	0.00%	–	1.40%(i)	1.30%	29.30%	–	31.12%
	2018(1)	33	$8.763	–	$8.825	$286	0.00%	–	1.40%(e)(i)	0.90%(f)	-12.37%	–	-11.75%(f)
Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio	2021	731	$15.670	–	$16.230	$11,733	0.25%	–	1.65%	0.47%	21.46%	–	23.17%
	2020	304	$12.902	–	$13.177	$3,976	0.25%	–	1.65%	0.70%	17.61%	–	19.26%
	2019(4)	122	$10.970	–	$11.049	$1,345	0.25%	–	1.65%(e)	0.39%(f)	9.70%	–	10.49%(f)
PIMCO VIT Real Return Portfolio	2021	2,926	$15.872	–	$17.414	$49,448	0.15%	–	1.55%(j)	5.10%	4.14%	–	5.61%
	2020	2,135	$15.241	–	$16.489	$34,308	0.15%	–	1.55%(j)	1.58%	9.84%	–	11.39%
	2019	1,693	$13.876	–	$14.804	$24,543	0.15%	–	1.55%(j)	1.82%	6.94%	–	8.45%
	2018	1,488	$12.975	–	$13.651	$19,945	0.15%	–	1.55%(j)	2.63%	-3.63%	–	-2.27%
	2017	1,495	$13.483	–	$13.967	$20,550	0.20%	–	1.18%(j)	2.53%	2.66%	–	3.65%
T. Rowe Price Blue Chip Growth Portfolio	2021	7,175	$59.406	–	$65.188	$453,847	0.00%	–	1.40%(k)	–	15.99%	–	17.62%
	2020	7,660	$51.219	–	$55.422	$412,756	0.00%	–	1.40%(k)	–	32.41%	–	34.28%
	2019	7,501	$38.681	–	$41.274	$302,160	0.00%	–	1.40%(k)	–	28.08%	–	29.89%
	2018	7,618	$30.200	–	$31.776	$236,924	0.00%	–	1.40%(k)	3.36%	0.05%	–	1.92%
	2017	5,416	$30.093	–	$31.177	$165,895	0.14%	–	1.12%(k)	–	34.64%	–	35.94%
Victory RS Small Cap Growth Equity VIP Series	2021	516	$12.503	–	$12.951	$6,622	0.20%	–	1.60%(l)	–	-11.85%	–	-10.61%
	2020	483	$14.185	–	$14.488	$6,951	0.20%	–	1.60%(l)	–	35.87%	–	37.78%
	2019(4)	63	$10.440	–	$10.515	$657	0.20%	–	1.60%(e)(l)	–	4.40%	–	5.15%(f)

(a)This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(b)
This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
4. Financial Highlights (continued)
(c)
The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(d)
For 2017, excludes Inactive Plans which were effective on July 1, 2017.
(e)
Annualized.
(f)
Not annualized.
(g)
Absent reimbursement by Fidelity, the expense ratio range would have been 0.30% to 1.28% in 2017 and 0.25% to 1.65% in 2021 through 2018.
(h)
Absent reimbursement by American Century, the expense ratio range would have been 0.30% to 1.28% .
(i)
Absent reimbursement by MFS, the expense ratio range would have been 0.25% to 1.65%.
(j)
Absent reimbursement by PIMCO, the expense ratio range would have been 0.30% to 1.28% in 2017 and 0.25% to 1.65% in 2021 through 2018.
(k)
Absent reimbursement by T. Rowe Price, the expense ratio range would have been 0.30% to 1.28% in 2017 and 0.25% to 1.65% in 2021 through 2018.
(l)
Absent reimbursement by Victory, the expense ratio range would have been 0.25% to 1.65%.
(1)
For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.
(2)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(3)
For the period January 24, 2020 (Initial Offering Date of Units) to December 31, 2020.
(4)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.
5. Calculation of Accumulation Unit Values
Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used.
The Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:
(a)
The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by
(b)
1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.
6. Other Matters
During 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021
6. Other Matters (continued)
Management is still monitoring developments relating to COVID-19 and are coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments and general pandemic response best practices.
7. Subsequent Events
Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
Consolidated Statutory Financial Statements
For The Years Ended December 31, 2021, 2020 and 2019
Together With Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT
The Board of Directors
Mutual of America Life Insurance Company:
Opinions
We have audited the consolidated financial statements of Mutual of America Life Insurance Company and subsidiaries (the Company), which comprise the consolidated statutory statements of financial condition as of December 31, 2021 and 2020, and the related consolidated statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, 2020, and 2019, and the related notes to the consolidated financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2021 and 2020, and the results of their operations and their cash flow for each of the years in the three-year period ended December 31, 2021 in accordance with the statutory accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 10.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the consolidated financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of their operations or their cash flows for each of the years in the three-year period ended December 31, 2021.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 10 of the consolidated financial statements, the consolidated financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory accounting practices described in Note 1 and 10 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.
Responsibilities of Management for the Consolidated Financial Statements
Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements
Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
Exercise professional judgment and maintain professional skepticism throughout the audit.
•
Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.
•
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.
•
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.
•
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

New York, New York
March 16, 2022

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION
As of December 31, 2021 and 2020
	2021	2020
ASSETS
Bonds and notes	$8,094,779,871	$8,505,591,147
Common stocks	41,968,614	29,201,192
Cash, cash equivalents and short-term investments	261,179,218	57,992,506
Guaranteed funds transferable	6,052,056	6,932,539
Privately managed investments	267,080,480	-
Real estate	205,811,367	238,884,848
Policy loans	76,807,882	95,285,598
Investment income accrued	87,377,128	78,909,958
Deferred federal income taxes	83,259,549	89,270,558
Other assets	36,852,574	35,081,572
Total General Account assets	9,161,168,739	9,137,149,918
Separate Account assets	19,164,023,760	16,781,187,729
TOTAL ASSETS	$28,325,192,499	$25,918,337,647
LIABILITIES AND SURPLUS
General Account liabilities
Insurance and annuity reserves	$6,667,751,110	$6,716,840,452
Other contract holders liabilities and reserves	10,466,102	7,497,800
Funds withheld	1,202,485,888	1,166,987,550
Interest maintenance reserve	-	11,580,001
Total Other liabilities	409,637,568	395,974,812
Total General Account liabilities	8,290,340,668	8,298,880,615
Separate Account reserves and other liabilities	19,164,023,760	16,781,187,729
Total liabilities before asset valuation reserve	27,454,364,428	25,080,068,344
Asset valuation reserve	108,556,177	108,375,550
Total liabilities	$27,562,920,605	25,188,443,894
SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned surplus	761,121,894	728,743,753
Total surplus	762,271,894	729,893,753
TOTAL LIABILITIES AND SURPLUS	$28,325,192,499	$25,918,337,647
See accompanying notes to statutory-basis financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS
For the Years Ended December 31, 2021, 2020 and 2019
	2021	2020	2019
INCOME
Premium and annuity considerations	$2,364,601,425	$1,086,315,872	$2,552,012,159
Life and disability insurance premiums	8,856,139	8,346,385	8,786,168
Total considerations and premiums	2,373,457,564	1,094,662,257	2,560,798,327
Separate Account investment and administrative fees	135,469,528	111,604,705	110,027,353
Net investment income	256,863,032	299,875,311	330,632,708
Other, net	19,026,106	10,360,007	9,265,861
Total income	2,784,816,230	1,516,502,280	3,010,724,249
DEDUCTIONS
Change in insurance and annuity reserves	(445,169,299)	(1,171,300,488)	487,275,454
Annuity and surrender benefits	2,962,776,635	2,430,327,387	2,256,755,208
Death and disability benefits	6,239,621	6,646,948	5,611,602
Operating expenses	330,474,792	328,348,427	294,145,427
Total deductions	2,854,321,749	1,594,022,274	3,043,787,691
Net (loss) gain before dividends	(69,505,519)	(77,519,994)	(33,063,442)
Dividends to contract holders and policyholders	(51,624)	(53,444)	(57,806)
Net (loss) gain from operations	(69,557,143)	(77,573,438)	(33,121,248)
Federal income tax benefit	-	-	20,586
Net realized capital gains	120,234,116	(40,608,646)	13,455,138
Net (loss) income	50,676,973	(118,182,084)	(19,645,524)
SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	(180,627)	47,001,838	(63,980,623)
Unrealized (depreciation) appreciation	7,360,286	(30,960,498)	53,393,502
Reserve valuation basis	-	-	(43,849,651)
Nonadmitted assets:
Prepaid assets and other, net	(17,515,482)	(11,596,840)	(6,641,490)
Net deferred income tax asset	(6,011,009)	18,908,264	16,292,656
Accounting related to:
Qualified pension plan	-	-	-
Nonqualified deferred compensation plan	-	(5,182,004)	(3,400,000)
Post retirement medical benefit plan	(1,952,000)	(7,507,004)	(21,900,000)
Net change in surplus	32,378,141	(107,518,328)	(89,731,130)
SURPLUS
Beginning of year	729,893,753	837,412,081	927,143,211
End of year	$762,271,894	$729,893,753	$837,412,081
See accompanying notes to statutory-basis financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOW
For the Years Ended December 31, 2021, 2020 and 2019
	2021	2020	2019
Cash flows from operations:
Premium and other income collected	$2,414,028,395	$2,261,063,115	$2,560,779,959
Net investment income	296,863,401	308,010,173	336,214,584
Separate account investment and administrative fees	102,958,043	110,855,513	110,023,784
Benefit payments	(3,040,089,616)	(2,440,356,658)	(2,220,311,130)
Net transfers to separate accounts	413,676,100	296,098,020	(244,666,242)
Investment and operating expenses paid	(367,762,417)	(269,318,073)	(263,388,613)
Other, net	51,371,704	8,955,350	7,730,807
Dividends paid to policyholders	(52,773)	(55,692)	(59,582)
Net cash from operations	(129,007,163)	275,251,748	286,323,567
Cash flows from investments:
Proceeds from investment sold, matured, or repaid:
Bonds and notes	4,551,404,974	2,669,422,905	1,463,155,997
Common stock	14,656,669	447,264,375	279,668,216
Other invested assets	7,548,721	1,313,262	1,451,026
Other	157,205,848	62,151	27,619,749
Total	4,730,816,212	3,118,062,693	1,771,894,988
Cost of investments acquired:
Bonds and notes	(4,094,422,604)	(3,230,615,460)	(1,598,189,689)
Common Stock	(57,190,680)	(138,620,520)	(347,931,229)
Real estate	(42,649,427)	(30,506,974)	(8,360,354)
Privately managed investments	(273,549,727)
Other	11,173,201	(61,218,301)	(5,476,302)
Total	(4,456,639,237)	(3,460,961,255)	(1,959,957,574)
Net change in policy loans	18,478,525	8,671,116	(116,316)
Net cash (used in) from investment activity	292,655,500	(334,227,446)	(188,178,902)
Cash flows from financing and other sources:
Net (withdrawals) deposits on deposit-type contracts	4,888,829	1,107,461	(7,104,672)
Other cash applied	34,649,545	(1,186,115)	(78,539,541)
Net cash used in financing and other sources	39,538,374	(78,654)	(85,644,213)
Net change in cash, cash equivalents and short term investments:	203,186,712	(59,054,352)	12,500,452
Cash, cash equivalents and short term investments:
Beginning of year	57,992,506	117,046,858	104,546,406
End of year	$261,179,218	$57,992,506	$117,046,858
See accompanying notes to statutory-basis financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

December 31, 2021, 2020 and 2019
1. Summary of Significant Accounting Policies
Principles of Consolidation
The accompanying statutory financial statements include the consolidated accounts of Mutual of America Life Insurance Company (“Mutual of America”) and its wholly owned subsidiaries (collectively referred to as the “Company”), as permitted by the New York State Department of Financial Services. Mutual of America Holding Company LLC (“Holdings”) is a wholly owned subsidiary of Mutual of America.  Its purpose is to act as a holding company organization for activities to be carried out by its subsidiary operating companies, which presently consist of Mutual of America Securities LLC (“Securities”), Mutual of America Capital Management LLC (“Capital Management”), 320 Park Analytics LLC (“320 Park”), Mutual of America Real Estate Holdings LLC (“Real Estate Holdings”) and Mutual of America Insurance Agency LLC (“Agency”). Securities, the broker-dealer, is the distributor of the Mutual of America Investment Corporation and the Mutual of America Variable Insurance Portfolios Inc. and the variable insurance contracts offered by Mutual of America. Capital Management is the investment advisor (the “Advisor”) to the General Account of Mutual of America, Mutual of America Investment Corporation (“Investment Corporation”), an affiliate, and Mutual of America Variable Insurance Portfolios Inc., an affiliate. 320 Park provides independent analysis and/or benchmarking services to assist plan sponsors.
Real Estate Holdings is a single member LLC that holds the Company’s interest in the New York Real Estate building in which Mutual of America has a 75% equity ownership interest. 320 Park Avenue LLC is an entity which holds all interests in the New York Real Estate building and 320 Park Avenue Holdings is the respective holding company.
All intercompany balances and transactions have been eliminated in consolidation.
Nature of Operations
Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field and for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.
Basis of Presentation
The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”). Such practices differ from U.S. Generally Accepted Accounting Principles (“GAAP”). The significant variances between such practices and GAAP, although not reasonably determinable, are presumed to be material and are described in Note 10. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.
The National Association of Insurance Commissioners (“NAIC”) has codified Statutory Accounting Principles (“Codification”). The New York Department issued Regulation No. 172 (“Regulation No. 172”), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2021, are reflected in the accompanying consolidated statutory financial statements.
The preparation of the Company’s consolidated statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the consolidated statutory financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves, the valuation of pension and employee benefit plan liabilities and the valuation of deferred tax assets.
Asset Valuations

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Cash, Cash Equivalents and Short-Term Investments - Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Cash equivalents and short-term investment transactions are recorded on a trade date basis.
Bonds and Notes - Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost except those with an NAIC designation of 6 which are carried at the lower of amortized cost or fair value. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. At December 31, 2021, there were six securities with a fair value of $33.6 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized gain of $6.9 million to adjust the carrying value of these securities during 2021. These securities are required to be reported at the lower of amortized cost or fair value. At December 31, 2020, there were six securities with a fair value of $26.6 million that were valued using this methodology. The company recorded an unrealized gain of $1.0 million to adjust the carrying value of these securities during 2020. During 2019 the company recorded an unrealized gain of $ 1.5 million to adjust the carrying value of these securities.
Payment speeds for mortgage-backed and structured securities are based on cash flows obtained from an independent analytic agency and are applied on a quarterly basis.
Losses that are considered to be other than temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, the financial health and specific prospects of the issuer, the likelihood that the Company will be able to collect all of the amounts due according to the contractual terms of the debt security in effect at the time of the acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads, and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If a credit related impairment is determined to be other-than-temporary, a direct write-down is recorded as a realized capital loss whereas interest-related other than temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR) and a new cost basis for the bond is recorded. See Note 20 – Fair Value Measurements, for further discussion on valuation methods for assets and liabilities.
During 2020, management determined that two securities with an unadjusted book value of $60.9 million would not meet their contractual obligation for the payment of principal and interest at maturity and determined that these securities were impaired. These securities were written down to fair value at the date of impairment and the Company recognized a $49.8 million realized capital loss on the write-down which is reflected in the amount of net realized capital losses on the statement of operations. There were no impairments in 2021 and 2019. Additionally, the Company recognized $120.2 million of capital gains not subject to the Interest Maintenance Reserve (IMR) in 2021, $8.2 million of realized capital gains not subject to the IMR during 2020 and $4.9 million of realized capital gains not subject to the IMR in 2019. These gains are reflected in the amount of net realized capital (losses)/ gains on the statement of operations. Of the $120.2 million of capital gains realized in 2021 not subject to the IMR, $113.0 million arose from the partial sale of the Company’s Home Office property, as further discussed in Note 4.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Common Stocks – Common stocks in good standing are stated at fair value. Unrealized gains and losses are recorded directly to unassigned surplus.
Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all common stock issuers not in good standing, as well as common stocks where the fair value is less than 80% of its cost for a continuous nine-month period. The Company writes down common stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer. The Company also considers other qualitative and quantitative factors in its evaluation of other- than-temporary impairments. The Company’s impairment policy for common stock for any position in an unrealized loss position for a continuous twelve-month period is deemed impaired and a new cost basis is established, with a corresponding recognition of a realized capital loss. At December 31, 2021 and 2020, common stocks included $29.6 million and $27.6 million, respectively, invested in a Mutual of America sponsored series of mutual funds. During 2021, the Insurance Company liquidated a portion of the seed money invested in the Mutual of America Small Cap Equity Index and the Mutual of America International funds while the investment manager in the group invested in a mix of fixed income and equity funds sponsored by Mutual of America Investment Corporation. During 2020, the Company liquidated in its entirety its holdings in Large-Cap and Small-Cap Value equity securities, recognizing a net realized capital gain of $7.8 million on the transaction. During 2021, the Company liquidated seed-money investments it had in the Mutual of America Investment Corporation International Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund and the Retirement 2065 Fund and recognized a gain of $5.4 million on these transactions.
Guaranteed Funds Transferable – Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferrable through 2030.
Privately Managed Investments - Privately managed investments consist of investments in privately managed funds sponsored by unaffiliated managers. The funds invest in international transportation infrastructure portfolios of commercial real estate mortgages and portfolios of private placement debt. The Company does not have a direct interest in the underlying assets, but only in the shares of these funds. These investments are carried at underlying audited U.S. GAAP Equity of the investee, on a quarter lag. The Company’s impairment policy for other invested assets is that for any losses that are considered to be other than temporary are recognized in net income when incurred and are reviewed by management monthly. As part of the review process for these securities, there is an impairment identification process utilizing a screening procedure that includes the review of financial information provided by the fund sponsor, including the review of the underlying investments.
Real Estate – Real estate is carried at cost, including capital improvements, net of accumulated depreciation of $246.5 million and $233.6 million at December 31, 2021 and 2020, respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.
Policy Loans – Policy loans are stated at the unpaid principal balance of the loan. During 2021, 2020 and 2019, the Company recognized $0.3 million, $0.1 million, and $0.3 million, respectively of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no additional unrealized losses recorded in 2021, 2020 and 2019.
Other – Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.
Insurance and Annuity Reserves

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.6 billion and $1.5 billion at December 31, 2021 and 2020, respectively, are based on mortality and interest rate assumptions (ranging from 1.50% to 6.50% at December 31, 2021 and 2020), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.
Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2021 and 2020, averaged 1.51% and 1.85%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $4.9 billion and $5.1 billion at December 31, 2021 and 2020, respectively, are subject to discretionary withdrawal at book value.
Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions, and meet statutory requirements.
Effective January 1, 2019, the Company voluntarily lowered the interest rate used to value $505.1 million of fixed interest guarantee annuity contracts issued prior to January 1, 2018. Such contracts, which had valuation rates ranging from 4.25% to 5.25%, were lowered to a valuation interest of 4.00%. The effect of this change was to increase policyholder reserves and reduce statutory surplus by $43.8 million at January 1, 2019.
Reinsurance
Reinsured reserves are accounted for on a funds withheld basis. Under funds withheld, the Company retains the assets reinsured and establishes a liability for the amount of the reinsurance plus any investment activity attributable to the reinsured block of business.
Interest Maintenance and Asset Valuation Reserves
Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations. When cumulative interest rate related losses exceed cumulative interest rate related capital gains within the year, the resulting balance is non-admitted on the statement of financial condition and is charged directly to surplus.
An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.
Separate Account Operations
Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by the Advisor, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2021, 2020 and 2019, such charges were equal to approximately 0.73%, 0.63% and 0.83%, respectively, of total average Separate Account assets. Separate Account charges and investment advisory fees paid to the Advisor are included in the Consolidated Statutory Statement of Operations and Surplus. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
related to the Separate Accounts are combined with the General Account in the accompanying consolidated statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $19.2 billion and $16.8 billion at December 31, 2021 and 2020, respectively are subject to discretionary withdrawal at fair value.
Premiums and Annuity Considerations
All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred.
As more fully described in Note 5, premiums ceded to the reinsurer will be reflected net on the consolidated statutory statement of operations and surplus.
Investment Income and Expenses
General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $2.1 million at both December 31, 2021 and 2020, respectively.
2. Investments
Valuation
The statement and fair values of investments in fixed maturity securities (bonds and notes) at December 31, 2021 and 2020 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.
December 31, 2021 (in millions)	Statement Value	Gross Unrealized		Fair Value
		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$607.0	$8.0	$6.2	$608.8
Commercial mortgage-backed securities	97.2	1.7	1.5	97.4
Other asset-backed securities	–	–	–	–
Total	$704.2	$9.7	$7.7	$706.2
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	1,648.9	36.6	14.2	1,671.3
Obligations of states and political subdivisions	72.7	1.5	0.4	73.8
Debt securities issued by foreign governments	–	–	–	–
Corporate securities	5,677.7	220.1	61.9	5,835.9
Total	$8,103.5	$267.9	$84.2	$8,287.2

	Statement	Gross Unrealized		Fair
December 31, 2020 (in millions)	Value	Gains	Losses	Value
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$627.9	$25.8	$0.4	$653.3
Commercial mortgage- backed securities	7.8	0.2	–	8.0
Other asset-backed securities	–	–	–	0.0
Total	$635.7	$26.0	$0.4	$661.3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
	Statement	Gross Unrealized		Fair
December 31, 2020 (in millions)	Value	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	2,488.7	94.3	4.2	2,578.8
Obligations of states and political subdivisions	–	–	–	–
Debt securities issued by foreign governments	–	–	–	–
Corporate securities	5,466.9	436.5	15.5	5,887.9
Total	$8,591.3	$556.8	$20.1	$9,128.0
The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2021, approximately 100% of the $2.3 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.
Cash equivalents with a statement value and fair value of $201.4 million and $68.3 million at December 31, 2021 and 2020, respectively, and short-term investments with both a statement value and a fair value of $28.1 million and $17.6 million, respectively, are included in the above tables. At December 31, 2021 and 2020, the Company had $4.1 million and $3.5 million, respectively, (par value of $3.6 million at December 31, 2021 and $3.5 million at December 31, 2020) of its long-term fixed maturity securities on deposit with various regulatory agencies.
Fair Value
Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:
•
Level 1 -- quoted prices in active markets for identical securities.
•
Level 2 -- quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•
Level 3 -- significant unobservable inputs (including the assumptions in determining the fair value of investments).
The Company has determined the fair value inputs used to measure all of its assets that are considered financial instruments, which include bonds and notes, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferrable, privately managed investments and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, were determined to be Level 2. Finally, investments that are managed by outside investment advisors and the guaranteed funds transferrable for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities. Investments in mutual funds are excluded from the common stock line in the following table as these are valued at Net Asset Value. The Company had $33.6 million and $26.7 million of bonds and notes measured and reported at fair value as of December 31, 2021 and 2020, respectively which are level 3 investments. The Company had $4.9 million and $29.2 million of common stock measured and reported at fair value as of December 31, 2021 and 2020, respectively, which are Level 1 investments.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
The following tables provide fair value information at December 31, 2021 and 2020, about the Company’s assets that are considered financial instruments:
As of December 31, 2021 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$–	$8,246.9	$33.6	$8,280.5
Common stocks	4.9	–	12.0	16.9
Cash, cash equivalents and short term investments	261.2	–	–	261.2
Policy loans	–	76.8	–	76.8
Guaranteed funds transferrable	–	–	6.1	6.1
Separate Account assets	19,164.0	–	–	19,164.0
Total	$19,430.1	$8,323.7	$51.7	$27,805.5

As of December 31, 2020 Financial Instruments (in millions)	Level1	Level2	Level3	Total
Bonds and notes	$–	$9,021.8	$26.7	$9,048.5
Common stocks	29.2	–	–	29.2
Cash, cash equivalents and short term investments	58.0	–	–	58.0
Policy loans	–	95.3	–	95.3
Guaranteed funds transferrable	–	–	7.3	7.3
Separate Account assets	16,781.5	–	–	16,781.5
Total	$16,868.7	$9,117.1	$34.0	$26,019.8
The fair value of Level 3 bonds increased from $26.7 million at December 31, 2020, to $33.6 million at December 31, 2021, primarily as a result of the change in fair value of Level 3 assets, net of interim paydowns, during the year. The fair value of bonds and notes classified as Level 3 decreased by $4.7 million in 2020 as a result of the redetermination of the fair value, net of paydowns, on these securities during the year. During 2021, the issuers of the two bonds that were impaired in 2020 exchanged those debt instruments for common stock. The first level 3 security with a book value of $1.9 million was exchanged for common stock with a book value of $2.9 million and is classified as a Level 1 asset as of December 31, 2021. This was a non-cash transaction and is excluded from the consolidated statement of cash flows. The second security with an adjusted book value of $12.0 million was exchanged for equity with a book value of $12.0 million at the date of issuance. This security is also classified as a Level 3 asset at December 31, 2021. There were no sales of Level 3 securities in 2021 or 2020. The guaranteed funds transferrable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2021 and 2020.
In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2021 and 2020.
Unrealized Gains and Losses
At December 31, 2021 and 2020, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:
December 31 (in millions)	2021	2020	Change	2020	2019	Change
Common Stock	$7.7	$4.3	$3.4	$4.3	$35.5	$(31.2)
Bonds and notes	(0.5)	(3.9)	3.4	(3.9)	(4.4)	0.5
Other assets	(0.7)	(1.2)	0.5	(1.2)	(0.9)	(0.3)
Net unrealized appreciation (depreciation)	$6.5	$(0.8)	$7.3	$(0.8)	$30.2	$(31.0)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Net unrealized appreciation related to the Company’s bonds, equity securities and other assets increased by $7.3 million during the year. Net unrealized appreciation of $7.7 million related to equity securities at December 31, 2021, consists of $7.7 million of gross unrealized gains and $0 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $4.3 million related to equity securities at December 31, 2020, consisted of $4.4 million of gross unrealized gains and $0.1 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old. At December 31, 2020 net unrealized appreciation related to the Company’s bonds, equity securities and other assets decreased by $31.0 million during the year. Net unrealized appreciation of $35.5 million related to equity securities at December 31, 2019, consisted of $40.1 million of gross unrealized gains and $4.6 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.
The following is an analysis of the fair values and gross unrealized losses as of December 31, 2021 and 2020, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2021 and 2020, were $84.4 million and $20.1 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from general changes in interest rates and credit spread widening and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.
The tables that follow exclude $5.5 billion and $7.7 billion at December 31, 2021 and 2020, respectively, of book value of those fixed maturity securities that are in an unrealized gain position.
December 31, 2021 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage and asset backed securities:	$1,012.9	$16.7	146	$40.8	$2.8	14
Residential mortgage-backed securities	-	-	-	-	-	-
Commercial mortgage-backed securities	75.3	1.6	18	-	-	-
Other asset-backed securities	-	-	-	-	-	-
Total	$1,088.2	$18.3	164	$40.8	$2.8	14
U.S. Treasury securities and obligations of U.S Government corporations and agencies	67.5	1.7	17	13.4	1.3	4
Obligations of states and political subdivisions	31.5	0.5	12
Obligations issued by Foreign governments	2.0	-	1	-	-	-
Corporate Securities	2,184.0	57.4	230	6.5	2.4	2
Total	$3,373.2	$77.9	424	$60.7	$6.5	20

December 31, 2020 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:	$284.1	$6.6	54	$11.2	$4.7	3
Mortgage and asset backed securities:	-	-	-	-	-	-
Residential mortgage-backed securities	03.	-	1	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-
Other asset-backed securities	$284.4	$6.6	55	$11.2	$4.7	3
Total
U.S. Treasury securities and obligations of U.S Government corporations and agencies	322.9	2.4	11	1.3	-	3
Obligations of states and political subdivisions
Corporate Securities	190.1	1.4	12	35.8	5.0	3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
December 31, 2020 ($ in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
Total	$797.4	$10.4	78	$48.3	$9.7	9
Realized Capital Gains and Losses
Net realized capital gains (losses) reflected in the Consolidated Statements of Operations and Surplus for the years ended December 31, 2021, 2020 and 2019 were as follows:
December 31 (in millions)	2021	2020	2019
Common Stock	$4.6	$8.3	$10.5
Sale of 25% equity interest of affiliate	113.8	-	-
Fixed maturities	2.1	(49.1)	3.3
Other assets	(0.3)	(0.2)	(0.3)
Net realized capital gains (losses)	$120.2	$(41.0)	$13.5
At December 31, 2021 and 2020, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $2.5 billion and $2.8 billion, and $2.5 billion and $3.3 billion, respectively, of which approximately 99% in both 2021 and 2020 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.
Sales of investments, including maturities paydowns and calls, in fixed maturity securities resulted in ($10.3) million of net interest rate related losses and $14.9 million of net interest rate related gains and $3.5 million of net interest rate related gains being accumulated in the IMR in 2021, 2020 and 2019, respectively, as follows:
December 31 (in millions)	2021	2020	2019
Fixed maturity securities
Proceeds	$4,488.3	$1,521.7	$628.6
Gross realized gains	30.0	23.2	9.5
Gross realized losses	(40.3)	(8.3)	(6.0)
During 2021, 2020 and 2019, $12.8 million, $16.1 million and $12.9 million, respectively, of the IMR was amortized and included in net investment income.
Sales of investments in equity securities resulted in $5.4 million, $8.3 million and $10.5 of net capital gains in 2021, 2020 and 2019, respectively, being recognized in net income as follows:
December 31 (in millions)	2021	2020	2019
Equity securities
Proceeds	$24.8	$470.4	$279.7
Gross realized gains	5.4	44.6	27.6
Gross realized losses	–	(36.3)	(17.1)
Maturities
The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2021, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
December 31, 2021 (in millions)	Statement Value	Fair Value
Due in one year or less	$581.8	$588.6
Due after one year through five years	2,395.5	2,500.4
Due after five years through 10 years	2,741.3	2,836.2
Due after 10 years	2,376.2	2,355.2
Total	8,094.8	8,280.4
3. Guaranteed Funds Transferable.
In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.
The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $6.1 million and $6.9 million at December 31, 2021 and 2020, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $0.2 million, $0.7 million, and $0.7 million in 2021, 2020 and 2019, respectively, and are included in net investment income.
4. Real Estate
Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $11.4 million in both 2021 and 2020 and $10.1 million in 2019.
During 2021, the Company formed a new subsidiary, 320 Park Avenue LLC (a wholly owned subsidiary of 320 Park Avenue Holdings LLC) and contributed 100% of its interest in its Home office property to the new subsidiary. The value of the contribution was the net book value of the building as of November 30, 2021. On December 20, 2021 the Company sold a 25% equity interest in 320 Park Avenue Holdings LLC to an unrelated third party for approximately $187.5 million in net cash consideration. As a result of the sale, a gain of approximately $113 million was recorded for the year ended December 31, 2021. The gain is reflected within net realized capital gains and losses on the consolidated statements of operations and surplus.
5. Reinsurance
The Company entered into a 50% Coinsurance and Modified Coinsurance (“Modco”) Agreement, effective, December 31, 2020. The reinsurance covers approximately one-half of the 3% guarantee business in the General Account and the Separate Account accumulations that have a 3% General Account minimum interest guarantee associated with that contract. Investors in the Separate Accounts are able to transfer their accumulations to the General Account at any time without penalties. Contract holders are eligible to withdraw their accumulations at any time without market value adjustment.
The general account business was structured as a 50% quota share coinsurance arrangement pertaining to approximately $1.169 billion of General Account reserves. As part of the Reinsurance Agreement, the Company segregated $1.162 billion of assets comprised of corporate bonds and mortgage-backed securities and an additional $6.9 million in contract loans for those contracts that have a loan provision, which approximates one-half of the 3% business to a Reinsurance funds withheld account (non-cash transactions). While the assets will continue to be maintained and reported on the Company’s consolidated statements of financial condition, the reinsurer will receive the investment income and realized gains and losses from those assets while the Company receives the 3% credited on the General Account business ceded and an expense load per person to cover the expense of administering the business. The expense load will be recognized as other income on the consolidated statutory statements of operations and surplus.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
The Separate Account business is in the form of a 50% quota share modified coinsurance agreement covering approximately $1.0 billion of separate account reserves that represent approximately one-half of the 3% business. The Company will provide to the reinsurer Separate Account fees for the quota share portion of the reinsured business and will be reflected in the consolidated statutory statements of operations and surplus
In the event that the reinsurer does not meet their obligations under the terms of the reinsurance agreement, reinsurance recoverable balances could become uncollectible. Mutual of America still has the primary responsibility for the payment of benefits as the reinsurance agreement does not discharge the Company’s obligation as primary insurer. Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish the reinsurance and evaluates the financial strength of the reinsurer.
For the year ended December 31, 2021, reinsurance amounts is as follows:

December 31, 2021 (in millions)	Value
Beginning of Period - Reserves Ceded	1,167.0
Premiums	36.4
Net Transfers	4.8
Benefits	(89.7)
Reserve Change	1.0
General Account Fees	(0.2)
Interest Credits	34.4
Policy Loan Cancelation	(1.2)
End of Period - Reserves Ceded	1,152.5
Net activity under the reinsurance agreement is reflected in the Funds Withheld liability in the consolidated statement of financial position.
6. Pension Plan And Postretirement Benefits
Pension Benefit and Other Benefit Plans
The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.
The Company also has two other defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier. The postretirement benefit plan expense required to be recorded under these plans was $41.4 million, $30.4 million, and $24.2 million in 2021, 2020 and 2019, respectively.
As of January 1, 2021 and 2020, the Company recognized the following liabilities in the financial statements (in millions):

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
	Pension Benefits		Other Benefits
	2021	2020	2021	2020
Transition Liability	$8.7	$9.9	$8.1	$7.8
Accrued Benefit Cost	64.3	36.1	215.1	201.0
Funded Status	$73.0	$46.0	$223.2	$208.8
For other benefits, as of January 1, 2021 and 2020 the Company had total recognized liabilities of $158.8 million and $141.3 million, respectively, for the postretirement medical plans and $64.4 million and $67.5 million, respectively, for the nonqualified deferred compensation plans. The $158.8 million and $141.3 million recognized liability for the postretirement medical plans at January 1, 2021 and 2020 consisted of an unamortized transition liability of $5.5 million and $5.6 million respectively, and an accrued benefit cost of $153.3million and $135.7 million, respectively. For the nonqualified deferred compensation plan, the recognized liability at January 1, 2021 and 2020 consisted of an unamortized transition liability of $2.6 million and $2.2 million, and an accrued benefit cost of $61.8 million and $65.3 million, respectively.
The minimum required amortization of the unrecognized transition liabilities is as follows (in millions):
Date	Pension Benefits	Other Benefits
12/31/2021	$8.7	$8.1
12/31/2022	-	5.6
12/31/2023	-	-
Total	$8.7	$13.7
The expected amortization of the unrecognized transition liability will be $5.6 million for the postretirement medical plan and nothing for the non-qualified deferred compensation plan per year through no later than 2023. There was an additional charge to surplus for the post-retirement medical plan of $1.9 million and $7.5 million in 2021 and 2020, respectively, and no additional charge to surplus for the non-qualified deferred compensation plan in 2021 and a charge of $5.2 million in 2020.
The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2021 and 2020 (in millions):
	Pension Benefits		Other Benefits
	2021	2020	2021	2020
Accumulated Benefit Obligation	$315.2	$309.1	$29.0	$43.6
Projected Benefit Obligation	$402.1	$392.4	$211.1	$226.3
Plan Assets at Fair Value	367.5	334.3	-	-
Funded Status	$(34.6)	$(58.1)	$(211.1)	$(226.3)
Accrued Benefit Cost	34.6	64.3	207.4	215.1
Additional Surplus Charge greater than minimum	-	-	-	11.2
Unrecognized items	$(0.0)	$6.2	$(3.7)	$(0.0)
Prior Service Costs	$-	$-	$6.3	$7.3
Unrecognized (Losses) Gains	(107.7)	(126.8)	(82.1)	(94.0)
Additional Surplus Charge Beyond Minimum	-	-	72.1	-
Transition asset	107.7	126.8	-	75.5
Total Unrecognized Liability	$-	$-	$(3.7)	$(11.2)
The components of net periodic benefit costs as calculated in the January 1, 2021, 2020, and 2019 plan valuations are as follows:

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
	Pension Benefits			Other Benefits
December 31 (in millions)	2021	2020	2019	2021	2020	2019
Service costs	$19.8	$19.0	$16.6	$7.9	$7.1	$6.2
Interest cost on Projected Benefit Obligation (PBO)	10.3	11.7	14.6	6.4	6.9	7.6
Expected return on plan assets	(29.1)	(28.0)	(25.8)	-	-	-
Prior services costs	-	-	-	(1.0)	(1.0)	(0.8)
Settlement	11.7	29.5	-	20.5	10.2	6.4
Amortization of unrecognized net loss (gain)	7.9	11.1	11.7	7.6	7.2	4.8
Net benefit expense	$20.6	$43.3	$17.1	$41.4	$30.4	$24.2
During 2021, 2020, and 2019 pension expense for the non-qualified deferred compensation plan included $20.5 million, $10.2 million, and $6.4 million of settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during those years exceeding the plans interest and service cost.
The changes in the PBO and plan assets are as follows:
	Pension Benefits		Other Benefits
December 31 (in millions)	2021	2020	2021	2020
Change in PBO
PBO, beginning of the year	$392.4	$393.8	$226.3	$218.2
Service costs	19.8	19.0	7.9	7.1
Interest costs	10.3	11.7	6.4	6.9
Change in assumptions/plan amendments	14.8	18.3	(6.8)	12.6
Actuarial loss (gain)	17.1	36.5	23.0	10.5
Benefits and expenses paid	(52.3)	(86.9)	(45.7)	(29.0)
PBO, end of year	$402.1	$392.4	$211.1	$226.3

	Pension Benefits		Other Benefits
December 31 (in millions)	2021	2020	2021	2020
Change in Plan Assets
Plan assets, beginning of the year	$334.3	$352.2	–	–
Employer contributions	25.0	15.0	–	–
Return on plan assets	60.5	54.0	–	–
Benefits and expenses paid	(52.3)	(86.9)	–	–
Plan assets, end of year	$367.5	$334.3	–	–
Plan assets (lower than) PBO	$(34.6)	$(58.1)	$(211.1)	$ (226.3)
At December 31, 2021 and 2020, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account, and consisted of approximately 81.8 % in equity investments and 18.2% in fixed-income investments and 81.1% in equity and 18.9% in fixed-income investments, respectively. A distribution of plan assets by investment objective as of December 31, 2021 and 2020 are as follows:
December 31, (in millions)	2021	2020
Fixed Income Funds	$60.7	$58.8
Equity Funds:
Index	167.2	153.4
Growth	78.6	69.4
Balanced	55.0	48.5
Total Level 1 Investments	$361.5	$330.1
General Account	6.0	4.2
Total plan assets	$367.5	$334.3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value, and are considered to be cash equivalents that are not subject to fair value evaluation.
The Company made contributions to its defined benefit pension plan of $25.0 million in 2021, $15.0 million in 2020 and $25.0 million in 2019. The Company estimates that it will contribute at least $15.0 million to this plan in 2022. Benefits expected to be paid from this plan total $32.7 million in 2022, $25.0 million in 2023, $24.8 million in 2024, $27.2 million in 2025 and $31.2 million in 2026. The aggregate benefits expected to be paid in 2027 through 2031 total approximately $162.7 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2021.
The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:
	Pension Benefits			Postretirement Medical			Non Qualified Deferred Compensation
Weighted average Assumptions at December 31	2021	2020	2019	2021	2020	2019	2021	2020	2019
Discount rate	2.90	2.50%	3.00%	3.10	2.90%	3.40%	2.70	2.20%	2.80%
Rate of compensation increase	4.00	4.00%	4.00%	4.00	4.00%	4.00%	5.00	5.00%	5.00%
Expected return on plan assets	8.50	8.50%	8.50%	-	-	-	-	-	-
The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.00%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 2.50% was selected taking into account historical inflation data and future inflation expectations.
The health care cost trend rate assumption impacts the amounts reported for the postretirement benefit plans. The assumption is 4.8% for 2022 and beyond. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $11.8 million in 2022, $9.8 million in 2023, $10.7 million in 2024, $14.0 million in 2025 and $13.3 million in 2026. Aggregated benefits expected to be paid in the period 2027 through 2031 total approximately $72.9 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2021.
Savings and Other Incentive Plans
All employees may participate in a Company sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $3.2 million in 2021, 2020, and 2019, respectively. In December 2021, Mutual of America converted their savings plan from a variable insurance contract underwritten by the life insurance company to an investment contract offered under Mutual of America’s Net Asset Value (NAV) model. Included in annuity and surrender benefits is approximately $440 million of benefits representing the termination of the variable insurance contract.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $13.5 million, $13.2 million, and $13.9 million for December 31, 2021, 2020, and 2019, respectively. At December 31, 2021 and 2020, the accrued liability related to these plans was $24.7 and $24.4 million, respectively.
7. Commitments And Contingencies
Rental expenses approximated $23.7 million, $21.8 million, and $26.4 million as of December 31, 2021, 2020, and 2019, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $6.1 million in 2022; $4.5 million in 2023; $3.7 million in 2024; $2.7 million in 2025; $1.8 million in 2026 and $2.6 million in 2027 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.
During 2021, the Company entered into agreements with several unrelated investment managers to invest up to $750 million of General account assets in privately managed investments. Through December 31, the Company has funded approximately $267 million of this commitment and have a remaining commitment of approximately $483 million that will be funded in 2022.
The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.
8. Federal Income Taxes
Mutual of America adopted SSAP No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities.
The change in Mutual of America’s net Admitted DTA must be recorded as a separate component of gains and losses in surplus. Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk-based capital ratio exceeding certain thresholds.
A reconciliation of the income tax benefit recognized in the Company’s consolidated statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 21% in 2021, 2020, and 2019 to net gain from operations before federal income taxes follows:
December 31 (in millions)	2021	2020	2019
Net (Loss) Gain from Operations	$(69.5)	$(77.5)	$(33.1)
Statutory rate	21%	21%	21%
Tax at statutory rate	(14.6)	(16.3)	(7.0)
Investment Items	12.1	(9.6)	3.4
Expense Items	15.3	(20.9)	(19.4)
Net operating loss related to Dividend Received Deduction	-	-	(1.8)
Nonadmitted Assets	-	(2.0)	(1.4)
Prior year true-up	-	4.6	2.5
Other	0.1	-	(3.7)
Change in Contingency Reserve	(4.1)	-	-
Valuation Allowance	23.5	167.7	-
Total Income Tax Expense / (Benefit)	$32.3	$123.5	$(27.4)
Income Tax Benefit (Expense):

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
December 31 (in millions)	2021	2020	2019
Current - Consolidated	$-	$-	$-
Deferred - Non-Insurance Companies	-	-	-
Income Tax Benefit on Operating Earnings	$-	$-	$-
Deferred Federal Income Tax, in Surplus	$32.3	$123.5	$(27.4)
Total Income Tax Expense / (Benefit)	$32.3	$123.5	$(27.4)
The federal income tax expense of $32.3 million in 2021, expense of $123.5 million in 2020, and benefit of ($27.4) million in 2019, respectively relates primarily to the change in the deferred income tax incurred by Mutual of America.
The components of the net DTA recognized in the Company’s consolidated statement of financial condition are as follows:
December 31 (in millions)	2021	2020
Total gross DTAs excluding unrealized (gains) losses	$334.6	$390.1
Statutory valuation allowance adjustment	(191.3)	(167.6)
Total adjusted gross DTAs excluding unrealized (gains) losses	$143.3	$222.5
Total gross DTLs excluding unrealized (gains) losses	(58.4)	(105.3)
Mutual of America's net DTA	84.9	117.2
Tax effect of unrealized (gains) losses	(1.6)	(0.1)
DTA nonadmitted	-	(27.8)
Total net admitted DTA	83.3	89.3
The Company has evaluated all sources of negative and positive evidence, including the 3-year cumulative loss, future reversing taxable temporary differences, and other objectively verifiable future sources of income as of December 31, 2021 balance sheet date. On the basis of this evaluation, the Company has recorded an additional charge of $23.5M against its net deferred tax asset as of December 31, 2021. The Company will continue to analyze the valuation allowance on a quarterly basis.
As of December 31, 2021, Mutual of America’s gross DTA, excluding the tax effect of unrealized (gains) losses, of $334.6 million, consisted of $322.6 million of ordinary DTAs and $12.0 million of capital DTAs. The net decrease in the net DTA was $32.2 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA decreased by $6.1 million during 2021.
The Company claims the separate account dividend received deduction. The impact of the separate account dividend received deduction (“SADRD”) is to reduce the Company’s overall effective tax rate compared to the U.S. statutory tax rate of 21%. For years prior to the effective date of Tax Cuts and Jobs Act (“TCJA”), there was a degree of uncertainty regarding the computational aspects of the Company’s SADRD for assets held in connection with variable annuity contracts because final regulations have not been issued by the IRS. The TCJA changed the life insurance company proration rules for the DRD by changing the company share to 70% and the policyholder share to 30% for tax years beginning after December 31, 2017. Due to this change, there is no exposure to the SADRD for years 2018 and forward. Additionally, since the 2017 return’s statute of limitation has expired in 2021, and it was the last year where short-term capital gain in the computation of the company share percentage impacted the Company’s SADRD, the corresponding change in contingency reserve of $4.1M against the financial statement’s net operating loss (NOL) was released in the 2021 Year-End Provision.
The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, non-admitted assets, and net operating loss carryforwards. Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
business. The transition rules along with the reduced federal income tax rate under TCJA will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a consolidated federal income tax of zero in 2021, 2020, and 2019. As of December 31, 2021, the Company had net operating loss carryforwards of approximately $273.4 million, of which $226.7 million are expiring at various dates between 2022 and 2032 and $46.7 million has no expiration, but its utilization is limited to 80% of taxable income.
During the year ended December 31, 2020, the Company recognized an expense of $49.8 million related to the bond impairment reflected on the statutory financials. For tax purposes, the impairment loss cannot be recognized until the security is either disposed of or matures. During 2021, the related securities underwent restructuring transactions which resulted in the bonds being converted to equities. As the original securities were disposed of in 2021, a tax loss of $49.8 million was recognized in the 2021 federal income tax provision.
The transactions noted above, along with other capital tax activity have generated a capital loss of $39.6 million in 2021. Such capital loss can be carried back to 2019 and 2020 to offset the capital gain generated in those two years, and to free up the regular net operating loss carryforwards that were previously utilized to offset those capital gains
Throughout the course of the year, the Company formed several U.S. GAAP subsidiaries in connection with the partial sale of the building located at 320 Park Avenue New York,
Mutual of America files a separate federal income tax return and files income tax returns in various states.
9. Fair Value Of Financial Instruments
The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.
Bonds and Notes and Common Stock – Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization. Common stock amounts exclude investments in mutual funds as these are reported at Net Asset Value.
Cash, Cash Equivalents and Short-Term Investments – The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.
Guaranteed Funds Transferable – Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.
Privately managed investments – privately managed investments are stated at our underlying share of the U.S. GAAP equity of the investee on a quarter lag, which approximates fair value.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Policy Loans – The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.
10. Significant Differences Between Statutory Accounting Practices And Generally Accepted Accounting Principles (Gaap)
The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (“Statutory Accounting”), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.
Asset Valuations and Investment Income Recognition
GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading, whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity, whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.
GAAP requires that unrealized gains and losses arising from the change in fair value of equity securities be reflected as a component of investment income whereas for statutory accounting unrealized gains and losses are reflected as a component of the change in surplus.
Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting. Additionally, if realized capital losses exceed realized capital gains accumulated in the IMR, then the accumulated balance is removed from the consolidated statement of financial condition by a direct charge to surplus.
A general formula-based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.
For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.
Policy Acquisition Costs
Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.
Insurance and Annuity Reserves
Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Under GAAP, mortality and morbidity assumptions are based on Company experience.
Under statutory accounting practices, reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance recoverable.
Premium Recognition

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021, 2020 and 2019
Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.
Deferred Income Taxes
GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.
Statements of Cash Flow
The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.
11. Subsequent Events
In January 2022, the Company received all regulatory approvals necessary to establish Mutual of America Reinsurance Bermuda Ltd or “MOA Bermuda”, a reinsurer organized and domiciled in Hamilton Bermuda.
Operations of the MOA Bermuda is anticipated to commence in the second quarter of 2022. The Company’s purpose in setting up a Bermuda Reinsurance Captive is to optimize surplus, manage risk and to provide additional capacity for future growth. Upon final formation, the entity will be a direct subsidiary of the Mutual of America.
The Company has evaluated subsequent events through March 16, 2022, the date the financial statements were available to be issued, and no additional events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure in the accompanying financial statements.

PART C
OTHER INFORMATION
Item 27. Exhibits
(a)	Copy of the resolution of the depositor establishing the registrant.
(b)	Custodial Agreement, dated September 10, 2020, by and between Mutual of America Life Insurance Company and Mid Atlantic Trust Company.
(c)	Agreement by and between Mutual of America Life Insurance Company and Mutual of America Securities LLC, dated September 30, 2020.
(d)(1)(i)	Form of Group Annuity Contract - 403(b) Thrift.
(d)(1)(ii)	Form of Group Annuity Contract - 403(b) - Amendment.
(d)(2)	Form of Group Annuity Contract - Defined Contribution.
(e)(1)	Form of Group Annuity Application - 403(b) Thrift.
(e)(2)	Form of Group Annuity Application - Defined Contribution.
(f)(1)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010.
(f)(2)	Bylaws of Mutual of America Life Insurance Company.
(g)	Not Applicable.
(h)(1)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001.
(h)(1)(ii)
Amendment to Amended and Restated Participation Agreements between Scudder Variable Life
Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance
Company and the American Life Insurance Company of New York dated as of April 12, 2007.

(h)(1)(iii)
Amendment to Amended and Restated Participation Agreements between Scudder Variable Life
Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance
Company and the American Life Insurance Company of New York, dated as of October 1, 2007.

(h)(2)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988.
(h)(2)(ii)
Amendment No. 1 to the Fund Participation Agreement - Separate Account No.  2 between Mutual of
America Life Insurance Company, Investors Research Corporation and TCI Portfolios,  Inc., dated as of May 1, 1989.

(h)(2)(iii)
Amendment No. 2 to the Fund Participation Agreement - Separate Account No.  2 between Mutual of
America Life Insurance Company, American Century Variable Portfolios,  Inc., and American Century
Investment Management, Inc., dated as of January 3, 2000.

(h)(2)(iv)
Amendment No. 3 to the Fund Participation Agreement - Separate Account No.  2 between Mutual of
America Life Insurance Company, American Century Variable Portfolios,  Inc., and American Century
Investment Management, Inc., dated as of January 2, 2002.

(h)(2)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007.
(h)(2)(vi)
Amendment No.4 to the Fund Participation Agreements between Mutual of America Life Insurance
Company, American Century Variable Portfolios,  Inc., and American Century Investment
Management, Inc., dated as of December 22, 2004.

(h)(2)(vii)
Amendment No.  5 to the Fund Participation Agreement between Mutual of America Life Insurance
Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012.

(h)(2)(viii)
Amendment No.  6 to the Fund Participation Agreement between Mutual of America Life Insurance
Company, American Century Variable Portfolios, Inc., American Century Investment Management,
Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of
October 1, 2017.

(h)(3)(i)
Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable
Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America
Life Insurance Company, dated as of October 17, 2012.

(h)(3)(ii)
Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard
Group,  Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company,
effective as of October 1, 2007.

(h)(3)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016.
(h)(4)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001.
(h)(4)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007.
(h)(4)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016.
(h)(4)(iv)
Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc.,
Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of
September 19, 2019.

(h)(5)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005.
(h)(5)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007.
(h)(5)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017.
(h)(6)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005.
(h)(6)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007.
(h)(6)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019.
(h)(7)
Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life
Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital
Research and Management Company, and the American Funds Insurance Series, dated as of
April 10, 2013.

(h)(8)
Participation Agreement and ancillary agreements among Mutual of America Life Insurance
Company and PIMCO Variable Insurance Trust, PIMCO Equity Series  VIT, and PIMCO Investments
LLC, dated as of April 11, 2013.

(h)(9)(i)
Participation Agreement and ancillary agreements between T. Rowe Price Equity Series,  Inc., T.
Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of
April 11, 2013.

(h)(9)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013.

(h)(10)(i)
Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS
Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors,
Inc., dated as of May 1, 2018.

(h)(10)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018.
(h)(10)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018.
(h)(11)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019.
(h)(12)(i)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019.
(h)(12)(ii)	Amendment to Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of March 11, 2020.
(h)(13)
Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc.,
Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of
April 5, 2019.

(h)(14)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019.
(i)	Not Applicable.
(j)	Not Applicable.
(k)	Opinion and consent of counsel as to the legality of the securities being registered.
(l)(1)(i)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2.
(l)(1)(ii)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company.
(l)(2)(i)(a)	Powers of Attorney of Directors.
(l)(2)(i)(b)	Powers of Attorney of Directors.
(l)(2)(ii)	Powers of Attorney of Officers
(m)	Not Applicable.
(n)	Not Applicable.
(o)	Initial Summary Prospectus for New Investors of Thrift Contracts.

Item 28. Directors and Officers of the Depositor
Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
James J. Roth	Director, Senior Executive Vice President and General Counsel
Rosemary T. Berkery	Director
Gwendolyn Hatten Butler	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Senator Connie Mack	Director
Debra Cruz	Senior Vice President, Customer Experience Management
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
Paula A. Price	Director
General Dennis J. Reimer	Director
Officers-Directors
Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer
James J. Roth	Director, Senior Executive Vice President and General Counsel
Other Officers
Name and Principal Business Address*	Positions and Offices With Depositor
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Executive Vice President and Chief Actuary
Cynthia G. Banks	Senior Vice President, National Accounts
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Real Estate and Payroll
John P. Clare	Senior Vice President, Corporate and Operational Communications
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Infrastructure and Operations
Debra Cruz	Senior Vice President, Customer Experience Management
Nicholas S. Curabba	Senior Vice President, Associate General Counsel and Corporate Secretary
Jason D'Angelo	Executive Vice President and Deputy General Counsel
Jeffrey W. Donaldson	Senior Executive Vice President, Head of Technology and Chief Digital Officer
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Tara Favors	Executive Vice President and Chief Human Resources Officer
Neal S. Goldstein	Executive Vice President and Chief Technology Officer
Aferdita Gutierrez	Executive Vice President, Deputy Treasurer
Kim M. Hughes	Senior Vice President, Strategic Marketing Communications
Joseph Hummel	Executive Vice President, External Affairs
Lydia Kieser	Senior Vice President, Application Services
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services and Chief Privacy Officer
Lisa M. Loughry	Executive Vice President, National Accounts

Name and Principal Business Address*	Positions and Offices With Depositor
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Bhavisha Modi	Senior Vice President, Enterprise Risk Management
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Executive Vice President, Administrative Operations
Thomasin R. Mullen	Executive Vice President, Corporate and Marketing Communications
Paul O’Hara	Senior Vice President, Research and Competition
James J. Roth	Senior Executive Vice President and General Counsel
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Steven G. Sacchi	Senior Vice President, Procurement
William Sample	Senior Vice President and Corporate Actuary
Sonia Samuels	Executive Vice President and Chief Information Officer
Brian Q. Severin	Senior Executive Vice President, Chief Marketing Officer
Subhang Shah	Executive Vice President and Deputy Chief Information Officer
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.
As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.
Mutual of America wholly owns the following companies:
•
Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and
•
Mutual of America Foundation, a New York not-for-profit corporation.
Mutual of America Holding Company LLC wholly owns the following companies:
•
Mutual of America Securities LLC, a Delaware limited liability company,
•
Mutual of America Capital Management LLC, a Delaware limited liability company,
•
320 Park Analytics LLC, a Delaware limited liability company, and
•
Mutual of America Insurance Agency LLC, a Delaware limited liability company.
Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.
Mutual of America, through its separate accounts, owns a significant portion of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.
Item 30. Indemnification
Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.
By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.
Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.
Item 31. Principal Underwriters

(a) Mutual of America Securities LLC (“Securities LLC”), the principal underwriter of the Registrant, also acts as principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Inc., and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.
(b) The name, principal business address and position of each senior officer and manager of Securities LLC are as follows:
Board of Managers
Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	Chairman
Christoper Bailey	Manager
Chris W. Festog	Manager
Joseph Gaffoglio	Manager
Sonia Samuels	Manager

Officers
Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	Chairman, President and CEO
James J. Roth	Senior Executive Vice President and General Counsel
Christopher Bailey	Executive Vice President, Sales Operations
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Christopher M. Miseo	Senior Vice President, Chief Financial Officer and Treasurer
Paul F. Stephen	Senior Vice President and Controller
Vincent R. FitzPatrick III	Vice President, Associate General Counsel, and Corporate Secretary

*The business address of all officers is 320 Park Avenue, New York, New York 10022-6839. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.
(c) The principal underwriter receives no commissions from the registrant for its services in distributing the variable insurance contracts. Pursuant to a Distribution Agreement between Securities LLC and the Depositor, the Depositor covers the expenses incurred by Securities LLC to distribute the Contracts.
Item 32. Location of Accounts and Records.
Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.
Item 33. Management Services.
Not applicable.
Item 34. Fee Representation
The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 29th of April, 2022.
MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)
MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)
By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2022.
PRINCIPAL EXECUTIVE OFFICER:
*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:
*
Chris Festog
Senior Executive Vice President and Chief Financial Officer (Chief Accounting Officer)

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2022.
Signatures	Title
*	Chairman of the Board, President and Chief Executive Officer
John R. Greed
*	Senior Executive Vice President and General Counsel; Director
James J. Roth
*	Director
Rosemary T. Berkery
*	Director
Gwendolyn Hatten Butler
*	Director
Kimberly A. Casiano
*	Director
Wayne A. I. Frederick, M.D.
*	Director
Earle H. Harbison, Jr.
*	Director
Maurine A. Haver
*	Director
Connie Mack, III
*	Director
Robert J. McGuire
*	Director
Roger B. Porter, Ph.D.
*	Director
Paula A. Price
*	Director
Dennis J. Reimer

*By:	/s/ James J. Roth
James J. Roth
Attorney-in-Fact